UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21457

Name of Fund: BlackRock Allocation Target Shares

BATS: Series A Portfolio

BATS: Series C Portfolio

BATS: Series E Portfolio

BATS: Series M Portfolio

BATS: Series P Portfolio

BATS: Series S Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2020

Date of reporting period: 09/30/2019

Item 1	–	Report to Stockholders

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

BlackRock Allocation Target Shares

•	BATS: Series A Portfolio
•	BATS: Series C Portfolio
•	BATS: Series E Portfolio
•	BATS: Series M Portfolio
•	BATS: Series P Portfolio
•	BATS: Series S Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800)-441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended September 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as influential central banks shifted toward accommodative monetary policy, which led to broad-based optimism that a near-term recession could be averted.

After the dust settled, equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted modest negative returns.

Fixed-income securities delivered strong returns with relatively low volatility, as interest rates declined (and bond prices rose). U.S. Treasuries, particularly long-term Treasuries, proved to be an effective ballast for diversified investors. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. Volatility also rose in emerging markets, as the appreciating U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. An economic slowdown in Europe and ongoing uncertainty about Brexit led to negative performance for European equities.

As equity performance faltered and global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted to a more patient perspective on the economy in January 2019. The Fed left interest rates unchanged for six months, then reduced interest rates twice thereafter. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in additional rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We continue to expect a slowing expansion with additional room to run. Despite a sharp slowdown in trade and manufacturing across the globe, U.S. consumers continued to spend at a relatively healthy pace, benefitting from the lowest unemployment rate in 50 years and rising wages. However, escalating trade tensions and the resulting disruptions in global supply chains are becoming increasingly unpredictable, as are geopolitical tensions in the Middle East.

We believe U.S. equities remain relatively attractive, but we are shifting to a more cautious stance within emerging markets and Asia ex-Japan equities. For bonds, U.S. Treasuries are likely to continue to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.08%	4.25%
U.S. small cap equities (Russell 2000® Index)	(0.36)	(8.89)
International equities (MSCI Europe, Australasia, Far East Index)	2.57	(1.34)
Emerging market equities (MSCI Emerging Markets Index)	(3.66)	(2.02)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.20	2.39
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.54	15.15
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	5.42	10.30
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.71	8.19
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.87	6.35
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of September 30, 2019	BATS: Series A Portfolio

Investment Objective

BATS: Series A Portfolio’s (the “Fund”) investment objective is to seek a high level of current income consistent with capital preservation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended September 30, 2019, the Fund underperformed both its broad-based benchmark, the Bloomberg Barclays U.S. Universal Index, and its “Reference Benchmark,” consisting of 50% Bloomberg Barclays U.S. Asset-Backed Securities Index and 50% Bloomberg Barclays Non-Agency Investment Grade CMBS Index. Shares of the Fund can be purchased or held only by or on behalf of (i) certain separately managed account clients; (ii) collective trust funds managed by BlackRock Institutional Trust Company, N.A., an affiliate of the investment adviser; and (iii) mutual funds advised by BlackRock Advisors, LLC or its affiliates. Comparisons of the Fund’s performance versus its Reference Benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

The largest detractor from the Fund’s performance was an underweight allocation to longer duration asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”), relative to the benchmark.

Positive contributions to the Fund’s performance were led by allocations to non-agency residential mortgage-backed securities (“RMBS”), specifically holdings within the sub-prime, option adjustable-rate mortgage and credit risk-transfer subsectors. Holdings of commercial mortgage-backed securities (“CMBS”) and floating rate collateralized loan obligations (“CLOs”) also contributed to Fund performance. Finally, exposure to corporate bonds was additive to the Fund’s return.

Describe recent portfolio activity.

While the Fund’s allocation across fixed income categories remained relatively unchanged over the six months, the weighting to RMBS increased modestly.

Describe portfolio positioning at period end.

The Fund ended the period with an underweight duration (and corresponding interest rate sensitivity) relative to the Reference Benchmark. The Fund was underweight in ABS and CMBS versus the Reference Benchmark, and favored floating rate issues within CMBS. The Fund had out-of-benchmark exposures to non-agency RMBS and CLOs. Within non-agency RMBS, the Fund favored subprime issues, while preferring AAA-rated issues within CLOs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments(a)

Asset-Backed Securities	56%
Non-Agency Mortgage-Backed Securities	41
U.S. Government Sponsored Agency Securities	2
Floating Rate Loan Interests	1
Corporate Bonds	—	(b)

(a)	Total investments exclude short-term securities.
(b)	Amount is less than 1%.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	Percent of Total Investments(b)

AAA/Aaa(c)	37%
AA/Aa	4
A	3
BBB/Baa	3
BB/Ba	5
B	3
CCC/Caa	4
CC/Ca	6
C	2
N/R	33

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Total investments exclude short-term securities.
(c)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors, including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed not-rated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019 (continued)	BATS: Series A Portfolio

Performance Summary for the Period Ended September 30, 2019

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
BATS: Series A Portfolio	3.66%	5.80%	6.30%
Bloomberg Barclays U.S. Universal Index(d)	5.30	10.07	3.98
Reference Benchmark(e)	3.97	7.91	3.25

(a)	See “About Fund Performance” on page 16 for a detailed description of performance related information.
(b)

The Fund will primarily invest its assets in fixed-income securities, such as ABS, CMBS and RMBS issued or guaranteed by the U.S. Government, various agencies of the U.S. Government or various instrumentalities that have been established or sponsored by the U.S. Government, commercial and residential mortgage-backed securities issued by banks and other financial institutions, collateralized mortgage obligations, loans backed by commercial or residential real estate, derivatives and repurchase agreements and reverse repurchase agreements.

(c)	The Fund commenced operations on September 21, 2015.
(d)

An unmanaged, market value weighted index of fixed-income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, ABS and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

(e)

A customized weighted index comprised of the returns of the Bloomberg Barclays U.S. Asset-Backed Securities Index (50%)/Bloomberg Barclays Non-Agency Investment Grade CMBS Index (50%). The Bloomberg Barclays U.S. Asset-Backed Securities Index is composed of debt securities backed by credit card, auto and home equity loans that are rated investment grade or higher by Moody’s, S&P or Fitch Ratings, Inc. (“Fitch”). Issues must have at least one year to maturity and an outstanding par value of at least $50 million. The Bloomberg Barclays Non-Agency Investment Grade CMBS Index measures the market of conduit and fusion CMBS deals with a minimum current deal size of $300 million that are rated investment grade or higher using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. Securities must have a remaining average life of at least one year and must be fixed-rate, weighted average coupon (WAC), or capped WAC securities.

Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(a)	Annualized Expense Ratio

BATS: Series A
Portfolio	$1,000.00	$1,036.61	$0.00	$1,000.00	$1,025.00	$0.00	0.00%

(a)

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of September 30, 2019	BATS: Series C Portfolio

Investment Objective

BATS: Series C Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended September 30, 2019, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Credit Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

The Fund’s overweight position in capital securities was the largest contributor to the Fund’s return, followed by its overweights in the midstream energy and wireline industries. (Capital securities are dividend-paying securities that combine some features of both corporate bonds and preferred stocks, while generally providing higher yields to compensate for being less senior in the issuers’ capital structures).

The Fund’s duration and yield curve positioning was the largest detractor from Fund performance. (Duration is a measure of interest rate sensitivity). An underweight in U.S. dollar-denominated emerging market debt also detracted, as did an overweight in taxable municipal bonds.

Describe recent portfolio activity.

The investment adviser sought to reduce portfolio risk in response to the combination of tighter yield spreads, geopolitical developments, and policy uncertainty ahead of the U.S. election cycle. As part of this shift, the investment adviser reduced the Fund’s allocation to pharmaceutical companies due to political rhetoric surrounding the regulation of drug prices. The Fund’s portfolio weightings were trimmed in life insurance companies, where lower interest rates have historically weighed on profitability, and in the energy sector (particularly exploration and production companies), on the view that oil prices had peaked. The Fund’s allocation to technology was increased, where many companies have demonstrated improving financial metrics and strong fundamentals.

Describe portfolio positioning at period end.

The Fund held overweight positions in the bank, communications and technology industries. The Fund’s largest underweights were in pharmaceuticals, insurance and basic materials. The Fund’s duration was slightly below that of the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments(a)
Corporate Bonds	85%
U.S. Treasury Obligations	5
Capital Trusts	4
Taxable Municipal Bonds	2
Foreign Government Obligations	2
U.S. Government Sponsored Agency Securities	1
Foreign Agency Obligations	1

(a)	Total investments exclude short-term securities and options purchased.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	Percent of Total Investments(b)
AAA/Aaa(c)	8%
AA/Aa	9
A	33
BBB/Baa	50

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Total investments exclude short-term securities and options purchased.
(c)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors, including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed not-rated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019 (continued)	BATS: Series C Portfolio

Performance Summary for the Period Ended September 30, 2019

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	5 Years	10 Years
BATS: Series C Portfolio	7.53%	12.57%	4.64%	5.87%
Bloomberg Barclays U.S. Credit Index(c)	7.38	12.63	4.54	5.32

(a)	See “About Fund Performance” on page 16 for a detailed description of performance related information.
(b)

The Fund will primarily invest its assets in investment grade fixed-income securities, such as corporate bonds, notes and debentures, ABS, CMBS and RMBS, obligations of non-U.S. governments and supranational organizations which are chartered to promote economic development, collateralized mortgage obligations, U.S. Treasury and agency securities, cash equivalent investments, when-issued and delayed delivery securities, derivatives, repurchase agreements and reverse repurchase agreements.

(c)

An unmanaged index that includes publicly issued U.S. corporate and non-corporate securities which include foreign agencies, sovereigns, supranationals and local authorities that meet the specified maturity, liquidity, and quality requirements.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(a)	Annualized Expense Ratio
BATS: Series C Portfolio	$1,000.00	$1,075.30	$0.00	$1,000.00	$1,025.00	$0.00	0.00%

(a)

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

FUND SUMMARY	7

Fund Summary as of September 30, 2019	BATS: Series E Portfolio

Investment Objective

BATS: Series E Portfolio’s (the “Fund”) investment objective is to seek to maximize Federal tax-free yield with a secondary goal of total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended September 30, 2019, the Fund outperformed its broad-based benchmark, the S&P® Municipal Bond Index, and its customized “Reference Benchmark,” consisting of 50% S&P® Municipal High-Yield Index, 25% S&P® Municipal Bond A Rating Band Index (using the returns of only those A rated bonds that have maturities greater than five years) and 25% S&P® Municipal Bond BBB Rating Band Index (using the returns of only those BBB rated bonds that have maturities greater than five years). Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its Reference Benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

The Fund’s duration was above that of the Reference Benchmark, which contributed to Fund performance at a time of falling yields. (Duration is a measure of interest rate sensitivity; prices and yields move in opposite directions). The Fund’s yield curve positioning also added value, with positions in bonds with maturities of 20 years and longer making the largest contributions. Overweight positions in the lower-rated end of the investment-grade category — specifically, A and BBB rated debt — also contributed to the Fund’s return. At the sector level, overweight allocations to transportation and health care issues helped results.

The Fund’s higher-quality bias detracted from Fund performance, as non-investment grade debt outperformed. The Fund sought to manage interest rate risk in an active fashion using U.S. Treasury futures, which had an adverse impact on returns given that Treasury yields fell. The investment adviser’s preference for revenue bonds (those secured by a specific revenue source) led to underweight positions in the local taxed-back and school district sectors, which also detracted from the Fund’s performance.

Describe recent portfolio activity.

The Fund’s most notable activity consisted of investing the large cash inflows that occurred in the first quarter of 2019 and that continued over the past six months. The investment adviser focused its new purchases on lower-rated investment-grade issues, with a preference for revenue bonds over general obligation debt. The investment adviser also continued to add to the Fund’s weighting in Puerto Rico based on the territory’s improving outlook. The investment adviser also favored longer-dated maturities in an effort to enhance yields and capture their more attractive relative value versus shorter-dated issues.

Describe portfolio positioning at period end.

The Fund’s duration was above that of the Reference Benchmark. The Fund remained overweight in longer-term bonds, specifically the 20-plus year maturity range, and underweight in short- and intermediate-term debt. The Fund continued to have a bias toward higher-quality bonds and revenue sectors, such as transportation, housing and education. The Fund’s largest underweight positions were in the local tax-backed and school district sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
County/City/Special District/School District	24%
Transportation	18
Health Care	17
Education	13
Utilities	12
Tobacco	9
Housing	6
Corporate	1

(a)	Total investments exclude short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	Percent of Total Investments(b)
AA/Aa	20%
A	19
BBB/Baa	23
BB/Ba	7
B	5
CC/Ca	2
N/R	24

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Total investments exclude short-term securities.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019 (continued)	BATS: Series E Portfolio

Performance Summary for the Period Ended September 30, 2019

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	5 Years	Since Inception(c)
BATS: Series E Portfolio	5.85%	10.70%	7.00%	7.23%
S&P® Municipal Bond Index(d)	3.71	8.19	3.63	3.80
Reference Benchmark(e)	5.30	9.60	5.60	6.02	(f)

(a)	See “About Fund Performance” on page 16 for a detailed description of performance related information.
(b)

The Fund will invest in investment grade and non-investment grade municipal bonds. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Reference Benchmark.

(c)	The Fund commenced operations on August 4, 2014.
(d)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(e)

A customized weighted index comprised of the returns of the S&P® Municipal High-Yield Index (50%)/S&P® Municipal Bond A Rating Band Index (25%) using the returns of only those A rated bonds that have maturities greater than 5 years/S&P® Municipal Bond BBB Rating Band Index (25%) using the returns of only those BBB rated bonds that have the maturities greater than 5 years.

(f)

The benchmark value used to calculate since inception return is from the close of July 31, 2014. By using this value, the benchmark is using 2 extra days of performance (August 1, 2014 and August 4, 2014) compared to the Fund.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(c)

			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees

	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(a)	Expenses Paid During the Period(b)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(a)	Ending Account Value (09/30/19)	Expenses Paid During the Period(b)

BATS: Series E Portfolio	$1,000.00	$1,058.50	$0.35	$0.00	$1,000.00	$1,024.66	$0.34	$1,025.00	$0.00

(a)

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

(b)

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

(c)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

FUND SUMMARY	9

Fund Summary as of September 30, 2019	BATS: Series M Portfolio

Investment Objective

BATS: Series M Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended September 30, 2019, the Fund outperformed its benchmark, the Bloomberg Barclays MBS Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

The most significant positive contributor to the Fund’s performance relative to the benchmark was an overweight allocation to 30-year agency mortgage backed securities (“MBS”). Holdings of agency collateralized mortgage obligations, mortgage derivatives, and agency commercial mortgage backed securities (“CMBS”) also aided the Fund’s return. Finally, security selection within 15-year MBS added to relative performance as well.

The largest detractor from Fund performance was security selection within 30-year agency MBS, driven by underperformance of specified pool holdings for which the Fund paid a premium valuation to gain exposure to certain prepayment characteristics.

Describe recent portfolio activity.

During the period, the Fund trimmed its exposure to agency CMBS in favor of MBS. The Fund’s exposure to asset-backed securities (“ABS”) increased, with a preference for high quality auto loan receivables within the category.

Describe portfolio positioning at period end.

The Fund ended the period overweight in agency MBS relative to the benchmark, on the view that current valuations are attractive relative to Treasuries and other high-quality fixed income sectors, and that fundamental headwinds, including increased prepayments, are lessening. Within other securitized assets, the Fund continued to favor high quality prime auto ABS. Relative to the Bloomberg Barclays MBS Index, the Fund ended the period underweight to overall portfolio duration.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments(a)

U.S. Government Sponsored Agency Securities	91%
Non-Agency Mortgage-Backed Securities	6
Asset-Backed Securities	3
U.S. Treasury Obligations	—	(b)

(a)	Total investments exclude short-term securities, TBA sale commitments and options written.
(b)	Amount is less than 1%.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	Percent of Total Investments(b)

AAA/Aaa(c)	98%
AA/Aa	1
N/R	1

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Total investments exclude short-term securities, TBA sale commitments and options written.
(c)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed not-rated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019 (continued)	BATS: Series M Portfolio

Performance Summary for the Period Ended September 30, 2019

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	5 Years	10 Years
BATS: Series M Portfolio	3.65%	8.29%	3.09%	4.66%
Bloomberg Barclays MBS Index(c)	3.36	7.80	2.80	3.14

(a)	See “About Fund Performance” on page 16 for a detailed description of performance related information.
(b)

The Fund will primarily invest its assets in investment grade CMBS and RMBS, ABS, collateralized mortgage obligations, U.S. Treasury and agency securities, cash equivalent instruments, when-issued and delayed delivery securities, derivatives and dollar rolls.

(c)	An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet the maturity and liquidity criteria.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(a)	Annualized Expense Ratio
BATS: Series M Portfolio	$1,000.00	$1,036.50	$0.00	$1,000.00	$1,025.00	$0.00	0.00%

(a)

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

FUND SUMMARY	11

Fund Summary as of September 30, 2019	BATS: Series P Portfolio

Investment Objective

BATS: Series P Portfolio’s (the “Fund”) investment objective is to seek to provide a duration that is the inverse of its benchmark.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended September 30, 2019, the Fund underperformed the Bloomberg Barclays U.S. Treasury 7-10 Year Bond Index and the Bloomberg Barclays U.S. Bellwether 10 Year Swap Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark indexes will differ from comparisons of the benchmarks against the performance of the separately managed accounts.

What factors influenced performance?

The use and cost of derivatives will result in a negative contribution to the Fund’s return when interest rates fall; however, the Fund’s strategy is designed to offset these costs by holding shares of BATS: Series S Portfolio (“Series S Portfolio”), a short-term proprietary fund. The use of derivatives is necessary to achieve the Fund’s objective and should therefore be evaluated in a portfolio context and not as a standalone strategy. Given that yields fell, the Fund’s use of derivatives to facilitate an inverse exposure to the 7- to 10-year part of the U.S. Treasury yield curve detracted from the Fund’s results.

The Fund held cash at the end of the period as collateral in conjunction with its investments in U.S. Treasury futures and interest rate swaps. The cash position had no material impact on Fund performance during the period.

The Fund’s position in the Series S Portfolio, which benefited from its allocations to investment-grade corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities, was the main contributor to Fund performance.

Describe recent portfolio activity.

The Fund actively managed interest rate risk on the 7- to 10-year part of the yield curve by using derivatives as described above. The Fund maintained its allocation to Series S Portfolio in order to offset the cost of the derivatives. Since this is an overlay strategy designed to manage interest-rate risk, the portfolio’s positioning is relatively static.

Describe portfolio positioning at period end.

The Fund held positions in U.S. Treasury futures, interest rate swaps, Series S Portfolio and the Bank of New York Cash Reserve money market fund.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets

Fixed Income Funds	30%
Other Assets Less Liabilities	70

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies

BlackRock Allocation Target Shares: Series S Portfolio	100%

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019 (continued)	BATS: Series P Portfolio

Performance Summary for the Period Ended September 30, 2019

	6-Month	Average Annual Total Returns(a)(b)
	Total Returns	1 Year	5 Years	Since Inception(c)
BATS: Series P Portfolio	(5.95)%	(10.74)%	(2.36)%	(1.88)%
Bloomberg Barclays U.S. Treasury 7-10 Year Bond Index(d)	6.79	13.97	3.78	2.87
Bloomberg Barclays U.S. Bellwether 10 Year Swap Index(e)	8.90	17.38	4.50	3.44

(a)	See “About Fund Performance” on page 16 for a detailed description of performance related information.
(b)	The Fund may invest in a portfolio of securities and other financial instruments, including derivative instruments, in an attempt to provide returns that are the inverse of its benchmark index.
(c)	The Fund commenced operations on March 20, 2013.
(d)

An unmanaged index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S.dollars, are rated Baa3 (or better) by Moody’s or BBB- (or better) by S&P, are fixed rate, and have more than $250 million par outstanding.

(e)	Provides total returns for swaps with varying maturities. For example, the 10-year swap index measures the total return of investing in 10-year par swaps over time.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(a)	Annualized Expense Ratio

BATS: Series P Portfolio	$1,000.00	$940.50	$0.00	$1,000.00	$1,025.00	$0.00	0.00%

(a)

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio. BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

FUND SUMMARY	13

Fund Summary as of September 30, 2019	BATS: Series S Portfolio

Investment Objective

BATS: Series S Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended September 30, 2019, the Fund outperformed its benchmark, the ICE BofAML 1-3 Year U.S. Treasury Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

The Fund’s allocations to investment-grade corporate bonds, mortgage-backed securities (“MBS”), asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”), and sovereign debt were the main contributors to relative performance.

As part of its investment strategy, the Fund used interest rate derivatives to manage the portfolio’s duration and yield curve positioning. (Duration is a measure of interest rate sensitivity). The Fund’s use of derivatives detracted from the Fund’s results during the period.

Describe recent portfolio activity.

The Fund’s investment adviser increased the portfolio’s risk exposure during the course of the period. The Fund also decreased its allocation to corporate bonds after yield spreads tightened in the first quarter of 2019, and rotated into ABS, CMBS and agency MBS. The investment adviser believed that agency MBS looked particularly attractive relative to other spread sectors, as the category stood to benefit from a pick-up in demand from banks that needed to maintain their net interest margins. The investment adviser also increased the Fund’s allocation to sovereign debt, specifically to Canadian MBS. These bonds are fully backed by the government and may provide a better return than Canadian government issues. The position was hedged back into U.S. dollars through the use of derivatives.

Describe portfolio positioning at period end.

As the deceleration in economic data should cause interest rates to move lower in the near term, the investment adviser positioned the Fund with a longer duration than the benchmark. The Fund closed the period with overweight positions in ABS, agency MBS, and U.S. investment-grade corporate bonds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments(a)

Corporate Bonds	37%
Asset-Backed Securities	24
U.S. Government Sponsored Agency Securities	23
Non-Agency Mortgage-Backed Securities	14
Foreign Agency Obligations	2
Capital Trusts	—	(b)

(a)	Total investments exclude short-term securities.
(b)	Amount is less than 1%.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	Percent of Total Investments(b)

AAA/Aaa(c)	62%
AA/Aa	2
A	13
BBB/Baa	22
N/R	1

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Total investments exclude short-term securities.
(c)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed not-rated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019 (continued)	BATS: Series S Portfolio

Performance Summary for the Period Ended September 30, 2019

		Average Annual Total Returns(a)(b)
	6 Months Total Returns	1 Year	5 Years	10 Years
BATS: Series S Portfolio	3.08%	6.15%	2.71%	3.14%
ICE BofAML 1-3 Year U.S. Treasury Index(c)	2.02	4.36	1.32	1.18

(a)	See “About Fund Performance” on page 16 for a detailed description of performance related information.
(b)

The Fund will primarily invest its assets in investment grade fixed-income securities, such as CMBS and residential MBS, obligations of non-U.S. governments and supranational organizations, which are chartered to promote economic development, obligations of domestic and non-U.S. corporations, ABS, collateralized mortgage obligations, U.S. Treasury and agency securities, cash equivalent investments, when-issued and delayed delivery securities, derivatives, repurchase agreements, reverse repurchase agreements and dollar rolls.

(c)	An unmanaged index comprised of Treasury securities with maturities ranging from one to three years.
Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(c)
			Including Interest Expense	Excluding Interest Expense		Including Interest Expense		Excluding Interest Expense
	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(a)	Expenses Paid During the Period(b)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(a)	Ending Account Value (09/30/19)	Expenses Paid During the Period(b)
BATS: Series S Portfolio	$1,000.00	$1,030.80	$5.44	$0.00	$1,000.00	$1,019.64	$5.41	$1,025.00	$0.00

(a)

For shares of the Fund, expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. This agreement has no fixed term.

(b)

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

(c)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

FUND SUMMARY	15

About Fund Performance

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Fund. The Funds’ returns would have been lower if there were no such waivers and reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including administration fees and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2019 and held through September 30, 2019) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance returns and NAV. However, there is no guarantee that these objectives can be achieved in all interest rate environments.

The Funds may utilize leverage by entering into reverse repurchase agreements.

Series E Portfolio may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, the Series E Portfolio transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide the Series E Portfolio with economic benefits in periods of declining short-term interest rates, but expose the Series E Portfolio to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect the Series E Portfolio’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Funds’ shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Funds’ shareholders, and the value of these portfolio holdings is reflected in the Funds’ per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.

Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

THE BENEFITS AND RISKS OF LEVERAGING AND DERIVATIVE FINANCIAL INSTRUMENTS	17

Schedule of Investments (unaudited) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 55.1%
Ajax Mortgage Loan Trust:
Series 2017-D, Class A, 3.75%, 12/25/57(a)	$2,039	$2,097,860
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(c)	1,697	763,617
Series 2018-A, Class A, 3.85%, 04/25/58(a)(b)	2,073	2,040,092
Series 2018-A, Class B, 0.00%, 04/25/58(a)(b)	602	349,408
Series 2018-B, Class A, 3.75%, 02/26/57(a)(b)	2,659	2,658,033
Series 2018-B, Class B, 0.00%, 02/26/57(a)(b)	827	231,427
Series 2018-D, Class A, 3.75%, 08/25/58(a)(b)(c)	3,633	3,647,190
Series 2018-D, Class B, 0.00%, 08/25/58(a)(b)(c)	915	512,375
Series 2018-E, Class A, 4.38%, 06/25/58(a)(c)	3,811	3,852,369
Series 2018-E, Class B, 5.25%, 06/25/58(a)(c)	368	382,450
Series 2018-E, Class C, 0.00%, 06/25/58(a)(b)(c)	931	279,054
Series 2018-F, Class A, 4.38%, 11/25/58(a)(b)(c)	4,117	4,148,274
Series 2018-F, Class B, 5.25%, 11/25/58(a)(b)(c)	420	415,080
Series 2018-F, Class C, 0.00%, 11/25/58(a)(b)	1,012	492,300
Series 2018-G, Class A, 4.38%, 06/25/57(a)(b)(c)	5,022	5,053,282
Series 2018-G, Class B, 5.25%, 06/25/57(a)(b)(c)	560	553,392
Series 2018-G, Class C, 0.00%, 06/25/57(a)(b)	1,433	1,356,882
Series 2019-A, Class A, 3.75%, 08/25/57(a)(c)	3,350	3,346,863
Series 2019-A, Class B, 5.25%, 08/25/57(a)(b)(c)	350	344,995
Series 2019-A, Class C, 0.00%, 08/25/57(a)	875	747,827
Series 2019-B, Class A, 3.75%, 01/25/59(a)(c)	4,033	4,040,015
Series 2019-B, Class B, 5.25%, 01/25/59(a)(c)	409	400,999
Series 2019-B, Class C, 0.00%, 01/25/59(a)(b)	1,047	860,689
Series 2019-C, Class A, 3.95%, 10/25/58(a)(b)(c)	3,854	3,884,583
Series 2019-E, Class A, 3.00%, 10/30/59(a)	3,750	3,737,536
Series 2019-E, Class B, 4.88%, 10/30/59(a)	350	347,847
Series 2019-E, Class C, 0.00%, 10/30/59(a)	900	408,133
Allegro CLO II-S Ltd.:
Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.080%), 3.36%, 10/21/28(a)(d)	2,000	1,995,909
Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.150%), 4.43%, 10/21/28(a)(d)	300	297,436
Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.000%), 5.28%, 10/21/28(a)(d)	750	725,098
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.130%), 3.43%, 01/17/31(a)(d)	1,000	994,759

Security	Par (000)	Value
ALM VI Ltd., Series 2012-6A, Class DR3, (3 mo. LIBOR US + 5.050%), 7.35%, 07/15/26(a)(d)	$600	$568,416
ALM VII Ltd., Series 2012-7A, Class A1A2, (3 mo. LIBOR US + 1.170%), 3.47%, 07/15/29(a)(d)	1,000	1,000,554
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.500%), 3.80%, 07/15/27(a)(d)	1,000	996,897
Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.700%), 5.00%, 07/15/27(a)(d)	1,000	987,227
ALM XVII Ltd., Series 2015-17A, Class BR, (3 mo. LIBOR US + 2.100%), 4.40%, 01/15/28(a)(d)	500	498,126
American Express Credit Account Master Trust, Series 2017-6, Class A, 2.04%, 05/15/23	7,035	7,042,766
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 3.53%, 07/25/29(a)(d)	500	499,961
Anchorage Capital CLO 3-R Ltd.:
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.050%), 3.31%, 01/28/31(a)(d)	1,000	993,725
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.500%), 3.76%, 01/28/31(a)(d)	1,000	981,867
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.850%), 4.11%, 01/28/31(a)(d)	500	482,222
Anchorage Capital CLO 4-R Ltd.:
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.050%), 3.31%, 01/28/31(a)(d)	2,050	2,043,140
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.850%), 4.11%, 01/28/31(a)(d)	1,500	1,445,896
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.600%), 4.86%, 01/28/31(a)(d)	750	702,925
Anchorage Capital CLO 5-R Ltd.:
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.450%), 3.75%, 01/15/30(a)(d)	1,700	1,673,052
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 4.15%, 01/15/30(a)(d)	3,000	2,961,114
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.400%), 7.70%, 01/15/30(a)(d)	1,000	938,473
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class B1R, (3 mo. LIBOR US + 1.300%), 3.60%, 10/15/27(a)(d)	1,500	1,489,231
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 4.00%, 10/15/27(a)(d)	625	618,525
Series 2015-7A, Class DR, (3 mo. LIBOR US + 2.700%), 5.00%, 10/15/27(a)(d)	1,000	989,813
Anchorage Capital CLO 8 Ltd.:
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.000%), 3.26%, 07/28/28(a)(d)	5,000	5,002,515
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.600%), 3.86%, 07/28/28(a)(d)	1,000	995,970
Series 2016-8A, Class CR, (3 mo. LIBOR US + 2.100%), 4.36%, 07/28/28(a)(d)	1,000	987,180
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.000%), 5.26%, 07/28/28(a)(d)	750	741,422
Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.750%), 8.01%, 07/28/28(a)(d)	2,060	2,033,813
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 4.45%, 10/13/30(a)(d)	500	494,975
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.800%), 9.10%, 10/13/30(a)(d)	1,000	974,420

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.080%), 3.38%, 04/15/31(a)(d)	$1,387	$1,380,306
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.010%), 3.29%, 04/20/31(a)(d)	1,000	988,908
Apidos CLO XXI:
Series 2015-21A, Class A1R, (3 mo. LIBOR US + 0.930%), 3.23%, 07/18/27(a)(d)	3,000	3,001,681
Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.200%), 7.50%, 07/18/27(a)(d)	500	475,633
Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 8.28%, 10/20/27(a)(d)	500	492,356
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 8.25%, 01/15/27(a)(d)	500	493,755
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.250%), 7.53%, 07/25/30(a)(d)	500	448,678
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.300%), 3.33%, 04/15/27(a)(d)	1,920	1,926,207
Series 2017-FL1, Class B, (1 mo. LIBOR US + 2.500%), 4.53%, 04/15/27(a)(d)	438	442,913
ARES XLIII CLO Ltd., Series 2017-43A, Class E, (3 mo. LIBOR US + 6.470%), 8.77%, 10/15/29(a)(d)	750	715,716
ARES XXXIV CLO Ltd., Series 2015-2A, Class E2, (3 mo. LIBOR US + 5.200%), 7.46%, 07/29/26(a)(d)	500	496,825
ARES XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 3.47%, 10/15/30(a)(d)	600	599,245
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 2.50%, 05/25/35(d)	64	59,242
Assurant CLO III Ltd., Series 2018-2A, Class C, (3 mo. LIBOR US + 2.250%), 4.53%, 10/20/31(a)(d)	500	490,060
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.240%), 3.38%, 05/28/30(a)(d)	1,825	1,825,008
Atrium XII, Series 12A, Class AR, (3 mo. LIBOR US + 0.830%), 3.11%, 04/22/27(a)(d)	1,000	1,000,177
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.050%), 3.34%, 08/05/27(a)(d)	1,500	1,501,525
Babson CLO Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.190%), 3.47%, 10/20/30(a)(d)	1,000	996,837
Bain Capital Credit CLO, Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.080%), 3.38%, 07/19/31(a)(d)	1,000	991,654
Bain Capital Credit CLO Ltd., Series 2016-2A, Class AR, (3 mo. LIBOR US + 1.140%), 3.26%, 01/15/29(a)(d)	3,400	3,403,702
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)	5,740	4,363,456
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.950%), 3.23%, 07/20/29(a)(d)	1,000	999,321

Security	Par (000)	Value
Battalion CLO VII Ltd.:
Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.040%), 3.34%, 07/17/28(a)(d)	$1,750	$1,745,558
Series 2014-7A, Class BRR, (3 mo. LIBOR US + 2.500%), 4.80%, 07/17/28(a)(d)	750	749,227
Battalion CLO X Ltd., Series 2016-10A, Class DR, (3 mo. LIBOR US + 6.650%), 8.93%, 01/24/29(a)(d)	500	489,242
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.980%), 8.26%, 10/24/29(a)(d)	1,000	960,857
Bayview Financial Revolving Asset Trust:
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 3.04%, 02/28/40(a)(d)	6,485	6,282,832
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 3.04%, 12/28/40(a)(d)	3,716	3,667,997
Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 2.97%, 12/28/40(a)(d)	3,252	3,041,038
BDS Ltd., Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.400%), 3.43%, 12/15/35(a)(d)	6,205	6,218,403
Bear Stearns Asset-Backed Securities I Trust:
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 2.34%, 03/25/37(d)	823	614,858
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 2.16%, 03/25/37(d)	122	129,082
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 2.37%, 04/25/37(d)	312	273,131
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 3.22%, 01/25/36(d)	81	81,275
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (3 mo. LIBOR US + 1.250%), 3.53%, 01/20/29(a)(d)	500	500,480
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.090%), 3.37%, 04/20/31(a)(d)	1,000	993,818
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.100%), 3.38%, 01/20/31(a)(d)	900	897,149
Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 3.45%, 10/17/26(a)(d)	173	173,060
BlueMountain CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 3.46%, 10/22/30(a)(d)	2,200	2,198,038
Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 7.75%, 04/13/27(a)(d)	250	248,868
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.000%), 3.28%, 04/20/31(a)(d)	1,000	993,588
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (1 mo. LIBOR US + 1.050%), 3.08%, 03/15/28(a)(d)	1,159	1,158,998
Burnham Park CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.150%), 0.00%, 10/20/29(a)(d)	4,000	4,000,000
California Street CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 3.33%, 10/15/25(a)(d)	568	568,498
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.99%, 07/17/23	7,816	7,817,809

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.970%), 3.27%, 04/17/31(a)(d)	$1,515	$1,499,115
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.600%), 3.86%, 07/28/28(a)(d)	1,000	999,581
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 10.78%, 07/20/32(a)(d)	88	85,362
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.200%), 7.48%, 04/20/27(a)(d)	1,000	914,290
Carlyle U.S. CLO Ltd., Series 2016-4A, Class DR, (3 mo. LIBOR US + 5.400%), 7.68%, 10/20/27(a)(d)	250	228,012
CarMax Auto Owner Trust, Series 2019-1, Class A2A, 3.02%, 07/15/22	4,704	4,727,635
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.120%), 2.14%, 10/25/36(d)	262	202,928
Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 2.18%, 10/25/36(d)	139	108,189
Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.250%), 2.27%, 10/25/36(d)	2,137	1,683,587
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 2.26%, 08/25/36(d)	630	492,042
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 2.18%, 10/25/36(d)	79	73,497
Series 2007-FRE1, Class A3, (1 mo. LIBOR US + 0.260%), 2.28%, 02/25/37(d)	2,200	2,055,508
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 3.53%, 07/20/30(a)(d)	1,500	1,494,754
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 3.53%, 10/17/29(a)(d)	2,500	2,501,884
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.700%), 4.00%, 10/17/29(a)(d)	500	495,189
Series 2018-6A, Class A, (3 mo. LIBOR US + 0.940%), 3.24%, 07/15/31(a)(d)	1,000	1,000,235
Series 2018-6A, Class B1, (3 mo. LIBOR US + 1.500%), 3.80%, 07/15/31(a)(d)	1,000	982,863
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.980%), 3.26%, 04/20/31(a)(d)	500	494,195
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.100%), 3.40%, 07/17/31(a)(d)	1,750	1,740,729
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.090%), 3.37%, 10/20/28(a)(d)	500	499,357
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 3.55%, 10/17/30(a)(d)	1,000	999,807
Cent CLO Ltd.:
Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.070%), 3.37%, 10/15/26(a)(d)	2,000	1,999,548
Series C17A, Class A1AR, (3 mo. LIBOR US + 1.030%), 3.30%, 04/30/31(a)(d)	2,000	1,980,593
CIFC Funding Ltd.:
Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 1.210%), 3.51%, 10/18/30(a)(d)	1,350	1,350,712

Security	Par (000)	Value
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.130%), 3.43%, 10/17/30(a)(d)	$1,500	$1,498,525
Series 2017-2A, Class A, (3 mo. LIBOR US + 1.240%), 3.52%, 04/20/30(a)(d)	500	499,641
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.000%), 3.30%, 04/18/31(a)(d)	710	702,474
Citigroup Mortgage Loan Trust:
Series 2006-WFH4, Class M3, (1 mo. LIBOR US + 0.320%), 2.34%, 11/25/36(d)	290	257,230
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 2.29%, 05/25/37(d)	17	12,382
Series 2007-WFH2, Class M3, (1 mo. LIBOR US + 0.470%), 2.49%, 03/25/37(d)	5,000	4,771,382
Series 2007-WFH4, Class M3A, (1 mo. LIBOR US + 2.500%), 4.52%, 07/25/37(d)	1,000	1,062,286
Clear Creek CLO, Series 2015-1A, Class ER, (3 mo. LIBOR US + 6.300%), 8.58%, 10/20/30(a)(d)	1,000	919,668
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28(c)	60	60,226
Series 1998-4, Class M1, 6.83%, 04/01/30(c)	1,208	1,112,856
Series 1998-8, Class M1, 6.98%, 09/01/30(c)	1,089	973,881
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(c)	2,405	1,033,660
Series 2000-4, Class A6, 8.31%, 05/01/32(c)	2,422	1,023,505
Countrywide Asset-Backed Certificates:
Series 2005-16, Class 1AF, 4.72%, 04/25/36(c)	1,814	1,804,293
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.18%, 09/25/46(d)	12	12,195
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 2.30%, 03/15/34(d)	40	38,553
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 02/15/28(a)	3,950	4,035,742
Credit Suisse Commercial Mortgage Trust, Series 2018-RPL8, Class A1, 4.13%, 07/25/58(a)(c)	4,238	4,274,478
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.43%, 12/25/36(e)	22	20,009
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(e)	2,900	2,991,611
Series 2006-SL1, Class A3, (1 mo. LIBOR US + 0.440%), 2.46%, 09/25/36(a)(d)	6,319	791,986
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A3, 5.84%, 07/25/27	108	321,692
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.33%, 12/15/33(a)(d)	38	35,195

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.22%, 05/15/35(a)(b)(d)	$11	$10,956
CWHEQ Revolving Home Equity Loan Trust:
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 2.21%, 05/15/36(d)	2,869	2,815,143
Series 2006-G, Class 2A, (1 mo. LIBOR US + 0.150%), 2.18%, 10/15/36(d)	339	321,854
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.180%), 3.46%, 10/20/30(a)(d)	1,000	993,139
Dewolf Park CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.200%), 8.50%, 10/15/30(a)(d)	1,000	946,432
Discover Card Execution Note Trust, Series 2016-A3, Class A3, 1.85%, 10/16/23	3,716	3,714,331
Dorchester Park CLO DAC:
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.450%), 3.73%, 04/20/28(a)(d)	1,500	1,481,779
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.750%), 4.03%, 04/20/28(a)(d)	500	493,273
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 3.42%, 01/15/31(a)(d)	2,000	1,992,280
Dryden Senior Loan Fund, Series 2017-47A, Class E, (3 mo. LIBOR US + 6.200%), 8.50%, 04/15/28(a)(d)	250	235,877
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 3.20%, 10/15/27(a)(d)	250	250,007
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.200%), 3.36%, 08/15/30(a)(d)	1,247	1,247,388
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)(c)	2,415	2,461,449
Elm CLO Ltd., Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.170%), 3.47%, 01/17/29(a)(d)	5,000	5,005,702
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 02/18/31(a)	2,513	2,531,132
First Franklin Mortgage Loan Trust:
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.120%), 2.14%, 10/25/36(d)	1,167	941,780
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.140%), 2.16%, 12/25/36(d)	633	361,093
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 2.17%, 12/25/36(d)	2,985	2,615,958
Ford Credit Auto Owner Trust, Series 2017-C, Class A3, 2.01%, 03/15/22	3,433	3,431,629
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.16%, 02/25/37(d)	2,700	2,047,249
Galaxy XXIII CLO Ltd., Series 2017-23A, Class A, (3 mo. LIBOR US + 1.280%), 3.56%, 04/24/29(a)(d)	4,000	4,000,059
Galaxy XXIX CLO Ltd., Series 2018-29A, Class C, (3 mo. LIBOR US + 1.680%), 3.84%, 11/15/26(a)(d)	2,150	2,132,169
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 2.27%, 12/25/35(d)	19	19,080
Gilbert Park CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.400%), 8.70%, 10/15/30(a)(d)	1,000	966,918

Security	Par (000)	Value
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A2A, 2.23%, 08/16/22	$5,000	$5,004,900
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.315%), 2.33%, 11/25/36(d)	224	233,693
GoldenTree Loan Opportunities IX Ltd.:
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.110%), 3.37%, 10/29/29(a)(d)	500	499,059
Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.660%), 7.92%, 10/29/29(a)(d)	750	710,568
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.350%), 2.37%, 12/25/35(d)	283	118,986
Series 2006-4, Class 1A1, 4.03%, 03/25/36(c)	1,248	1,083,053
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)	28	9,435
GSAMP Trust:
Series 2006-FM3, Class A1, (1 mo. LIBOR US + 0.140%), 2.16%, 11/25/36(d)	2,348	1,441,170
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.200%), 2.22%, 01/25/47(d)	14	8,568
Series 2007-HS1, Class M5, (1 mo. LIBOR US + 2.250%), 4.27%, 02/25/47(d)	3,566	3,714,034
Series 2007-HS1, Class M7, (1 mo. LIBOR US + 2.250%), 4.27%, 02/25/47(d)	3,000	3,000,308
Halcyon Loan Advisors Funding Ltd.:
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.700%), 3.98%, 10/22/25(a)(d)	1,600	1,604,193
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.080%), 3.36%, 07/25/27(a)(d)	250	249,726
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.150%), 7.45%, 07/18/31(a)(d)	1,120	979,995
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.025%), 4.04%, 07/25/34(d)	30	30,524
Series 2007-B, Class 2A3, (1 mo. LIBOR US + 0.200%), 2.22%, 07/25/37(d)	287	195,564
Honda Auto Receivables Owner Trust, Series 2018-1, Class A3, 2.64%, 02/15/22	3,388	3,402,481
HPS Loan Management Ltd.:
Series 10A-16, Class A1R, (3 mo. LIBOR US + 1.140%), 3.28%, 01/20/28(a)(d)	5,000	4,995,908
Series 10A-16, Class C, (3 mo. LIBOR US + 3.650%), 5.93%, 01/20/28(a)(d)	500	496,122
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.140%), 3.44%, 10/19/28(a)(d)	1,150	1,147,664
Invitation Homes Trust:
Series 2018-SFR2, Class E, (1 mo. LIBOR US + 2.000%), 4.03%, 06/17/37(a)(d)	2,000	2,003,130
Series 2018-SFR2, Class F, (1 mo. LIBOR US + 2.250%), 4.28%, 06/17/37(a)(d)	2,000	1,989,654
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.000%), 4.03%, 07/17/37(a)(d)	2,545	2,548,637
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (1 mo. LIBOR US + 0.800%), 2.82%, 07/25/36(d)	3,498	3,334,562
Kayne CLO II Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.240%), 3.54%, 10/15/31(a)(d)	1,000	997,456
KKR CLO Ltd., Series 23, Class E, (3 mo. LIBOR US + 6.000%), 8.28%, 10/20/31(a)(d)	500	461,364

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 3.35%, 01/20/31(a)(d)	$2,000	$1,991,615
LCM XX LP, Series 20A, Class AR, (3 mo. LIBOR US + 1.040%), 3.32%, 10/20/27(a)(d)	500	500,362
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.880%), 3.16%, 04/20/28(a)(d)	500	498,054
Legacy Mortgage Asset Trust:
Series 2018-SL1, Class A, 4.00%, 02/25/58(a)(c)	3,188	3,211,323
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)(c)	3,370	3,285,790
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(b)	670	117,794
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)(c)	600	459,000
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33	1,038	881,623
Lendmark Funding Trust:
Series 2017-2A, Class A, 2.80%, 05/20/26(a)	5,834	5,831,788
Series 2017-2A, Class B, 3.38%, 05/20/26(a)	2,540	2,540,000
Series 2018-2A, Class A, 4.23%, 04/20/27(a)	3,000	3,110,685
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.130%), 3.16%, 05/15/28(a)(d)	4,190	4,193,133
Long Beach Mortgage Loan Trust:
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.180%), 2.20%, 03/25/46(d)	1,020	824,780
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 2.28%, 05/25/36(d)	840	372,462
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.17%, 06/25/36(d)	4,014	2,164,183
Series 2006-7, Class 1A, (1 mo. LIBOR US + 0.155%), 2.17%, 08/25/36(d)	5,095	3,285,728
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.18%, 08/25/36(d)	7,358	4,079,664
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.240%), 2.26%, 08/25/36(d)	1,698	960,369
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.18%, 09/25/36(d)	5,628	2,298,162
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 2.13%, 10/25/36(d)	7,374	3,096,402
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.18%, 10/25/36(d)	2,459	1,045,691
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.24%, 11/25/36(d)	3,558	1,704,910
Series 2006-WL3, Class 2A4, (1 mo. LIBOR US + 0.300%), 2.32%, 01/25/36(d)	5,219	4,911,783
Madison Park Funding X Ltd.:
Series 2012-10A, Class CR2, (3 mo. LIBOR US + 2.350%), 4.63%, 01/20/29(a)(d)	1,000	999,351
Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.400%), 8.68%, 01/20/29(a)(d)	500	489,329
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.950%), 3.25%, 04/19/30(a)(d)	940	938,816
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.450%), 5.71%, 01/27/26(a)(d)	1,000	997,127

Security	Par (000)	Value
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 3.47%, 10/21/30(a)(d)	$1,750	$1,750,864
Madison Park Funding XXV Ltd., Series 2017-25A, Class D, (3 mo. LIBOR US + 6.100%), 8.38%, 04/25/29(a)(d)	1,000	941,713
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 3.46%, 07/29/30(a)(d)	1,500	1,500,999
Madison Park Funding XXX Ltd.:
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.950%), 7.25%, 04/15/29(a)(d)	1,000	929,760
Series 2018-30X, Class E, (3 mo. LIBOR US + 4.950%), 7.25%, 04/15/29(d)	250	232,440
Mariner Finance Issuance Trust, Series 2019-AA, Class A, 2.96%, 07/20/32(a)	5,000	5,060,713
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 2.28%, 06/25/36(a)(d)	433	383,901
Series 2006-WMC2, Class A4, (1 mo. LIBOR US + 0.150%), 2.17%, 04/25/36(d)	4,083	1,697,798
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 2.30%, 05/25/37(d)	83	72,653
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.260%), 2.28%, 06/25/46(a)(d)	29	27,853
MERIT Securities Corp., Series 13, Class M2, 7.95%, 12/28/33(e)	1,491	1,290,081
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 2.26%, 05/25/37(d)	2,386	1,790,283
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 2.28%, 08/25/37(d)	1,763	902,738
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.970%), 3.25%, 04/21/31(a)(d)	1,250	1,229,927
Mill City Solar Loan Ltd.:
Series 2019-1A, Class A, 4.34%, 03/20/43(a)	2,269	2,333,343
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)	3,842	3,891,330
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A2D, (1 mo. LIBOR US + 0.220%), 2.24%, 11/25/36(d)	6,864	4,425,565
Mosaic Solar Loan Trust:
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)	2,333	2,415,979
Series 2019-1A, Class A, 4.37%, 12/21/43(a)	3,834	3,947,442
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.600%), 3.88%, 07/20/24(a)(d)	1,000	1,000,138
MP CLO VII Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.080%), 3.38%, 10/18/28(a)(d)	1,150	1,143,470
Navient Private Education Loan Trust, Series 2014-CTA, Class B, (1 mo. LIBOR US + 1.750%), 3.78%, 10/17/44(a)(d)	3,095	3,126,513
Navient Private Education Refi Loan Trust:
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)	2,000	2,091,971

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2019-A, Class A2A, 3.42%, 01/15/43(a)	$4,160	$4,340,160
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)	1,950	2,002,805
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)	5,000	5,062,124
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)	2,590	2,701,158
Neuberger Berman CLO XX Ltd.:
Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.800%), 3.10%, 01/15/28(a)(d)	525	524,457
Series 2015-20A, Class DR, (3 mo. LIBOR US + 2.400%), 4.70%, 01/15/28(a)(d)	1,000	970,649
Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 7.30%, 01/15/28(a)(d)	750	701,194
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 3.47%, 10/18/30(a)(d)	1,050	1,048,174
Nissan Auto Receivables Owner Trust:
Series 2017-C, Class A3, 2.12%, 04/18/22	2,521	2,521,605
Series 2019-A, Class A2A, 2.82%, 01/18/22	3,000	3,012,103
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.42%, 10/25/36(a)(d)	593	552,386
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 01/15/19(c)	40	28,700
Series 2002-A, Class M1, 7.76%, 03/15/32(c)	2,173	2,169,245
Series 2002-C, Class M1, 6.89%, 11/15/32(c)	2,447	2,109,104
OCP CLO Ltd.:
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.120%), 3.42%, 10/18/28(a)(d)	2,915	2,917,010
Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.000%), 5.30%, 10/18/28(a)(d)	1,000	961,465
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.960%), 3.28%, 04/16/31(a)(d)	2,000	1,977,382
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.200%), 8.48%, 03/17/30(a)(d)	540	520,755
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.190%), 3.47%, 01/20/31(a)(d)	1,000	997,313
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.000%), 3.28%, 01/25/31(a)(d)	750	745,199
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.850%), 4.15%, 07/15/27(a)(d)	1,000	982,537
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (3 mo. LIBOR US + 1.130%), 3.43%, 03/20/25(a)(d)	2,500	2,496,501
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 3.300%), 5.58%, 10/20/25(a)(d)	750	749,964
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.150%), 9.43%, 01/21/30(a)(d)	1,000	1,000,387
OHA Loan Funding Ltd.:
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.040%), 3.19%, 05/23/31(a)(d)	770	766,430

Security	Par (000)	Value
Series 2016-1A, Class D, (3 mo. LIBOR US + 3.750%), 6.03%, 01/20/28(a)(d)	$2,000	$1,984,850
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.500%), 8.78%, 01/20/28(a)(d)	1,000	983,942
OneMain Financial Issuance Trust:
Series 2015-1A, Class C, 5.12%, 03/18/26(a)	2,950	2,958,558
Series 2016-1A, Class B, 4.57%, 02/20/29(a)	3,500	3,536,268
Series 2019-1A, Class B, 3.79%, 02/14/31(a)	2,000	2,059,152
Series 2019-2A, Class A, 3.14%, 10/14/36(a)	4,770	4,813,660
Option One Mortgage Loan Trust:
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)	4,677	4,528,725
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)	3,963	3,940,967
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1 mo. LIBOR US + 1.200%), 3.23%, 10/15/37(a)(b)(d)	3,826	3,762,249
OZLM Funding III Ltd., Series 2013-3A, Class BR, (3 mo. LIBOR US + 3.000%), 5.28%, 01/22/29(a)(d)	500	499,913
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.53%, 10/22/30(a)(d)	500	497,163
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 3.98%, 10/22/30(a)(d)	500	495,143
OZLM Funding Ltd., Series 2012-1A, Class A1R2, (3 mo. LIBOR US + 1.230%), 3.51%, 07/22/29(a)(d)	500	499,818
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.200%), 4.50%, 10/17/29(a)(d)	500	488,580
OZLM XIV Ltd.:
Series 2015-14A, Class A1AR, (3 mo. LIBOR US + 1.160%), 3.46%, 01/15/29(a)(d)	1,500	1,500,000
Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.700%), 4.00%, 01/15/29(a)(d)	4,000	3,977,290
Series 2015-14A, Class B1R, (3 mo. LIBOR US + 2.100%), 4.40%, 01/15/29(a)(d)	1,500	1,488,153
Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.000%), 5.30%, 01/15/29(a)(d)	1,000	964,630
OZLM XV Ltd., Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 3.77%, 01/20/29(a)(d)	500	500,690
OZLM XX Ltd., Series 2018-20A, Class D, (3 mo. LIBOR US + 5.800%), 8.08%, 04/20/31(a)(d)	1,000	890,073
Palmer Square CLO Ltd.:
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 3.43%, 01/17/31(a)(d)	1,000	997,834
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.650%), 4.95%, 01/17/31(a)(d)	400	371,833
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.600%), 7.92%, 07/16/31(a)(d)	500	448,909
Palmer Square Loan Funding Ltd.:
Series 2018-4A, Class A1, (3 mo. LIBOR US + 0.900%), 3.06%, 11/15/26(a)(d)	207	206,882
Series 2018-4A, Class B, (3 mo. LIBOR US + 1.900%), 4.06%, 11/15/26(a)(d)	1,000	994,588

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Parallel Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.850%), 3.13%, 07/20/27(a)(d)	$1,000	$998,967
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.750%), 4.03%, 07/20/27(a)(d)	1,000	972,632
Park Avenue Institutional Advisers CLO Ltd.:
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.850%), 8.00%, 08/23/31(a)(d)	1,500	1,355,144
Series 2017-1A, Class D, (3 mo. LIBOR US + 6.220%), 8.40%, 11/14/29(a)(d)	2,250	2,153,001
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1 mo. LIBOR US + 0.360%), 2.38%, 05/25/36(d)	7,000	6,683,307
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(a)(e)	131	131,231
Pretium Mortgage Credit Partners I LLC:
Series 2019-NPL1, Class A1, 4.21%, 07/25/60(a)(e)	3,906	3,938,155
Series 2019-NPL2, Class A1, 3.84%, 12/25/58(a)(e)	3,299	3,312,859
Progress Residential Trust:
Series 2017-SFR1, Class A, 2.77%, 08/17/34(a)	1,435	1,438,609
Series 2018-SFR2, Class E, 4.66%, 08/17/35(a)	4,000	4,123,658
Series 2018-SFR3, Class E, 4.87%, 10/17/35(a)	5,000	5,192,785
Series 2019-SFR3, Class E, 3.37%, 09/17/36(a)	3,000	2,993,620
Series 2019-SFR3, Class F, 3.87%, 09/17/36(a)	1,000	995,691
Series 2019-SFR4, Class E, 3.44%, 11/17/36(a)	3,000	2,999,900
Series 2019-SFR4, Class F, 3.68%, 11/17/36(a)	2,500	2,499,922
Regatta VI Funding Ltd.:
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.080%), 3.36%, 07/20/28(a)(d)	350	349,411
Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.700%), 4.98%, 07/20/28(a)(d)	250	237,722
Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.000%), 7.28%, 07/20/28(a)(d)	500	481,640
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(e)	2,728	2,861,187
Riserva CLO Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.140%), 3.44%, 10/18/28(a)(d)	1,100	1,099,911
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.370%), 3.67%, 04/15/29(a)(d)	1,500	1,500,120
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.250%), 5.55%, 04/15/29(a)(d)	1,000	993,074
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.400%), 7.70%, 04/15/29(a)(d)	2,350	2,128,875
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.750%), 4.05%, 10/15/29(a)(d)	1,250	1,241,485
Series 2017-2A, Class C, (3 mo. LIBOR US + 2.300%), 4.60%, 10/15/29(a)(d)	1,000	986,347
Series 2017-2A, Class D, (3 mo. LIBOR US + 3.450%), 5.75%, 10/15/29(a)(d)	1,000	992,837
Series 2017-2A, Class E, (3 mo. LIBOR US + 6.080%), 8.38%, 10/15/29(a)(d)	1,500	1,421,037
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.190%), 3.47%, 10/20/30(a)(d)	2,144	2,139,870

Security	Par (000)	Value
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.750%), 8.03%, 10/20/30(a)(d)	$2,250	$2,118,658
Series 2018-1A, Class E, (3 mo. LIBOR US + 5.850%), 7.99%, 05/20/31(a)(d)	1,000	933,826
Series 2018-2A, Class E, (3 mo. LIBOR US + 6.000%), 8.28%, 10/20/31(a)(d)	1,000	896,866
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.31%, 04/20/31(a)(d)	1,250	1,236,436
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.090%), 3.39%, 01/15/30(a)(d)	1,000	993,150
Seneca Park CLO Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 3.500%), 5.80%, 07/17/26(a)(d)	250	250,819
SESAC Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(a)	2,150	2,218,456
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.120%), 3.42%, 07/15/30(a)(d)	1,000	993,521
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 3.52%, 07/20/30(a)(d)	1,500	1,500,226
SLM Private Credit Student Loan Trust:
Series 2004-A, Class B, (3 mo. LIBOR US + 0.580%), 2.70%, 06/15/33(d)	88	87,621
Series 2005-A, Class A4, (3 mo. LIBOR US + 0.310%), 2.43%, 12/15/38(d)	2,240	2,184,816
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.330%), 2.45%, 06/15/39(d)	1,936	1,900,077
Series 2005-B, Class B, (3 mo. LIBOR US + 0.400%), 2.52%, 06/15/39(d)	2,340	2,318,391
Series 2005-B, Class C, (3 mo. LIBOR US + 0.700%), 2.82%, 06/15/39(d)	392	390,526
Series 2006-BW, Class A5, (3 mo. LIBOR US + 0.200%), 2.32%, 12/15/39(d)	3,277	3,204,850
SLM Private Education Loan Trust, Series 2014-A, Class B, 3.50%, 11/15/44(a)	2,405	2,430,508
SMB Private Education Loan Trust:
Series 2015-C, Class B, 3.50%, 09/15/43(a)	2,365	2,433,599
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)	3,309	3,320,486
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.900%), 2.93%, 09/15/34(a)(d)	4,135	4,141,321
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)	2,166	2,193,405
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 2.78%, 10/15/35(a)(d)	3,557	3,557,963
Series 2018-A, Class A2B, (1 mo. LIBOR US + 0.800%), 2.83%, 02/15/36(a)(d)	5,100	5,095,414
Series 2019-A, Class A2A, 3.44%, 07/15/36(a)	1,990	2,074,739
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)	5,000	5,078,469
SoFi Professional Loan Program LLC:
Series 2019-A, Class A2FX, 3.69%, 06/15/48(a)	3,115	3,300,872
Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)	1,160	1,201,859
Sound Point CLO XIV Ltd.:
Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.150%), 3.30%, 01/23/29(a)(d)	3,250	3,260,573
Series 2016-3A, Class E, (3 mo. LIBOR US + 6.650%), 8.91%, 01/23/29(a)(d)	1,000	1,001,920

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Sound Point CLO XV Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.150%), 3.16%, 01/23/29(a)(b)(d)	$3,925	$3,925,000
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.795%), 2.81%, 01/25/35(d)	136	133,182
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 05/27/36(a)	7,252	7,329,431
Springleaf Funding Trust, Series 2016-AA, Class B, 3.80%, 11/15/29(a)	3,500	3,505,766
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.250%), 3.55%, 01/15/30(a)(d)	250	249,240
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL1, Class A3, (1 mo. LIBOR US + 0.300%), 2.32%, 01/25/37(a)(d)	1,600	1,148,138
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(a)	2,400	2,467,944
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.880%), 3.18%, 04/15/28(a)(d)	1,000	995,544
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.200%), 3.32%, 11/18/30(a)(d)	1,000	998,904
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, (3 mo. LIBOR US + 3.400%), 5.68%, 10/20/26(a)(d)	1,000	994,413
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.050%), 3.35%, 07/15/28(a)(d)	2,000	1,997,530
TICP CLO VI Ltd.:
Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.200%), 3.50%, 01/15/29(a)(d)	4,000	4,003,446
Series 2016-6A, Class ER, (3 mo. LIBOR US + 6.400%), 8.70%, 01/15/29(a)(d)	500	482,959
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.510%), 8.81%, 07/15/29(a)(d)	1,500	1,467,287
Towd Point Mortgage Trust:
Series 2019-HY2, Class A1, (1 mo. LIBOR US + 1.000%), 3.02%, 05/25/58(a)(d)	4,177	4,203,180
Series 2019-SJ2, Class A2, 4.25%, 11/25/58(a)(c)	5,000	5,154,959
Treman Park CLO Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.070%), 3.35%, 10/20/28(a)(d)	1,000	1,001,567
Trestles CLO Ltd., Series 2017-1A, Class A1A, (3 mo. LIBOR US + 1.290%), 3.57%, 07/25/29(a)(d)	350	350,462
Tricon American Homes Trust:
Series 2017-SFR2, Class F, 5.10%, 01/17/36(a)	4,000	4,160,238
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)	2,000	2,116,940
Series 2019-SFR1, Class E, 3.40%, 03/17/38(a)	2,000	2,013,980
Trinitas CLO II Ltd., Series 2014-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 3.48%, 07/15/26(a)(d)	657	657,474
Venture XXIV CLO Ltd., Series 2016-24A, Class AR, (3 mo. LIBOR US + 1.180%), 3.46%, 10/20/28(a)(d)	1,000	1,000,000
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.250%), 6.53%, 01/20/29(a)(d)	500	497,194

Security	Par (000)	Value
Vericrest Opportunity Loan Trust:
Series 2019-NPL2, Class A1, 3.97%, 02/25/49(a)(e)	$4,568	$4,583,414
Series 2019-NPL3, Class A1, 3.97%, 03/25/49(a)(e)	4,867	4,894,286
Vibrant CLO V Ltd., Series 2016-5A, Class A, (3 mo. LIBOR US + 1.550%), 3.83%, 01/20/29(a)(d)	500	500,188
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.270%), 3.55%, 09/15/30(a)(d)	1,000	994,911
Voya CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 0.970%), 3.25%, 04/25/31(a)(d)	1,000	989,591
Series 2014-3A, Class A1R, (3 mo. LIBOR US + 0.720%), 3.00%, 07/25/26(a)(d)	552	550,740
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.970%), 3.23%, 07/23/27(a)(d)	1,000	1,000,870
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 3.43%, 10/15/30(a)(d)	1,000	998,295
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.20%, 09/25/36(d)	270	124,295
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.155%), 2.17%, 10/25/36(d)	104	83,417
Series 2007-HE2, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.27%, 04/25/37(d)	918	483,225
Series 2007-HE2, Class 2A4, (1 mo. LIBOR US + 0.360%), 2.38%, 04/25/37(d)	99	53,192
Wellfleet CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.320%), 3.60%, 04/20/29(a)(d)	1,500	1,499,401
Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.150%), 3.45%, 01/17/31(a)(d)	1,525	1,515,025
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.250%), 5.53%, 07/20/28(a)(d)	500	490,143
York CLO-2 Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.150%), 3.43%, 01/22/31(a)(d)	1,220	1,213,079
Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.650%), 7.93%, 01/22/31(a)(d)	1,000	914,963
York CLO-3 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.250%), 3.53%, 10/20/29(a)(d)	1,000	999,248

Total Asset-Backed Securities — 55.1% (Cost: $675,893,138)		669,659,023

Corporate Bonds — 0.0%

Banks — 0.0%
Washington Mutual Escrow Bonds :
0.00%(b)(f)(g)(h)	500	—
0.00%(b)(f)(g)(h)	250	—

		—

Insurance — 0.0%
Ambac Assurance Corp., 5.10%, 06/07/20(a)	58	83,871

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 7.10%, 02/12/23(a)(d)	$246	$248,773

		332,644

Total Corporate Bonds — 0.0% (Cost: $315,276)		332,644

Floating Rate Loan Interests — 1.4%

Banks — 0.2%
Goldman Sachs Bank USA, Term Loan B (MFA), (3 mo. LIBOR US + 0.000%, 0.25% Floor), 4.12%, 09/17/20(b)(d)	2,389	2,383,178

Capital Markets — 0.3%
LSTAR Securities Financing Vehicle LLC, Loan (1 mo. LIBOR US + 2.000%, 0.000% Floor), 4.09%, 05/02/22(b)(d)	3,338	3,338,275

Diversified Financial Services — 0.4%
Goldman Sachs Lending Partners LLC, Term Loan A (MFA), (3 mo. LIBOR US + 0.000%, 0.25% Floor), 4.12%, 08/26/20(b)(d)	1,002	999,890
RNTR-1 LLC (AKA Seer Sylvan), Initial Term Loan (1 mo. LIBOR US + 2.375%, 0.250% Floor), 4.40%, 12/20/21(b)(d)	4,000	3,990,000

		4,989,890

Thrifts & Mortgage Finance — 0.5%
Caliber Home Loans, Inc., Term Loan, (1 mo. LIBOR US + 3.250%, 0.000% Floor), 5.35%, 04/24/21(b)(d)	2,945	2,938,091
Roundpoint Mortgage Servicing Corp., Closing Date Term Loan, (1 mo. LIBOR US + 3.375%, 0.000% Floor), 5.48%, 08/27/20(b)(d)	3,822	3,826,856

		6,764,947

Total Floating Rate Loan Interests — 1.4% (Cost: $17,497,163)		17,476,290

Non-Agency Mortgage-Backed Securities — 40.4%

Collateralized Mortgage Obligations — 12.8%
American Home Mortgage Assets Trust:
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 2.23%, 10/25/46(d)	138	96,270
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 3.37%, 11/25/46(d)	1,106	543,373
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.700%), 3.15%, 02/25/47(d)	42	25,818
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1, 3.63%, 03/25/49(a)(c)	4,292	4,351,673
APS Resecuritization Trust:
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 4.87%, 09/27/46(a)(d)	484	491,014
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 4.62%, 04/27/47(a)(b)(d)	100	98,697
ARI Investments LLC, Series 2017-1, Class A, 5.13%, 01/06/25(b)(c)	625	625,080
Banc of America Alternative Loan Trust, Series 2006-4, Class 3CB1, (1 mo. LIBOR US + 0.800%), 2.82%, 05/25/46(d)	957	833,656
Banc of America Funding Trust:
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)	360	85,739
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)(c)	482	500,922

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37	$2,230	$2,163,681
BCAP LLC Trust, Series 2011-RR4, Class 3A6, 4.09%, 07/26/36(a)(c)	2,722	2,714,055
Bear Stearns Asset-Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(e)	229	212,402
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.30%, 08/25/36(d)	1,468	1,463,823
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 2.19%, 03/25/37(d)	435	407,986
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.23%, 06/25/37(d)	39	38,256
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	12,302	8,919,242
CHL Mortgage Pass-Through Trust, Series 2007-HYB1, Class 3A1, 3.84%, 03/25/37(c)	3,462	3,218,343
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37	3,402	3,023,522
Series 2008-2, Class 1A1, 6.50%, 06/25/38	523	455,510
Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(c)	4,186	4,290,147
Countrywide Alternative Loan Trust:
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.350%), 2.37%, 06/25/35(d)	1,751	1,518,385
Series 2005-51, Class 3A3A, (1 mo. LIBOR US + 0.640%), 2.68%, 11/20/35(d)	778	746,286
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.600%), 2.62%, 01/25/36(d)	583	509,229
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 3.45%, 02/25/36(d)	737	696,721
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36	997	774,094
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.27%, 07/25/46(d)	2,229	1,830,029
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.230%), 2.25%, 11/25/36(d)	165	136,496
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37	1,692	1,184,286
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37	242	169,287
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 3.29%, 03/25/47(d)	341	292,211
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 3.42%, 08/25/35(d)	1,425	1,207,661
Series 2007-15, Class 2A2, 6.50%, 09/25/37	898	663,159
Credit Suisse Commercial Mortgage Trust:
Series 2007-5, Class 1A11, 7.00%, 08/25/37(c)	2,266	1,844,995
Series 2009-5R, Class 4A4, 4.25%, 06/25/36(a)(c)	1,900	1,763,144

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)	$39	$22,159
Series 2013-6, Class 2A3, 3.50%, 08/25/43(a)	2,731	2,789,895
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 2.27%, 08/27/36(a)(d)	170	154,564
Series 2019-JR1, Class A1, 4.10%, 09/27/66(a)	4,438	4,447,449
Series 2019-RPL4, Class A1, 3.83%, 08/26/58(a)	3,883	3,927,532
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)	29	27,555
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 4.45%, 03/25/36(d)	32	32,260
GS Mortgage Securities Corp. Trust, Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(c)	6,529	6,630,149
GSMPS Mortgage Loan Trust:
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.37%, 03/25/35(a)(d)	89	82,227
Series 2005-RP3, Class 2A1, 4.21%, 09/25/35(a)(c)	5,396	5,308,983
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.37%, 01/25/36(a)(d)	69	59,907
Series 2006-RP2, Class 2A1, 4.46%, 04/25/36(a)(c)	3,842	3,684,520
GSR Mortgage Loan Trust:
Series 2006-AR2, Class 3A1, 4.56%, 04/25/36(c)	2,733	2,369,307
Series 2006-OA1, Class 1A1, (1 mo. LIBOR US + 0.220%), 2.24%, 08/25/46(d)	7,966	3,143,458
Series 2007-1F, Class 2A4, 5.50%, 01/25/37	3,242	3,584,871
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1, 3.72%, 09/25/37(c)	344	247,046
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.38%, 05/25/36(e)	4,429	4,076,960
JPMorgan Mortgage Trust, Series 2005-A4, Class B1, 4.54%, 07/25/35(c)	485	492,723
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 3.17%, 12/25/37(d)	55	54,493
LHOME Mortgage Trust, Series 2019-RTL2, Class A1, 3.84%, 03/25/24(a)	6,000	5,995,781
LSTAR Securities Investment Ltd., Series 2019-3, Class A1, (1 mo. LIBOR US + 1.500%), 3.53%, 04/01/24(a)(d)	4,671	4,664,229
LSTAR Securities Investment Trust:
Series 2019-1, Class A1, (1 mo. LIBOR US + 1.700%), 3.73%, 03/01/24(a)(d)	3,547	3,548,987
Series 2019-2, Class A1, (1 mo. LIBOR US + 1.500%), 3.53%, 04/01/24(a)(d)	2,487	2,487,496
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.38%, 05/25/36(a)(c)	1,688	1,632,810

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(c)	$1,592	$1,434,710
MCM Trust:
Series 2018-NPL1, Class A, 4.00%, 05/28/58(a)(b)	1,154	1,154,916
Series 2018-NPL1, Class B, 0.00%, 05/28/58(a)(b)	2,067	289,422
Series 2018-NPL2, Class A, 4.00%, 10/25/28(a)(b)(e)	3,138	3,161,816
Series 2018-NPL2, Class B, 0.00%, 10/25/28(a)(b)	3,187	705,321
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 2.44%, 04/16/36(a)(d)	380	329,662
New Residential Mortgage Loan Trust:
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)	3,594	3,745,054
Series 2019-RPL1, Class A1, 4.34%, 02/26/24(a)(e)	4,745	4,777,071
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, (1 mo. LIBOR US + 0.420%), 2.44%, 06/25/37(d)	968	799,553
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(c)	4,150	4,228,384
RCO V Mortgage LLC, Series 2019-1, Class A1, 3.72%, 05/24/24(a)(e)	4,770	4,789,681
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 2.36%, 06/25/35(a)(d)	143	136,876
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 2.42%, 09/25/35(a)(d)	1,040	955,107
Residential Accredit Loans Trust, Series 2006-QO10, Class A1, (1 mo. LIBOR US + 0.160%), 2.18%, 01/25/37(d)	3,600	3,426,175
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 05/25/57(c)	1,000	1,018,857
STACR Trust, Series 2018-DNA2, Class M2, (1 mo. LIBOR US + 2.150%), 4.17%, 12/25/30(a)(d)	1,500	1,512,737
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.23%, 05/25/46(d)	55	47,391
Structured Asset Securities Corp.:
Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 2.37%, 06/25/35(a)(d)	1,241	1,106,983
Series 2005-RF5, Class 2A, 4.22%, 07/25/35(a)(c)	3,423	3,398,910
SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.320%), 2.34%, 04/25/37(d)	159	156,246
Toorak Mortgage Corp. Ltd., Series 2019-2, Class A1, 3.72%, 09/25/22(b)(e)	5,000	5,006,250
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Franciso + 1.250%), 2.41%, 05/25/47(d)	3,741	3,540,673
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2005-AR2, Class B1, (1 mo. LIBOR US + 0.530%), 2.55%, 01/25/45(d)	1,335	1,032,097
Series 2006-4, Class 1A1, 6.00%, 04/25/36	365	344,002

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)	$177	$160,650
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.750%), 3.20%, 06/25/47(d)	847	811,907

		155,431,004

Commercial Mortgage-Backed Securities — 25.1%
245 Park Avenue Trust:
Series 2017-245P, Class A, 3.51%, 06/05/37(a)	5,000	5,374,266
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)	369	367,975
280 Park Avenue Mortgage Trust:
Series 2017-280P, Class A, (1 mo. LIBOR US + 0.880%), 2.91%, 09/15/34(a)(d)	5,000	5,002,323
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.119%), 4.15%, 09/15/34(a)(d)	1,705	1,710,306
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(a)	500	519,514
AOA Mortgage Trust, Series 2015-1177, Class D, 3.11%, 12/13/29(a)(c)	1,849	1,858,052
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.100%), 4.13%, 04/15/35(a)(d)	1,558	1,561,886
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(c)	11	11,271
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2015-200P, Class F, 3.72%, 04/14/33(a)(c)	1,294	1,306,300
Series 2016-ISQ, Class E, 3.73%, 08/14/34(a)(c)	300	300,607
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.900%), 2.93%, 11/15/32(a)(d)	2,470	2,467,234
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 4.03%, 11/15/32(a)(d)	1,090	1,089,880
Bancorp Commercial Mortgage Trust:
Series 2018-CR3, Class A, (1 mo. LIBOR US + 0.850%), 2.88%, 01/15/33(a)(d)	212	210,893
Series 2018-CRE4, Class A, (1 mo. LIBOR US + 0.900%), 2.93%, 09/15/35(a)(d)	3,812	3,811,708
BANK:
Series 2019-BN19, Class C, 4.17%, 08/15/61(c)	2,010	2,165,366
Series 2019-BN21, Class A5, 2.85%, 10/17/52	5,000	5,149,875
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class C, 4.18%, 05/15/52	688	741,270
Series 2019-C3, Class D, 3.00%, 05/15/52(a)	3,014	2,820,245
Bayview Commercial Asset Trust:
Series 2006-1A, Class A1, (1 mo. LIBOR US + 0.270%), 2.29%, 04/25/36(a)(d)	4,906	4,705,140
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 2.38%, 04/25/36(a)(d)	27	26,370
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.270%), 2.29%, 07/25/37(a)(d)	59	55,776
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.47%, 09/25/37(a)(d)	4,896	4,652,869
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.000%), 3.02%, 10/25/37(a)(d)	1,981	1,972,449
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.52%, 12/25/37(a)(d)	4,500	4,279,938

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust:
Series 2017-DELC, Class F, (1 mo. LIBOR US + 3.500%), 5.53%, 08/15/36(a)(d)	$547	$547,341
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(c)	1,000	931,914
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.449%), 3.48%, 03/15/37(a)(d)	1,100	1,099,997
BBCMS Trust:
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)	495	515,442
Series 2019-CLP, Class D, (1 mo. LIBOR US + 1.728%), 3.76%, 12/15/31(a)(d)	313	311,757
Series 2019-CLP, Class E, (1 mo. LIBOR US + 2.114%), 4.14%, 12/15/31(a)(d)	566	563,076
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class B, 5.79%, 12/11/40(c)	876	893,729
Series 2005-PWR7, Class B, 5.21%, 02/11/41(c)	979	976,827
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(a)(c)	349	370,498
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.250%), 3.28%, 07/15/35(a)(d)	4,000	3,999,976
BWAY Mortgage Trust, Series 2013-1515, Class C, 3.45%, 03/10/33(a)	250	258,315
BX Trust:
Series 2018-MCSF, Class A, (1 mo. LIBOR US + 0.577%), 2.60%, 04/15/35(a)(d)	1,050	1,046,379
Series 2019-MMP, Class F, (1 mo. LIBOR US + 2.792%), 4.82%, 08/15/36(a)(d)	2,000	2,000,002
BXP Trust, Series 2017-GM, Class B, 3.54%, 06/13/39(a)(c)	265	281,580
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.750%), 3.78%, 12/15/37(a)(d)	1,000	1,004,988
Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.150%), 4.18%, 12/15/37(a)(d)	1,899	1,913,208
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65C, 4.12%, 05/15/52(a)(c)	1,000	1,008,091
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(a)(c)	190	194,271
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.27%, 04/15/44(a)(c)	1,000	1,046,227
Series 2016-C4, Class C, 5.04%, 05/10/58(c)	130	140,831
Series 2018-TAN, Class C, 5.30%, 02/15/33(a)	1,050	1,124,413
CFK Trust:
Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(c)	2,500	2,863,499
Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(c)	2,500	2,737,950
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.91%, 04/10/28(a)(c)	160	160,717
Series 2015-SMRT, Class F, 3.91%, 04/10/28(a)(c)	1,000	1,004,483
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 3.63%, 07/15/32(a)(d)	2,060	2,060,003

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 4.18%, 07/15/32(a)(d)	$1,290	$1,290,001
CHT Mortgage Trust, Series 2017-CSMO, Class A, (1 mo. LIBOR US + 0.930%), 2.96%, 11/15/36(a)(d)	230	229,999
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.64%, 05/10/35(a)(c)	100	102,426
Series 2015-GC27, Class C, 4.58%, 02/10/48(c)	1,000	1,036,167
Series 2015-SHP2, Class A, (1 mo. LIBOR US + 1.280%), 3.31%, 07/15/27(a)(d)	1,200	1,199,246
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 7.23%, 07/15/27(a)(d)	750	750,502
Series 2016-C1, Class C, 5.12%, 05/10/49(c)	10	11,125
Series 2016-P3, Class A4, 3.33%, 04/15/49	2,635	2,791,506
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(c)	259	229,063
Series 2017-P7, Class A4, 3.71%, 04/14/50	6,000	6,540,946
Series 2019-GC41, Class A5, 2.87%, 08/10/56	5,000	5,163,331
Series 2019-PRM, Class E, 4.89%, 05/10/36(a)	3,000	3,107,788
Series 2019-SMRT, Class A, 4.15%, 01/10/36(a)	2,000	2,149,898
Series 2019-SMRT, Class D, 4.90%, 01/10/36(a)(c)	3,000	3,193,365
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48	783	804,988
Series 2016-CD1, Class A3, 2.46%, 08/10/49	5,000	5,044,869
Series 2017-CD4, Class A4, 3.51%, 05/10/50(c)	5,300	5,706,872
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.500%), 5.55%, 06/11/32(a)(d)	345	345,214
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.91%, 06/10/44(a)(c)	458	465,997
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)	1,000	1,006,355
Series 2013-GAM, Class B, 3.53%, 02/10/28(a)(c)	1,500	1,500,509
Series 2013-WWP, Class D, 3.90%, 03/10/31(a)	110	116,535
Series 2014-UBS4, Class C, 4.80%, 08/10/47(c)	1,500	1,570,682
Series 2015-CR23, Class A4, 3.50%, 05/10/48	2,000	2,124,299
Series 2015-CR23, Class CMC, 3.81%, 05/10/48(a)(c)	2,550	2,556,556
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(a)(c)	4,200	4,206,891
Series 2015-CR26, Class A4, 3.63%, 10/10/48	3,535	3,784,095
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)	137	130,822
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(c)	500	506,866
Core Industrial Trust:

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-TEXW, Class D, 3.98%, 02/10/34(a)(c)	$100	$101,949
Series 2015-TEXW, Class E, 3.98%, 02/10/34(a)(c)	279	282,417
Series 2015-TEXW, Class F, 3.98%, 02/10/34(a)(c)	1,530	1,536,737
Credit Suisse Commercial Mortgage Trust:
Series 2017-CHOP, Class E, (1 mo. LIBOR US + 3.300%), 5.33%, 07/15/32(a)(d)	758	761,786
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.950%), 2.98%, 12/15/30(a)(d)	240	239,700
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class F, 4.82%, 02/15/38(a)	443	443,946
CSAIL Commercial Mortgage Trust:
Series 2016-C6, Class C, 4.91%, 01/15/49(c)	10	10,859
Series 2018-C14, Class C, 5.06%, 11/15/51(c)	1,000	1,131,581
Series 2019-C15, Class A4, 4.05%, 03/15/52	2,000	2,243,296
Series 2019-C15, Class D, 3.00%, 03/15/52(a)	93	85,331
Series 2019-C16, Class A3, 3.33%, 06/15/52	2,000	2,129,783
Series 2019-C16, Class C, 4.24%, 06/15/52(c)	2,000	2,141,570
Series 2019-C17, Class D, 2.50%, 09/17/29(a)	1,839	1,571,841
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(a)(c)	160	157,909
Deutsche Bank UBS Mortgage Trust:
Series 2017-BRBK, Class A, 3.45%, 10/10/34(a)	2,670	2,805,195
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(c)	990	1,018,907
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(c)	600	596,845
FREMF Mortgage Trust:
Series 2017-K64, Class B, 4.12%, 05/25/50(a)(c)	990	1,066,778
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(c)	2,150	2,319,562
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.900%), 2.94%, 11/21/35(a)(d)	1,621	1,620,533
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(a)(c)	540	544,907
Great Wolf Trust, Series 2017-WOLF, Class A, (1 mo. LIBOR US + 0.850%), 2.88%, 09/15/34(a)(d)	3,500	3,498,878
GS Mortgage Securities Corp. II:
Series 2013-KING, Class D, 3.55%, 12/10/27(a)(c)	1,000	998,790
Series 2013-KING, Class E, 3.55%, 12/10/27(a)(c)	3,200	3,193,998
GS Mortgage Securities Corp. Trust:
Series 2017-500K, Class A, (1 mo. LIBOR US + 0.700%), 2.73%, 07/15/32(a)(d)	1,000	997,500
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 3.83%, 07/15/32(a)(d)	337	337,442
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 4.53%, 07/15/32(a)(d)	70	69,432
Series 2018-HULA, Class D, (1 mo. LIBOR US + 1.800%), 3.83%, 07/15/25(a)(d)	1,973	1,979,262

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.200%), 3.23%, 06/15/38(a)(d)	$1,461	$1,461,910
GS Mortgage Securities Trust: Series 2015-GC32, Class C, 4.56%, 07/10/48(c)	1,970	2,108,762
Series 2015-GC32, Class D, 3.35%, 07/10/48	93	88,879
Series 2017-GS6, Class A3, 3.43%, 05/10/50	2,000	2,139,824
Series 2017-GS7, Class A4, 3.43%, 08/10/50	7,000	7,462,951
GSCG Trust:
Series 2019-600C, Class A, 2.94%, 09/06/34(a)	5,000	5,099,035
Series 2019-600C, Class F, 4.12%, 09/06/34(a)(c)	2,000	1,991,218
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.56%, 07/10/39(a)(c)	2,000	2,018,254
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, (1 mo. LIBOR US + 0.700%), 2.73%, 01/15/33(a)(d)	2,000	1,996,857
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(c)	1,190	1,193,174
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.72%, 03/15/50(a)(c)	162	167,642
JPMorgan Chase Commercial Mortgage
Securities Trust: Series 2015-JP1, Class C, 4.89%, 01/15/49(c)	315	343,331
Series 2015-UES, Class D, 3.62%, 09/05/32(a)(c)	1,000	1,003,757
Series 2015-UES, Class E, 3.62%, 09/05/32(a)(c)	600	600,628
Series 2016-JP2, Class A4, 2.82%, 08/15/49	779	803,908
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(c)	2,371	2,444,953
Series 2017-JP5, Class D, 4.80%, 03/15/50(a)(c)	1,240	1,304,828
Series 2018-PHH, Class A, (1 mo. LIBOR US + 0.910%), 2.94%, 06/15/35(a)(d)	4,845	4,837,008
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(a)	950	985,781
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,395	1,499,184
Series 2019-COR5, Class C, 3.75%, 06/13/52	1,884	1,945,132
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.800%), 3.83%, 05/15/36(a)(d)	1,159	1,158,995
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 2.27%, 03/25/37(a)(d)	255	247,952
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.700%), 3.74%, 11/24/31(a)(d)	351	352,889
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.79%, 07/12/38(c)	2,021	2,049,405
Morgan Stanley Bank of America Merrill Lynch Trust: Series 2015-C23, Class A3, 3.45%, 07/15/50	2,000	2,119,283

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-C23, Class D, 4.27%, 07/15/50(a)(c)	$849	$853,716
Series 2015-C25, Class A5, 3.64%, 10/15/48	1,185	1,271,834
Series 2015-C26, Class C, 4.55%, 10/15/48(c)	1,000	1,061,828
Series 2015-C26, Class D, 3.06%, 10/15/48(a)	578	549,582
Series 2016-C32, Class A4, 3.72%, 12/15/49	2,200	2,390,814
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class E, 3.56%, 07/13/29(a)(c)	500	505,001
Series 2014-CPT, Class F, 3.56%, 07/13/29(a)(c)	100	100,586
Series 2014-CPT, Class G, 3.56%, 07/13/29(a)(c)	100	100,226
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)	2,000	2,151,354
Series 2017-CLS, Class A, (1 mo. LIBOR US + 0.700%), 2.73%, 11/15/34(a)(d)	4,330	4,329,994
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.600%), 4.63%, 11/15/34(a)(d)	843	845,635
Series 2017-H1, Class C, 4.28%, 06/15/50(c)	2,000	2,135,443
Series 2017-H1, Class D, 2.55%, 06/15/50(a)	1,010	918,793
Series 2017-HR2, Class D, 2.73%, 12/15/50	160	146,249
Series 2018-H3, Class C, 5.01%, 07/15/51(c)	1,470	1,631,113
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(c)	3,000	3,035,929
Series 2018-SUN, Class D, (1 mo. LIBOR US + 1.650%), 3.68%, 07/15/35(a)(d)	1,000	999,996
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.550%), 4.58%, 07/15/35(a)(d)	816	815,994
Series 2019-AGLN, Class D, (1 mo. LIBOR US + 1.750%), 3.78%, 03/15/34(a)(d)	250	250,000
Series 2019-AGLN, Class F, (1 mo. LIBOR US + 2.600%), 4.63%, 03/15/34(a)(d)	260	259,999
Series 2019-H6, Class A4, 3.42%, 06/15/52	1,155	1,241,676
Series 2019-H7, Class A4, 3.26%, 07/15/52	2,932	3,115,149
Series 2019-H7, Class C, 4.13%, 07/15/52	5,000	5,314,762
Series 2019-H7, Class D, 3.00%, 07/15/52(a)	3,000	2,737,066
Morgan Stanley Mortgage Capital Trust, Series 2017-237P, Class A, 3.40%, 09/13/39(a)	5,400	5,745,327
Natixis Commercial Mortgage Securities Trust:
Series 2017-75B, Class A, 3.86%, 04/09/37(a)	1,850	1,994,490
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.350%), 4.55%, 06/15/35(a)(d)	598	597,530
Series 2019-10K, Class D, 4.27%, 05/15/39(a)(c)	2,000	2,137,256
Olympic Tower Mortgage Trust:
Series 2017-OT, Class A, 3.57%, 05/10/39(a)	4,200	4,517,921
Series 2017-OT, Class D, 4.08%, 05/10/39(a)(c)	1,080	1,143,079

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-OT, Class E, 4.08%, 05/10/39(a)(c)	$498	$512,229
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/13/49(a)	3,442	3,459,314
RAIT Trust:
Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 2.98%, 06/15/37(a)(d)	231	230,511
Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 4.53%, 06/15/37(a)(d)	880	877,898
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 1.000%), 3.03%, 01/15/35(a)(d)	2,073	2,072,737
Velocity Commercial Capital Loan Trust:
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(c)	2,870	2,888,781
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(c)	1,126	1,137,250
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(c)	3,259	3,289,756
VNDO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, 12/13/29(a)(c)	500	504,496
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS4, Class D, 3.75%, 12/15/48(c)	997	1,012,762
Series 2016-C34, Class C, 5.20%, 06/15/49(c)	40	43,636
Series 2016-NXS5, Class D, 5.04%, 01/15/59(c)	750	800,069
Series 2017-C39, Class C, 4.12%, 09/15/50	3,000	3,185,145
Series 2017-C39, Class D, 4.50%, 09/15/50(a)(c)	750	765,346
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 2.89%, 12/13/31(a)(d)	846	843,515
Series 2018-C44, Class C, 5.00%, 05/15/51(c)	1,484	1,633,306
Series 2018-C44, Class D, 3.00%, 05/15/51(a)	1,000	940,519
Series 2018-C46, Class A4, 4.15%, 08/15/51	3,740	4,211,181
Series 2019-C49, Class A5, 4.02%, 03/15/52	2,796	3,139,672

		304,642,679

Interest Only Collateralized Mortgage Obligations — 0.3%
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.36%, 02/25/38(a)(c)	11,679	4,272,131

Interest Only Commercial Mortgage-Backed Securities — 2.2%
B2R Mortgage Trust, Series 2015-2, Class XA, 2.51%, 11/15/48(a)(c)	3,329	64,676
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, 1.44%, 02/15/50(a)(c)	10,000	817,700
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2017-SCH, Class XFCP, 0.17%, 11/15/19(a)(c)	95,950	19,190
Series 2017-SCH, Class XLCP, 0.03%, 11/15/19(a)(c)	56,050	1,681
BBCMS Trust, Series 2015-SRCH, Class XB, 0.30%, 08/10/35(a)(c)	12,500	189,000

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust:
Series 2019-B9, Class XA, 1.22%, 03/15/52(c)	$24,963	$2,035,703
Series 2019-B12, Class XA, 1.21%, 08/15/52(c)	38,617	2,965,182
BX Commercial Mortgage Trust, Series 2018-IND, Class XCP, 0.19%, 11/15/35(a)(c)	706,230	64,620
CFK Trust, Series 2019-FAX, Class XA, 0.23%, 01/15/39(a)(b)(c)	62,648	1,415,839
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class X, 0.67%, 01/10/36(a)(c)	80,300	1,768,889
CSAIL Commercial Mortgage Trust:
Series 2019-C16, Class XA, 1.73%, 06/15/52(c)	16,206	1,987,470
Series 2019-C17, Class XA, 1.37%, 09/17/29(c)	15,000	1,578,961
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)	11,214	680,802
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.23%, 04/10/47(c)	658	21,708
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)	8,570	396,626
Series 2017-C5, Class XB, 0.46%, 03/15/50(c)	30,000	683,700
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)	17,400	776,214
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.26%, 03/10/50(a)(c)	12,249	508,911
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.35%, 12/15/47(a)(c)	220	10,855
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.36%, 06/15/50(a)(c)	8,625	1,252,264
Series 2018-H4, Class XA, 1.04%, 12/15/51(c)	30,078	1,966,694
Series 2019-L2, Class XA, 1.20%, 03/15/52(c)	11,308	923,252
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(c)	28,100	794,387
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32(a)(c)	110,000	378,400
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(a)(b)(c)	22,000	220
U.S., Series 2018-USDC, Class X, 0.47%, 05/13/38(a)(c)	103,122	2,954,652
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.64%, 10/15/52(c)	9,286	1,073,814
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC20, Class XB, 0.63%, 04/15/50(c)	7,000	173,797
Series 2016-BNK1, Class XD, 1.41%, 08/15/49(a)(c)	1,000	71,510

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2018-C44, Class XA, 0.92%, 05/15/51(c)	$10,607	$555,665
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.20%, 08/15/47(c)	8,785	359,442

		26,491,824

Total Non-Agency Mortgage-Backed Securities — 40.4% (Cost: $482,452,418)		490,837,638

U.S. Government Sponsored Agency Securities — 2.0%

Collateralized Mortgage Obligations — 0.9%
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.000%) 4.02%, 07/25/39(a)(d)	3,750	3,759,023
Fannie Mae:
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.000%), 5.02%, 10/25/29(d)	106	110,356
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.000%), 6.02%, 05/25/30(d)	2,000	2,156,505
Freddie Mac:
Series 2016-DNA4, Class M3, (1 mo. LIBOR US +3.800%), 5.82%, 03/25/29(d)	2,000	2,118,110
Series 2017-DNA2, Class M2, (1 mo. LIBOR US +3.450%), 5.47%, 10/25/29(d)	250	263,742
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.500%), 4.52%, 03/25/30(d)	2,494	2,546,792
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.800%), 3.82%, 07/25/30(d)	224	223,555

		11,178,083

Commercial Mortgage-Backed Securities — 0.6%
Freddie Mac:
Series K087, Class A2, 3.77%, 12/25/28	2,951	3,318,825
Series KL05, Class X1P, 1.02%, 06/25/29(c)	26,000	1,953,247
Series KL4F, Class A2AS, 3.68%, 10/25/25(c)	1,789	1,918,815

		7,190,887

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 0.5%
Ginnie Mae:
Series 2016-13, Class IO, 0.87%, 04/16/57(c)	$18,837	$1,149,814
Series 2016-36, Class IO, 0.94%, 08/16/57(c)	19,499	1,378,211
Series 2016-87, Class IO, 1.00%, 08/16/58(c)	453	30,540
Series 2016-128, Class IO, 0.95%, 09/16/56(c)	5,772	422,750
Series 2017-24, Class IO, 0.86%, 12/16/56(c)	37,853	2,314,945

		5,296,260

Total U.S. Government Sponsored Agency Securities — 2.0% (Cost: $23,186,778)		23,665,230

Total Long-Term Investments — 98.9% (Cost: $1,199,344,773)		1,201,970,825

	Shares

Short-Term Securities — 1.0%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.83%(i)	11,916,422	11,916,422

Total Short-Term Securities — 1.0% (Cost: $11,916,422)		11,916,422

Total Investments — 99.9% (Cost: $1,211,261,195)		1,213,887,247

Other Assets Less Liabilities — 0.1%		1,153,010

Net Assets — 100.0%		$1,215,040,257

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Perpetual security with no stated maturity date.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio

Derivative Financial Instruments Outstanding as of Period End

OTC Credit Default Swaps — Buy Protection

Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	$140	$3,777	$4,885	$(1,108)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	$ 27	728	1,542	(814)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	$ 53	1,431	4,239	(2,808)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	$208	(1,800)	39	(1,839)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	$503	(4,355)	(356)	(3,999)
CMBX.NA.6.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	05/11/63	$ 40	3,365	2,482	883

						$3,146	$12,831	$(9,685)

OTC Credit Default Swaps — Sell Protection

Reference Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	Not Rated	$ 171	$(4,614)	$(14,804)	$10,190
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	$1,766	(47,647)	(217,755)	170,108
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	BBB-	$1,000	(32,666)	(86,109)	53,443
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	BBB-	$ 500	(16,333)	(51,935)	35,602
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	BBB-	$ 40	(3,365)	(3,096)	(269)

							$(104,625)	$(373,699)	$269,074

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$13,187	$374,055	$270,226	$10,837

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$283,413	$—	$—	$—	$—	$283,413

Liabilities — Derivative Financial Instruments

Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	$—	$384,892	$—	$—	$—	$—	$384,892

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Swaps	$—	$353,916	$—	$—	$—	$—	$353,916

Net Change in Unrealized Appreciation (Depreciation) on:

Swaps	$—	$(103,679)	$—	$—	$—	$—	$(103,679)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Credit default swaps:
Average notional value — buy protection	$974,000
Average notional value — sell protection	4,225,500

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Swaps — OTC(a)	$283,413	$384,892

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$283,413	$384,892
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$283,413	$384,892

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)

Citigroup Global Markets, Inc.	$4,885	$(1,108)	$—	$—	$3,777
Credit Suisse International	10,190	(10,190)	—	—	—
Deutsche Bank AG	259,192	(259,192)	—	—	—
J.P. Morgan Securities LLC	3,365	—	—	—	3,365
Morgan Stanley & Co. International PLC	5,781	(3,622)	—	—	2,159

	$283,413	$(274,112)	$—	$—	$9,301

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Pledged	Cash Collateral Pledged(c)	Net Amount of Derivative Liabilities(d)

Citigroup Global Markets, Inc.	$1,108	$(1,108)	$—	$—	$—
Credit Suisse International	18,169	(10,190)	—	—	7,979
Deutsche Bank AG	361,993	(259,192)	—	(102,801)	—
Morgan Stanley & Co. International PLC	3,622	(3,622)	—	—	—

	$384,892	$(274,112)	$—	$(102,801)	$7,979

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$630,507,561	$39,151,462	$669,659,023
Corporate Bonds(a)	—	332,644	—	332,644
Floating Rate Loan Interests(a)	—	—	17,476,290	17,476,290
Non-Agency Mortgage-Backed Securities	—	477,879,155	12,958,483	490,837,638
U.S. Government Sponsored Agency Securities	—	23,665,230	—	23,665,230
Short-Term Securities	11,916,422	—	—	11,916,422

	$11,916,422	$1,132,384,590	$69,586,235	$1,213,887,247

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$270,226	$—	$270,226
Liabilities:
Credit contracts	—	(10,837)	—	(10,837)

	$—	$259,389	$—	$259,389

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series A Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total

Assets:
Opening Balance, as of March 31, 2019	$30,188,096	$20,890,696	$10,972,539	$62,051,331
Transfers into Level 3	2,558,686	—	—	2,558,686
Transfers out of Level 3	(7,528,903)	—	(1,241,640)	(8,770,543)
Accrued discounts/premiums	208,500	693	4,264	213,457
Net realized gain (loss)	(21,555)	11,719	(137,919)	(147,755)
Net change in unrealized appreciation (depreciation)(a)(b)	129,664	43,901	(183,553)	(9,988)
Purchases	17,115,994	9,139,859	4,999,997	31,255,850
Sales	(3,499,020)	(12,610,578)	(1,455,205)	(17,564,803)

Closing Balance, as of September 30, 2019	$39,151,462	$17,476,290	$12,958,483	$69,586,235

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019(b)	$126,496	$38,244	$(183,553)	$(18,813)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See notes to financial statements.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) September 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Trusts — 3.7%

Banks — 2.0%
BB&T Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.003%), 4.80%(a)(b)	$830	$829,992
HSBC Holdings PLC:
(USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00%(a)(b)	520	534,830
(USD Swap Rate 11:00 am NY 1 + 4.368%), 6.38%(a)(b)	500	530,000
JPMorgan Chase & Co.:
(Secured Overnight Financing Rate + 3.380%), 5.00%(a)(b)	1,000	1,022,370
(3 mo. LIBOR US + 3.470%), 5.74%(a)(b)	358	359,678
(3 mo. LIBOR US + 3.330%), 6.10%(a)(b)	208	225,643
(3 mo. LIBOR US + 3.780%), 6.75%(a)(b)	925	1,026,750
Lloyds Banking Group PLC, (5 yr. Swap Semi 30/360 US + 4.496%), 7.50%(a)(b)	780	831,675
Nordea Bank Abp, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.110%), 6.63%(a)(b)(c)	740	796,425
U.S. Bancorp, Series J, (3 mo. LIBOR US + 2.914%), 5.30%(a)(b)	1,075	1,152,077
Wells Fargo & Co., (3 mo. LIBOR US + 3.990%), 5.86%(a)(b)	1,125	1,239,975

		8,549,415

Capital Markets — 0.3%
State Street Corp.:
(3 mo. LIBOR US + 3.597%), 5.25%(a)(b)	285	289,987
(3 mo. LIBOR US + 2.539%), 5.63%(a)(b)	735	760,527

		1,050,514

Electric Utilities — 0.2%
Exelon Corp., 3.50%, 06/01/22	785	805,161

Insurance — 0.2%
Allstate Corp., (3 mo. LIBOR US + 2.938%), 5.75%, 08/15/53(a)	835	891,362

Media — 0.6%
NBCUniversal Enterprise, Inc., 5.25%(b)(c)	2,200	2,266,000

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.72%, 08/15/21(d)	490	492,996

Oil, Gas & Consumable Fuels — 0.3%
Enbridge, Inc., (3 mo. LIBOR US + 3.641%), 6.25%, 03/01/78(a)	780	826,547
TransCanada Trust:
(3 mo. LIBOR US + 3.528%), 5.63%, 05/20/75(a)	359	368,872
(3 mo. LIBOR US + 4.640%), 5.86%, 08/15/76(a)	120	126,943

		1,322,362

Total Capital Trusts — 3.7% (Cost: $14,820,352)		15,377,810

Corporate Bonds — 84.3%

Aerospace & Defense — 2.8%
Boeing Co.:
2.70%, 02/01/27	200	203,380
3.60%, 05/01/34	90	97,608
3.90%, 05/01/49	255	279,956
3.75%, 02/01/50	305	329,410
3.95%, 08/01/59	320	351,529
L3Harris Technologies, Inc., 4.40%, 06/15/28(c)	1,385	1,555,967
Lockheed Martin Corp.:
3.10%, 01/15/23	95	97,942

Security	Par (000)	Value

Aerospace & Defense (continued)
3.55%, 01/15/26	$145	$155,458
4.07%, 12/15/42	465	536,685
Northrop Grumman Corp.:
3.25%, 01/15/28	910	955,043
4.75%, 06/01/43	330	404,197
Northrop Grumman Systems Corp., 7.88%, 03/01/26	1,000	1,293,200
Rockwell Collins, Inc.:
3.20%, 03/15/24	550	571,248
3.50%, 03/15/27	520	554,815
4.35%, 04/15/47	240	280,380
United Technologies Corp.:
3.35%, 08/16/21	140	143,616
2.30%, 05/04/22	105	105,969
3.10%, 06/01/22	810	835,079
3.65%, 08/16/23	410	433,875
6.70%, 08/01/28	225	292,672
4.13%, 11/16/28	780	882,481
6.05%, 06/01/36	450	604,775
4.50%, 06/01/42	595	712,541

		11,677,826

Air Freight & Logistics — 0.3%
FedEx Corp.:
3.25%, 04/01/26	120	123,714
3.10%, 08/05/29	735	728,531
4.10%, 02/01/45	215	212,215

		1,064,460

Airlines — 1.0%
Air Canada Pass-Through Trust, Series 2017, Class 1AA, 3.30%, 07/15/31(c)	120	124,271
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 04/01/24	91	93,467
Series 2019-1, Class B, 3.85%, 08/15/29	420	424,230
Series 2017-1, Class AA, 3.65%, 08/15/30	722	767,265
British Airways 2019-1 Class A Pass Through Trust, 3.35%, 12/15/30(c)	340	347,019
Delta Air Lines, Inc., 3.80%, 04/19/23	880	912,591
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/25(c)	483	496,661
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	636	669,431
United Airlines 2019-2 Class AA Pass Through Trust, 2.70%, 11/01/33	220	219,392

		4,054,327

Auto Components — 0.1%
ZF North America Capital, Inc., 4.75%, 04/29/25(c)	600	625,410

Automobiles — 0.6%
Ford Motor Co.:
4.35%, 12/08/26	366	366,974
4.75%, 01/15/43	186	161,625
5.29%, 12/08/46	128	118,257
General Motors Co., 5.00%, 10/01/28	505	536,489
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(c)	1,275	1,295,778

		2,479,123

Banks — 14.6%
AIB Group PLC, (3 mo. LIBOR US + 1.874%), 4.26%, 04/10/25(a)(c)	625	649,899
Banco Santander SA:
3.13%, 02/23/23	800	814,932
3.85%, 04/12/23	800	833,673

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.:
(3 mo. LIBOR US + 0.630%), 3.50%, 05/17/22(a)	$800	$815,871
4.20%, 08/26/24	1,245	1,335,380
4.00%, 01/22/25	970	1,029,980
(3 mo. LIBOR US + 0.970%), 3.46%, 03/15/25(a)	2,265	2,360,368
3.95%, 04/21/25	790	837,188
4.45%, 03/03/26	2,305	2,511,966
(3 mo. LIBOR US + 1.512%), 3.71%, 04/24/28(a)	285	303,120
(3 mo. LIBOR US + 1.070%), 3.97%, 03/05/29(a)	1,475	1,598,172
(3 mo. LIBOR US + 1.310%), 4.27%, 07/23/29(a)	300	333,714
(3 mo. LIBOR US + 1.210%), 3.97%, 02/07/30(a)	430	469,910
5.00%, 01/21/44	250	317,165
(3 mo. LIBOR US + 1.190%), 3.95%, 01/23/49(a)	500	561,411
Barclays Bank PLC, 5.14%, 10/14/20	300	306,772
Barclays PLC:
(3 mo. LIBOR US + 1.400%), 4.61%, 02/15/23(a)	1,510	1,568,056
(3 mo. LIBOR US + 3.054%), 5.09%, 06/20/30(a)	210	218,966
BNP Paribas SA:
3.50%, 03/01/23(c)	900	928,928
(5 yr. Swap Semi 30/360 US + 1.483%), 4.38%, 03/01/33(a)(c)	645	680,285
CIT Bank NA, (Secured Overnight Financing Rate + 1.715%), 2.97%, 09/27/25(a)	540	539,838
Citigroup, Inc.:
(3 mo. LIBOR US + 0.897%), 3.35%, 04/24/25(a)	795	823,707
4.30%, 11/20/26	600	646,343
(3 mo. LIBOR US + 1.563%), 3.89%, 01/10/28(a)	425	455,242
(3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(a)	160	169,384
(3 mo. LIBOR US + 1.192%), 4.08%, 04/23/29(a)	625	680,530
4.75%, 05/18/46	550	641,428
4.65%, 07/23/48	225	275,357
Citizens Bank N.A., 2.55%, 05/13/21	330	332,264
Commonwealth Bank of Australia, 3.74%, 09/12/39(c)	290	288,902
Cooperatieve Rabobank UA, 3.13%, 04/26/21	670	681,503
Danske Bank A/S:
5.00%, 01/12/22(c)	555	583,499
(3 mo. LIBOR US + 1.249%), 3.00%, 09/20/22(a)(c)	700	702,565
Discover Bank:
3.35%, 02/06/23	300	309,241
(5 yr. Swap Semi 30/360 US + 1.730%), 4.68%, 08/09/28(a)	600	627,297
HSBC Holdings PLC:
(3 mo. LIBOR US + 1.055%), 3.26%, 03/13/23(a)	985	1,002,722
(3 mo. LIBOR US + 1.211%), 3.80%, 03/11/25(a)	865	901,357
4.25%, 08/18/25	500	527,892
(3 mo. LIBOR US + 1.348%), 4.29%, 09/12/26(a)	500	536,157
4.38%, 11/23/26	270	288,847

Security	Par (000)	Value

Banks (continued)
(3 mo. LIBOR US + 1.610%), 3.97%, 05/22/30(a)	$230	$245,569
Huntington Bancshares, Inc., 4.00%, 05/15/25	905	970,201
ING Bank NV, 2.50%, 10/01/19(c)	950	950,000
ING Groep NV, (3 mo. LIBOR US + 1.150%), 3.25%, 03/29/22(e)	1,040	1,053,239
Intesa Sanpaolo SpA:
3.38%, 01/12/23(c)	485	489,009
5.02%, 06/26/24(c)	416	428,081
JPMorgan Chase & Co.:
2.30%, 08/15/21	665	666,113
(3 mo. LIBOR US + 1.000%), 4.02%, 12/05/24(a)	900	959,641
(3 mo. LIBOR US + 1.245%), 3.96%, 01/29/27(a)	1,055	1,140,727
(3 mo. LIBOR US + 1.337%), 3.78%, 02/01/28(a)	800	855,905
(3 mo. LIBOR US + 1.120%), 4.01%, 04/23/29(a)	340	371,360
(3 mo. LIBOR US + 1.160%), 3.70%, 05/06/30(a)	1,415	1,516,158
(3 mo. LIBOR US + 1.360%), 3.88%, 07/24/38(a)	720	795,494
4.95%, 06/01/45	320	398,593
(3 mo. LIBOR US + 1.220%), 3.90%, 01/23/49(a)	915	1,018,096
Lloyds Bank PLC, 5.80%, 01/13/20(c)	2,000	2,019,961
Lloyds Banking Group PLC, 4.58%, 12/10/25	675	708,903
Mitsubishi UFJ Financial Group, Inc.:
3.22%, 03/07/22	575	588,529
2.62%, 07/18/22	1,015	1,024,173
3.76%, 07/26/23	1,100	1,156,381
PNC Financial Services Group, Inc., 3.45%, 04/23/29	800	855,901
Regions Bank, (3 mo. LIBOR US + 0.500%), 3.37%, 08/13/21(a)	920	928,052
Royal Bank of Canada, 3.20%, 04/30/21	1,000	1,018,810
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.470%), 3.63%, 05/15/23(e)	670	670,607
3.88%, 09/12/23	390	402,631
6.00%, 12/19/23	348	382,075
5.13%, 05/28/24	460	490,400
(3 mo. LIBOR US + 1.762%), 4.27%, 03/22/25(a)	460	481,165
(3 mo. LIBOR US + 1.871%), 4.45%, 05/08/30(a)	445	476,351
Santander UK PLC:
2.13%, 11/03/20	750	749,269
5.00%, 11/07/23(c)	1,753	1,861,441
Standard Chartered PLC, (3 mo. LIBOR US + 1.200%), 3.33%, 09/10/22(c)(e)	1,055	1,059,526
Sumitomo Mitsui Financial Group, Inc., 3.54%, 01/17/28	1,050	1,118,555
SunTrust Banks, Inc., 4.00%, 05/01/25	380	410,738
Svenska Handelsbanken AB, 3.35%, 05/24/21	500	510,480
Wells Fargo & Co.:
4.13%, 08/15/23	350	371,429
3.75%, 01/24/24	385	407,384
4.15%, 01/24/29	575	637,549
5.61%, 01/15/44	200	258,849
4.65%, 11/04/44	980	1,132,363
4.75%, 12/07/46	295	348,265

		61,417,804

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc.:
4.70%, 02/01/36	$665	$768,140
4.90%, 02/01/46	675	805,428
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 01/23/25	195	212,978
4.75%, 01/23/29	845	982,111
4.44%, 10/06/48	785	888,597
4.75%, 04/15/58	1,335	1,563,698
5.80%, 01/23/59	245	330,825
Diageo Capital PLC, 2.38%, 10/24/29	200	198,192

		5,749,969

Biotechnology — 1.2%
AbbVie, Inc.:
2.50%, 05/14/20	1,200	1,202,727
2.30%, 05/14/21	495	495,954
2.85%, 05/14/23	550	559,572
3.20%, 05/14/26	240	244,383
4.40%, 11/06/42	795	819,929
4.88%, 11/14/48	375	413,714
Baxalta, Inc., 4.00%, 06/23/25	283	304,823
Gilead Sciences, Inc.:
3.25%, 09/01/22	135	139,469
4.50%, 02/01/45	323	373,789
4.75%, 03/01/46	391	465,386
4.15%, 03/01/47	75	83,438

		5,103,184

Capital Markets — 5.2%
Bank of New York Mellon Corp.:
3.45%, 08/11/23	265	277,850
2.20%, 08/16/23	1,125	1,128,887
Credit Agricole SA:
2.75%, 06/10/20(c)	1,000	1,003,659
3.75%, 04/24/23(c)	275	287,412
Credit Suisse AG:
3.00%, 10/29/21	665	676,669
3.63%, 09/09/24	575	607,028
Credit Suisse Group AG, (3 mo. LIBOR US + 1.240%), 4.21%, 06/12/24(a)(c)	820	863,479
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21	1,350	1,372,240
3.80%, 06/09/23	547	571,274
Deutsche Bank AG:
4.25%, 02/04/21	925	935,333
4.25%, 10/14/21	180	182,857
Goldman Sachs Group, Inc.:
2.88%, 02/25/21	975	983,401
3.00%, 04/26/22	850	859,239
4.25%, 10/21/25	310	331,732
(3 mo. LIBOR US + 1.301%), 4.22%, 05/01/29(a)	650	709,534
4.80%, 07/08/44	370	443,047
5.15%, 05/22/45	350	415,380
Intercontinental Exchange, Inc., 4.25%, 09/21/48	320	379,897
Morgan Stanley:
2.50%, 04/21/21	550	553,688
5.50%, 07/28/21	10	10,611
(3 mo. LIBOR US + 1.400%), 3.68%, 10/24/23(e)	1,675	1,705,183
(3 mo. LIBOR US + 0.847%), 3.74%, 04/24/24(a)	925	966,032
3.88%, 04/29/24	1,625	1,728,723

Security	Par (000)	Value

Capital Markets (continued)
(Secured Overnight Financing Rate + 1.152%), 2.72%, 07/22/25(a)	$855	$863,566
4.30%, 01/27/45	535	619,126
State Street Corp., (3 mo. LIBOR US + 0.770%), 3.78%, 12/03/24(a)	490	518,660
UBS Group AG, (3 mo. LIBOR US + 1.468%), 3.13%, 08/13/30(a)(c)	755	760,144
UBS Group Funding Switzerland AG, 3.00%, 04/15/21(c)	2,150	2,175,818

		21,930,469

Chemicals — 0.5%
Air Liquide Finance SA:
2.25%, 09/27/23(c)	520	521,168
2.50%, 09/27/26(c)	290	292,826
DuPont de Nemours, Inc.:
5.32%, 11/15/38	290	353,964
5.42%, 11/15/48	255	322,840
LYB International Finance III LLC, 4.20%, 10/15/49(f)	155	153,554
Sherwin-Williams Co.:
2.75%, 06/01/22	61	61,824
4.50%, 06/01/47	180	201,712

		1,907,888

Commercial Services & Supplies — 0.7%
Aviation Capital Group LLC, 6.75%, 04/06/21(c).	1,575	1,669,033
GATX Corp., 4.35%, 02/15/24	510	545,492
Republic Services, Inc., 3.95%, 05/15/28	300	331,943
Waste Management, Inc.:
3.20%, 06/15/26	290	305,796
3.45%, 06/15/29	210	226,784

		3,079,048

Communications Equipment — 0.2%
Motorola Solutions, Inc., 4.60%, 05/23/29	890	969,889

Consumer Finance — 2.2%
American Express Co., 3.40%, 02/27/23	500	519,188
Capital One Financial Corp., 4.25%, 04/30/25	675	730,462
Capital One N.A.:
2.35%, 01/31/20	825	825,245
2.95%, 07/23/21	735	744,609
Ford Motor Credit Co. LLC:
3.34%, 03/18/21	475	477,219
3.81%, 10/12/21	550	557,431
3.66%, 09/08/24	350	344,734
4.39%, 01/08/26	201	200,026
5.11%, 05/03/29	300	301,617
General Motors Financial Co., Inc.:
3.20%, 07/06/21	565	570,795
3.15%, 06/30/22	1,000	1,011,537
4.35%, 04/09/25	1,230	1,281,227
4.35%, 01/17/27	1,205	1,238,569
Synchrony Financial:
2.85%, 07/25/22	215	216,809
4.38%, 03/19/24	200	212,226

		9,231,694

Containers & Packaging — 0.2%
International Paper Co.:
4.40%, 08/15/47	190	197,761
4.35%, 08/15/48	200	207,439
WRKCo, Inc., 3.75%, 03/15/25	380	400,014

		805,214

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust:
4.50%, 05/15/21	$1,140	$1,176,910
5.00%, 10/01/21	674	708,647
3.65%, 07/21/27	1,070	1,088,712
Charles Schwab Corp., 3.25%, 05/21/21	665	678,715
GE Capital International Funding Co., 4.42%, 11/15/35	1,081	1,131,287

		4,784,271

Diversified Telecommunication Services — 3.4%
AT&T Inc.:
3.40%, 05/15/25	1,385	1,445,032
3.60%, 07/15/25	305	321,066
3.88%, 01/15/26	592	627,698
3.80%, 02/15/27	315	333,375
4.50%, 05/15/35	1,520	1,667,731
5.25%, 03/01/37	400	470,766
5.15%, 03/15/42	400	458,352
4.80%, 06/15/44	65	71,899
4.75%, 05/15/46	583	646,527
5.15%, 11/15/46	5	5,777
5.45%, 03/01/47	330	399,215
5.15%, 02/15/50	150	175,776
Telefonica Emisiones SAU:
4.67%, 03/06/38	255	279,715
4.90%, 03/06/48	315	351,628
Verizon Communications, Inc.:
3.38%, 02/15/25	459	484,184
4.50%, 08/10/33	550	638,627
4.27%, 01/15/36	1,725	1,939,669
5.25%, 03/16/37	745	922,356
4.81%, 03/15/39	865	1,036,749
3.85%, 11/01/42	950	1,013,713
4.86%, 08/21/46	190	232,063
5.01%, 04/15/49	420	528,076
4.67%, 03/15/55	337	404,236

		14,454,230

Electric Utilities — 5.3%
Alabama Power Co., 3.45%, 10/01/49	170	175,329
American Electric Power Co., Inc., 2.15%, 11/13/20	825	825,479
American Transmission Systems, Inc., 5.25%, 01/15/22(c)	400	426,179
Baltimore Gas & Electric Co., 3.20%, 09/15/49	250	247,363
CenterPoint Energy, Inc., 3.85%, 02/01/24	595	627,825
DTE Electric Co., Series A, 4.05%, 05/15/48	186	215,683
Duke Energy Carolinas LLC:
3.75%, 06/01/45	420	453,800
3.20%, 08/15/49	135	135,366
Duke Energy Corp., 2.65%, 09/01/26	390	392,518
Duke Energy Florida LLC, 4.20%, 07/15/48	460	535,373
Duke Energy Progress LLC:
3.70%, 09/01/28	690	757,348
6.30%, 04/01/38	750	1,062,703
3.60%, 09/15/47	350	371,179
Entergy Arkansas LLC, 3.70%, 06/01/24	825	880,030
Entergy Corp., 4.00%, 07/15/22	700	730,875
Evergy Inc., 5.29%, 06/15/22(g)	745	795,196
Exelon Corp., 2.45%, 04/15/21	2,000	2,004,479
FirstEnergy Corp.:
3.90%, 07/15/27	680	724,600
4.85%, 07/15/47	500	597,805
Florida Power & Light Co., 5.95%, 02/01/38	800	1,122,040
Kentucky Utilities Co., 5.13%, 11/01/40	375	482,797
MidAmerican Energy Co., 4.25%, 05/01/46	460	543,927

Security	Par (000)	Value

Electric Utilities (continued)
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(c)	$345	$380,335
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/27	115	121,889
Northern States Power Co., 6.20%, 07/01/37	725	1,009,689
Ohio Power Co., Series D, 6.60%, 03/01/33	675	934,942
Oncor Electric Delivery Co. LLC:
5.30%, 06/01/42	660	880,535
3.75%, 04/01/45	350	385,713
PacifiCorp, 6.00%, 01/15/39	450	630,797
PPL Electric Utilities Corp., 3.95%, 06/01/47	220	249,929
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,079,547
3.15%, 04/01/22	775	791,012
Southern California Edison Co.:
4.00%, 04/01/47	148	158,719
4.13%, 03/01/48	57	61,871
4.88%, 03/01/49	345	414,304
Southern Co., 2.35%, 07/01/21	785	787,455
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(c)	445	473,030

		22,467,661

Energy Equipment & Services — 0.3%
Halliburton Co., 3.80%, 11/15/25	1,135	1,202,218

Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.:
4.70%, 03/15/22	525	556,183
5.00%, 02/15/24	430	475,102
2.75%, 01/15/27	1,415	1,412,708
3.95%, 03/15/29	565	608,506
3.80%, 08/15/29	380	405,576
AvalonBay Communities, Inc., 3.35%, 05/15/27 .	550	582,005
Boston Properties LP, 4.50%, 12/01/28	500	567,571
Crown Castle International Corp.:
3.40%, 02/15/21	1,453	1,472,924
2.25%, 09/01/21	1,765	1,766,457
5.25%, 01/15/23	807	878,636
3.65%, 09/01/27	230	243,525
4.30%, 02/15/29	305	336,735
3.10%, 11/15/29	450	451,421
ERP Operating LP, 3.25%, 08/01/27	525	552,936
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	771,932
Realty, Inc.ome Corp., 3.25%, 06/15/29	230	240,573

		11,322,790

Food & Staples Retailing — 2.0%
CVS Health Corp.:
4.10%, 03/25/25	400	427,386
4.30%, 03/25/28	2,635	2,849,319
4.78%, 03/25/38	320	350,459
5.30%, 12/05/43	200	232,894
5.13%, 07/20/45	360	408,046
5.05%, 03/25/48	370	419,924
Kroger Co., 4.45%, 02/01/47	365	376,526
Walmart, Inc.:
2.65%, 12/15/24	691	712,820
3.55%, 06/26/25	273	294,723
3.70%, 06/26/28	1,365	1,512,827
4.05%, 06/29/48	650	781,985

		8,366,909

Food Products — 0.6%
General Mills, Inc.:
3.20%, 04/16/21	145	147,223
3.70%, 10/17/23	240	252,622
4.20%, 04/17/28	135	150,313

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
4.70%, 04/17/48	$90	$105,323
Kraft Heinz Foods Co.:
3.00%, 06/01/26	710	702,464
4.38%, 06/01/46	365	348,480
Nestle Holdings, Inc., 4.00%, 09/24/48(c)	645	763,550

		2,469,975

Gas Utilities — 0.2%
Fortis, Inc., 2.10%, 10/04/21	945	941,887

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories:
3.75%, 11/30/26	566	616,625
4.75%, 11/30/36	385	470,746
4.75%, 04/15/43	117	144,385
4.90%, 11/30/46	260	335,410
Becton Dickinson and Co.:
2.68%, 12/15/19	24	24,006
(3 mo. LIBOR US + 1.030%), 3.14%, 06/06/22(e)	1,525	1,531,291
3.70%, 06/06/27	1,024	1,087,057
Medtronic, Inc.:
3.15%, 03/15/22	378	389,632
4.63%, 03/15/45	40	51,350

		4,650,502

Health Care Providers & Services — 2.6%
Aetna, Inc.:
2.80%, 06/15/23	350	354,226
3.50%, 11/15/24	395	411,564
Anthem, Inc.:
4.35%, 08/15/20	700	713,789
2.50%, 11/21/20	285	286,407
5.10%, 01/15/44	300	349,415
4.38%, 12/01/47	250	269,867
3.70%, 09/15/49	410	398,797
Cigna Corp.:
3.20%, 09/17/20	1,870	1,888,124
4.90%, 12/15/48	50	57,204
HCA, Inc.:
5.25%, 06/15/26	563	626,910
4.50%, 02/15/27	389	417,079
4.13%, 06/15/29	165	173,033
5.50%, 06/15/47	365	410,363
5.25%, 06/15/49	810	883,583
UnitedHealth Group, Inc.:
3.35%, 07/15/22	75	77,693
2.88%, 03/15/23	1,175	1,204,173
3.75%, 07/15/25	770	827,924
3.50%, 08/15/39	175	182,173
4.63%, 11/15/41	645	763,009
4.75%, 07/15/45	120	145,844
4.25%, 06/15/48	100	114,811
3.70%, 08/15/49	105	111,170
3.88%, 08/15/59	265	280,995

		10,948,153

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.:
4.88%, 12/09/45	748	904,453
4.45%, 03/01/47	455	522,444
4.45%, 09/01/48	75	86,697

		1,513,594

Household Durables — 0.4%
Newell Brands, Inc., 3.85%, 04/01/23	561	577,493
Panasonic Corp., 2.54%, 07/19/22(c)	1,220	1,227,390

		1,804,883

Security	Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 3.75%, 06/15/24(c)	$325	$334,428

Industrial Conglomerates — 0.5%
General Electric Co.:
2.70%, 10/09/22	570	571,597
6.75%, 03/15/32	208	261,564
6.15%, 08/07/37	205	252,380
4.13%, 10/09/42	29	29,018
Honeywell International, Inc., 2.70%, 08/15/29	315	325,247
Tyco Electronics Group SA, 3.50%, 02/03/22	600	617,123

		2,056,929

Insurance — 0.9%
Aon PLC, 4.00%, 11/27/23	1,760	1,872,132
Hartford Financial Services Group, Inc., 4.30%, 04/15/43	115	127,673
Marsh & McLennan Cos., Inc.:
3.75%, 03/14/26	600	645,530
4.90%, 03/15/49	265	331,965
Principal Financial Group, Inc., 3.70%, 05/15/29	30	32,310
Prudential Financial, Inc., 4.35%, 02/25/50	425	487,070
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(c)	90	133,023

		3,629,703

Interactive Media & Services — 0.2%
Tencent Holdings Ltd., 3.98%, 04/11/29(c)	905	966,003

Internet & Direct Marketing Retail — 0.9%
Amazon.com, Inc.:
2.40%, 02/22/23	550	559,022
2.80%, 08/22/24	1,000	1,039,833
3.15%, 08/22/27	1,405	1,492,553
Expedia Group, Inc., 3.25%, 02/15/30(c)	675	673,075

		3,764,483

IT Services — 2.0%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	1,590	1,611,200
3.50%, 04/15/23	330	344,194
3.00%, 08/15/26	119	122,528
Fiserv, Inc.:
3.50%, 07/01/29	585	615,489
4.40%, 07/01/49	135	150,636
Global Payments, Inc.:
2.65%, 02/15/25	350	351,620
3.20%, 08/15/29	295	299,157
4.15%, 08/15/49	390	411,497
International Business Machines Corp.:
3.30%, 05/15/26	240	253,085
3.50%, 05/15/29	900	965,902
4.15%, 05/15/39	200	228,034
4.00%, 06/20/42	205	226,024
4.25%, 05/15/49	1,280	1,472,528
Visa, Inc.:
2.80%, 12/14/22	510	524,378
3.15%, 12/14/25	620	660,841

		8,237,113

Life Sciences Tools & Services — 0.7%
Life Technologies Corp., 6.00%, 03/01/20	820	832,555
Thermo Fisher Scientific, Inc.:
4.50%, 03/01/21	1,000	1,035,704
2.60%, 10/01/29	630	627,554
5.30%, 02/01/44	315	401,701

		2,897,514

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.1%
John Deere Capital Corp., 2.65%, 06/24/24	$215	$220,856

Media — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.50%, 02/01/24	925	993,749
6.38%, 10/23/35	325	393,521
6.48%, 10/23/45	1,725	2,099,026
6.83%, 10/23/55	57	72,021
Comcast Corp.:
3.45%, 10/01/21	385	396,487
3.95%, 10/15/25	400	435,384
3.15%, 03/01/26	395	413,598
4.15%, 10/15/28	635	712,296
4.25%, 01/15/33	650	747,549
6.50%, 11/15/35	125	175,136
4.60%, 10/15/38	340	406,164
4.65%, 07/15/42	130	155,134
4.50%, 01/15/43	225	263,392
4.60%, 08/15/45	230	275,772
4.00%, 03/01/48	340	376,094
4.70%, 10/15/48	825	1,010,166
4.95%, 10/15/58	475	603,704
Discovery Communications LLC:
2.95%, 03/20/23	345	350,516
3.80%, 03/13/24	500	521,457
5.20%, 09/20/47	200	218,690
Grupo Televisa SAB, 6.63%, 01/15/40	205	255,967
Interpublic Group of Cos., Inc.:
3.50%, 10/01/20	115	116,351
3.75%, 10/01/21	85	87,139
5.40%, 10/01/48	435	517,751
Time Warner Cable LLC, 4.50%, 09/15/42	137	134,815
Walt Disney Co., 6.40%, 12/15/35(c)	234	337,124

		12,069,003

Metals & Mining — 0.1%
Barrick Gold Corp., 5.25%, 04/01/42	200	242,646
Newmont Goldcorp Corp., 2.80%, 10/01/29	80	79,062
Southern Copper Corp., 5.86%, 04/23/45	225	272,883

		594,591

Multi-Utilities — 1.7%
CMS Energy Corp., 5.05%, 03/15/22	1,644	1,740,418
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19	845	844,937
NiSource, Inc., 5.25%, 02/15/43	440	536,320
Sempra Energy:
2.40%, 02/01/20	520	520,027
3.80%, 02/01/38	195	200,557
Virginia Electric & Power Co.:
2.88%, 07/15/29	180	184,359
6.00%, 01/15/36	900	1,198,851
4.45%, 02/15/44	350	411,462
4.60%, 12/01/48	320	391,534
WEC Energy Group, Inc., 3.38%, 06/15/21	235	240,097
Wisconsin Power & Light Co., 3.00%, 07/01/29	910	948,940

		7,217,502

Oil, Gas & Consumable Fuels — 8.7%
Atmos Energy Corp., 2.63%, 09/15/29	165	166,865
BP Capital Markets America, Inc.:
3.59%, 04/14/27	250	266,727
4.23%, 11/06/28	530	598,637
BP Capital Markets PLC, 3.28%, 09/19/27	117	123,143
Canadian Natural Resources Ltd., 3.85%, 06/01/27	650	684,257
Cenovus Energy, Inc.: 4.25%, 04/15/27	425	441,865

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.40%, 06/15/47	$64	$72,053
Cimarex Energy Co.:
4.38%, 06/01/24	310	325,738
3.90%, 05/15/27	940	957,075
Concho Resources, Inc., 3.75%, 10/01/27	1,205	1,252,431
ConocoPhillips Co., 4.95%, 03/15/26	600	691,722
Continental Resources, Inc., 3.80%, 06/01/24	370	377,050
Devon Energy Corp., 5.60%, 07/15/41	96	116,520
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22 .	485	549,823
Encana Corp., 6.63%, 08/15/37	500	610,163
Energy Transfer Operating LP:
5.20%, 02/01/22	5	5,276
6.50%, 02/01/42	560	671,710
5.30%, 04/15/47	36	38,724
6.25%, 04/15/49	320	388,618
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,020	1,082,211
Enterprise Products Operating LLC:
5.70%, 02/15/42	435	546,623
4.45%, 02/15/43	854	933,697
4.25%, 02/15/48	155	167,511
4.80%, 02/01/49	220	256,162
4.20%, 01/31/50	90	96,251
Hess Corp., 5.80%, 04/01/47	534	614,348
Kinder Morgan Energy Partners LP:
6.50%, 04/01/20	1,515	1,546,081
7.30%, 08/15/33	800	1,069,033
5.00%, 03/01/43	150	164,601
Kinder Morgan, Inc., 6.50%, 09/15/20	925	961,337
Marathon Oil Corp.:
2.80%, 11/01/22	720	724,468
4.40%, 07/15/27	64	68,247
5.20%, 06/01/45	64	72,079
Marathon Petroleum Corp., 4.75%, 09/15/44	381	409,463
MPLX LP:
(3 mo. LIBOR US + 0.900%), 3.00%, 09/09/21(e)	170	170,564
6.25%, 10/15/22(c)	336	344,413
3.50%, 12/01/22(c)	70	71,987
4.88%, 06/01/25	1,260	1,386,129
4.13%, 03/01/27	1,150	1,212,766
4.25%, 12/01/27(c)	180	190,438
4.70%, 04/15/48	595	621,011
5.50%, 02/15/49	225	260,936
Newfield Exploration Co., 5.38%, 01/01/26	335	363,905
Noble Energy, Inc.:
5.05%, 11/15/44	25	27,271
4.20%, 10/15/49	710	698,613
Occidental Petroleum Corp.:
2.70%, 08/15/22	310	312,885
2.90%, 08/15/24	880	886,585
7.88%, 09/15/31	225	303,874
4.50%, 07/15/44	170	173,381
6.60%, 03/15/46	12	15,653
4.20%, 03/15/48	315	312,130
Pioneer Natural Resources Co., 3.45%, 01/15/21	255	258,354
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19	900	900,091
4.90%, 02/15/45	300	301,890
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	805	897,263
Schlumberger Norge AS, 4.20%, 01/15/21(c)	975	995,747
Shell International Finance BV, 3.50%, 11/13/23	1,585	1,677,920
Spectra Energy Partners LP, 3.38%, 10/15/26	880	910,771

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations LP:
5.35%, 05/15/45	$800	$858,363
5.40%, 10/01/47	880	960,174
Texas Eastern Transmission LP, 2.80%, 10/15/22(c)	750	756,665
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	265	283,381
Western Midstream Operating LP, 5.38%, 06/01/21	1,025	1,054,092
Williams Cos., Inc.:
4.50%, 11/15/23	1,300	1,391,184
4.30%, 03/04/24	1,000	1,062,933

		36,711,878

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49(c)	270	299,152

Pharmaceuticals — 3.0%
Allergan Funding SCS:
3.45%, 03/15/22	3,180	3,258,804
3.80%, 03/15/25	650	680,634
Bayer U.S. Finance II LLC, 3.88%, 12/15/23(c)	825	861,798
Bristol-Myers Squibb Co., 2.90%, 07/26/24(c)	1,330	1,371,155
Eli Lilly & Co.:
3.95%, 03/15/49	195	226,312
4.15%, 03/15/59	145	170,729
Johnson & Johnson, 3.55%, 03/01/36	480	527,230
Shire Acquisitions Investments Ireland DAC:
2.40%, 09/23/21	2,260	2,270,470
2.88%, 09/23/23	1,445	1,473,105
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28(c)	425	497,503
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	514	474,807
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	415	379,984
Wyeth LLC, 5.95%, 04/01/37	425	577,294

		12,769,825

Road & Rail — 2.1%
Burlington Northern Santa Fe LLC:
5.75%, 05/01/40	500	672,675
4.40%, 03/15/42	235	275,765
4.90%, 04/01/44	60	75,539
4.15%, 12/15/48	120	140,219
CSX Corp.:
3.25%, 06/01/27	195	204,738
3.80%, 03/01/28	480	522,996
4.25%, 03/15/29	135	152,434
4.30%, 03/01/48	105	118,222
Kansas City Southern, 2.35%, 05/15/20	370	370,070
Norfolk Southern Corp.:
3.80%, 08/01/28	875	968,282
3.94%, 11/01/47	210	228,007
4.15%, 02/28/48	140	157,955
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.38%, 02/01/22(c)	1,000	1,020,611
3.45%, 07/01/24(c)	1,065	1,106,779
Ryder System, Inc., 2.88%, 09/01/20	1,000	1,006,510
Union Pacific Corp.:
3.55%, 08/15/39	75	78,522
4.05%, 03/01/46	355	390,522
4.50%, 09/10/48	544	649,121
4.80%, 09/10/58	350	418,674
3.95%, 08/15/59	235	249,331

		8,806,972

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc., 2.50%, 12/05/21	$340	$342,026
Applied Materials, Inc., 3.30%, 04/01/27	705	750,170
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 01/15/22	10	10,097
3.88%, 01/15/27	960	964,051
Broadcom, Inc., 4.75%, 04/15/29(c)	1,225	1,295,035
KLA Corp.:
4.65%, 11/01/24	40	44,042
4.10%, 03/15/29	810	893,646
Lam Research Corp.:
3.75%, 03/15/26	90	96,115
4.00%, 03/15/29	505	557,955
4.88%, 03/15/49	290	354,533
NVIDIA Corp.:
2.20%, 09/16/21	490	490,899
3.20%, 09/16/26	1,185	1,245,883
NXP BV/NXP Funding LLC:
4.63%, 06/01/23(c)	575	612,065
4.88%, 03/01/24(c)	265	287,233
5.55%, 12/01/28(c)	70	81,210
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29(c)	420	448,685
QUALCOMM, Inc., 4.30%, 05/20/47	435	486,272
Texas Instruments, Inc., 2.25%, 09/04/29	60	59,069

		9,018,986

Software — 1.8%
Microsoft Corp.:
2.88%, 02/06/24	990	1,031,306
4.10%, 02/06/37	530	628,574
3.75%, 02/12/45	466	533,760
4.45%, 11/03/45	907	1,145,423
3.70%, 08/08/46	495	563,372
Oracle Corp.:
2.40%, 09/15/23	2,050	2,075,321
5.38%, 07/15/40	800	1,040,348
4.00%, 11/15/47	295	330,136

		7,348,240

Specialty Retail — 0.7%
Home Depot, Inc.:
2.95%, 06/15/29	305	320,079
4.40%, 03/15/45	215	261,234
4.25%, 04/01/46	335	401,195
3.90%, 06/15/47	140	160,283
4.50%, 12/06/48	335	418,407
Lowe’s Cos., Inc.:
3.70%, 04/15/46	425	427,968
4.55%, 04/05/49	769	885,071

		2,874,237

Technology Hardware, Storage & Peripherals — 1.6%
Apple Inc.:
2.85%, 02/23/23	1,010	1,039,741
3.25%, 02/23/26	855	906,175
2.45%, 08/04/26	1,050	1,064,057
2.90%, 09/12/27	375	390,431
2.20%, 09/11/29	490	481,450
3.85%, 05/04/43	170	190,610
4.38%, 05/13/45	960	1,162,170
3.85%, 08/04/46	730	822,903
Dell International LLC/EMC Corp.:
4.42%, 06/15/21(c)	45	46,400
8.35%, 07/15/46(c)	405	534,174
Hewlett Packard Enterprise Co., 3.50%, 10/05/21	125	128,146

		6,766,257

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco — 2.0%
Altria Group, Inc.:
3.80%, 02/14/24	$270	$282,248
2.63%, 09/16/26	210	202,599
4.80%, 02/14/29	1,835	2,010,111
4.50%, 05/02/43	75	75,229
5.38%, 01/31/44	540	600,281
5.95%, 02/14/49	430	505,660
BAT Capital Corp.:
3.22%, 08/15/24	1,235	1,248,522
3.46%, 09/06/29	580	567,432
BAT International Finance PLC, 2.75%, 06/15/20(c)	1,000	1,002,969
Reynolds American, Inc.:
4.00%, 06/12/22	730	760,492
4.85%, 09/15/23	220	238,087
5.70%, 08/15/35	550	613,890
7.00%, 08/04/41	70	86,681

		8,194,201

Trading Companies & Distributors — 0.4%
Air Lease Corp.:
2.50%, 03/01/21	905	907,628
3.38%, 06/01/21	540	548,536
2.25%, 01/15/23	390	388,108

		1,844,272

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV:
5.00%, 03/30/20	100	101,125
4.38%, 04/22/49	575	662,130
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(c)	170	170,637
Vodafone Group PLC:
3.75%, 01/16/24	850	895,018
4.38%, 02/19/43	227	234,501
5.25%, 05/30/48	415	481,041

		2,544,452

Total Corporate Bonds — 84.3% (Cost: $332,568,145)		354,189,975

Foreign Agency Obligations — 0.8%

Mexico — 0.8%
Petroleos Mexicanos:
6.50%, 03/13/27	1,135	1,179,088
5.35%, 02/12/28	1,560	1,492,725
6.38%, 01/23/45	475	442,937
6.35%, 02/12/48	66	60,443

		3,175,193

Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 4.25%, 04/16/39(c)	200	215,900

Total Foreign Agency Obligations — 0.8% (Cost: $3,309,094)		3,391,093

Foreign Government Obligations —1.4%

Colombia — 0.3%
Republic of Colombia, 4.50%, 03/15/29	1,050	1,166,484

Indonesia — 0.3%
Republic of Indonesia:
4.13%, 01/15/25(c)	350	372,750
3.50%, 01/11/28	975	1,007,906

		1,380,656

Mexico — 0.6%
United Mexican States: 4.15%, 03/28/27	1,193	1,263,983

Security	Par (000)	Value

Mexico (continued)
4.75%, 03/08/44	$673	$728,312
4.60%, 02/10/48	600	643,500

		2,635,795

Poland — 0.1%
Republic of Poland, 3.25%, 04/06/26	440	468,325

Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27	315	346,205

Total Foreign Government Obligations — 1.4% (Cost: $5,515,586)		5,997,465

Taxable Municipal Bonds — 2.4%

California — 1.2%
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45	1,075	1,714,259
State of California GO:
7.30%, 10/01/39	510	794,636
7.63%, 03/01/40	1,125	1,836,776
University of California RB, 3.35%, 07/01/29	550	595,017

		4,940,688

Illinois — 0.4%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40	1,000	1,481,210

New York — 0.8%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,807,031
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,659,047

		3,466,078

Total Taxable Municipal Bonds — 2.4% (Cost: $7,400,996)		9,887,976

U.S. Government Sponsored Agency Securities — 1.2%

Mortgage-Backed Securities — 1.2%
Fannie Mae Mortgage-Backed Securities, 4.50%, 03/01/47-04/01/49	3,074	3,319,944
Freddie Mac Mortgage-Backed Securities, 4.50%, 03/01/49	1,778	1,943,688

Total U.S. Government Sponsored Agency Securities — 1.2% (Cost: $5,157,911)		5,263,632

U.S. Treasury Obligations — 5.4%
U.S. Treasury Notes:
2.15%, 05/15/22	374	378,894
1.58%, 08/31/24	11,952	11,784,392
2.57%, 02/15/29	2,200	2,381,070
1.56%, 08/15/29	8,095	8,057,587

Total U.S. Treasury Obligations — 5.4% (Cost: $22,491,975)		22,601,943

Total Long-Term Investments — 99.2% (Cost: $391,264,059)		416,709,894

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 0.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.83%(h)	2,922,694	$2,922,694

Total Short-Term Securities — 0.7% (Cost: $2,922,694)		2,922,694

Options Purchased — 0.0%

(Cost: $173,230)		3,201

Total Investments — 99.9% (Cost: $394,359,983)		419,635,789

Other Assets Less Liabilities — 0.1%		359,979

Net Assets — 100.0%		$419,995,768

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Perpetual security with no stated maturity date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Treasury Bonds (30 Year)	84	12/19/19	$13,634	$(48,592)
U.S. Ultra Treasury Bonds	38	12/19/19	7,292	(55,364)
U.S. Treasury Notes (2 Year)	186	12/31/19	40,083	64,253

				(39,703)

Short Contracts
U.S. Treasury Notes (10 Year)	145	12/19/19	18,895	(20,352)
U.S. Ultra Treasury Notes (10 Year)	17	12/19/19	2,421	31,496
U.S. Treasury Notes (5 Year)	73	12/31/19	8,698	(4,362)

				6,782

				$(32,921)

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency

Put
30-Year Interest Rate Swap, 09/08/50	3.50%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	JPMorgan Chase Bank N.A.	09/08/20	3.50%	$4,760	$3,201

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Recieved)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1.63%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	12/31/19	(a)	05/15/45	$1,050	$20,850	$(688)	$21,538

(a)	Forward swap.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series C Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	$8,130	$ (164,109)	$(168,947)	$4,838

OTC Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

American Tower Corp.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/21	BBB-	$1,875	$2,545	$(26,491)	$29,036

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$—	$169,635	$26,376	$—
OTC Swaps	—	26,491	29,036	—

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

46	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series C Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity	Credit	Equity	Foreign Currency Exchange	Interest Rate	Other

Assets —Derivative Financial Instruments		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Futures contracts	Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$95,749	$—	$95,749
Options purchased	Investments at value — unaffiliated(b)	—	—	—	—	3,201	—	3,201
Swaps — centrally cleared	Unrealized appreciation on centrally cleared swaps(a)	—	4,838	—	—	21,538	—	26,376
Swaps — OTC	Unrealized appreciation on OTC swaps	—	29,036	—	—	—	—	29,036

		$—	$33,874	$—	$—	$120,488	$—	$154,362

Liabilities — Derivative Financial Instruments

Futures contracts	Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$128,670	$—	$128,670
Swaps — OTC	Swaps premiums received	—	26,491	—	—	—	—	26,491

		$—	$26,491	$—	$—	$128,670	$—	$155,161

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Futures contracts	$—	$—	$—	$—	$1,195,982	$—	$1,195,982
Swaps	—	11,528	—	—	(122,065)	—	(110,537)

	$—	$11,528	$—	$—	$1,073,917	$—	$1,085,445

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$—	$—	$(131,455)	$—	$(131,455)
Options purchased(a)	—	—	—	—	(29,569)	—	(29,569)
Swaps	—	24,524	—	—	21,538	—	46,062

	$—	$24,524	$—	$—	$(139,486)	$—	$(114,962)

(a)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series C Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$47,063,985
Average notional value of contracts — short	21,394,294
Options:
Average notional value of swaption contracts purchased	4,760,000
Credit default swaps:
Average notional value — buy protection	10,162,500
Average notional value — sell protection	1,875,000
Interest rate swaps:
Average notional value — pays fixed rate	525,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$25,338	$10,211
Options(a)	3,201	—
Swaps — Centrally cleared	999	—
Swaps — OTC(b)	29,036	26,491

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$58,574	$36,702
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(26,337)	(10,211)

Total derivative assets and liabilities subject to an MNA	$32,237	$26,491

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

48	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series C Portfolio

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)

JPMorgan Chase Bank N.A	$3,201	$—	$—	$(3,201)	$—
Morgan Stanley & Co., International PLC	29,036	(26,491)	—	—	2,545

	$32,237	$(26,491)	$—	$(3,201)	$2,545

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities

Morgan Stanley & Co., International PLC	$26,491	$(26,491)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$—	$416,556,340	$153,554	$416,709,894
Short-Term Securities	2,922,694	—	—	2,922,694
Options Purchased:
Interest rate contracts	—	3,201	—	3,201

	$2,922,694	$416,559,541	$153,554	$419,635,789

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$33,874	$—	$33,874
Interest rate contracts	95,749	21,538	—	117,287
Liabilities:
Credit contracts	—	—	—	—
Interest rate contracts	(128,670)	—	—	(128,670)

	$(32,921)	$55,412	$—	$22,491

(a)	See above Schedule of Investments for values in each security type.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) September 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 92.4%

Alabama — 1.6%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home for the Aging Project, Series 2015-1, 5.50%, 06/01/30	$500	$571,080
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	1,000	1,196,780
State of Alabama Docks Department, Refunding RB, AMT, (AGM), Series A, 5.00%, 10/01/35	1,000	1,186,830
Tuscaloosa County IDA, Refunding RB, Hunt Refining Project, Series A, 5.25%, 05/01/44(a)	1,895	2,179,572

		5,134,262

Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 4.63%, 06/01/23	70	70,085

Arizona — 2.0%
Arizona IDA:
RB, Academies Math & Science Project, Series B, 5.13%, 07/01/47(a)	195	206,842
RB, Doral Academy Nevada-Fire Mesa & Red Rock Campus Project, Series A, 5.00%, 07/15/39(a)	220	245,678
RB, Great Lakes Senior Living Communities LLC Project, First Tier, Series A, 4.50%, 01/01/49	500	537,915
RB, Great Lakes Senior Living Communities LLC Project, Second Tier, Series B, 5.13%, 01/01/54	280	308,717
RB, Lone Mountain Campus Project, Series A, 5.00%, 12/15/49(a)	105	114,770
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/26(a)	300	337,005
Refunding RB, Basis Schools Projects, Series A, 5.13%, 07/01/37(a)	605	666,420
Refunding RB, Odyssey Prepatory Academy Project, 5.50%, 07/01/52(a)	610	655,884
City of Phoenix IDA:
RB, Legacy Traditional Schools Project, 5.00%, 07/01/46(a)	570	613,850
RB, Oro Valley Project, Series A, 5.00%, 07/01/49(a)	270	276,129
Refunding RB, Basis Schools Projects, 5.00%, 07/01/45(a)	140	149,071
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/35(a)	45	48,955
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/46(a)	50	52,912
Refunding RB, Legacy Traditional Schools Project, 5.00%, 07/01/35(a)	300	323,727
Refunding RB, Legacy Traditional Schools Project, 5.00%, 07/01/45(a)	100	106,488
County of Pima IDA, RB, Paideia Academies Project:
5.13%, 07/01/39	145	147,490
5.25%, 07/01/49	180	182,115
La Paz County IDA, RB, Imagine Schools West Middle Project, 5.88%, 06/15/48(a)	285	302,376
Maricopa County IDA, Refunding RB, HonorHealth Project, Series A, 4.13%, 09/01/38	230	262,814

Security	Par (000)	Value

Arizona (continued)
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	$500	$672,405

		6,211,563

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, AMT, Big River Steel Project, 4.50%, 09/01/49(a)	1,315	1,406,919
Pulaski County Public Facilities Board, RB:
5.00%, 12/01/39	230	258,030
5.00%, 12/01/42	250	279,502

		1,944,451

California — 6.7%
California County Tobacco Securitization Agency:
RB, Asset-Backed, 5.45%, 06/01/28	500	506,645
RB, Asset-Backed, 5.60%, 06/01/36	425	429,526
RB, Asset-Backed, 5.70%, 06/01/46	760	768,292
Refunding RB, Asset-Backed, Merced County Project, Series A, 5.00%, 06/01/26	20	20,055
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.00%, 06/01/26	265	265,623
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.25%, 06/01/45	330	331,657
Refunding RB, Turbo, Golden Gate Tobacco Project, Series A, 5.00%, 06/01/36	300	300,123
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Art Project, 4.00%, 11/01/45	750	796,185
California Municipal Finance Authority:
RB, Sycamore Academy Project, 5.63%, 07/01/44(a)	150	162,797
Refunding RB, Community Medical Centers Project, Series A, 5.00%, 02/01/46	650	740,266
Refunding RB, Emerson College Project, Series B, 5.00%, 01/01/37	630	754,097
California School Finance Authority, RB:
Alliance College-Ready Public Schools Project, 5.00%, 07/01/51(a)	300	332,784
Alta Public Schools Project, Series A, 6.75%, 11/01/45(a)	250	270,685
California Statewide Communities Development Authority:
RB, Loma Linda University Medical Center
Project, Series A, 5.25%, 12/01/56(a)	100	113,335
Refunding RB, (AGM), 5.00%, 11/15/49	500	576,535
Refunding RB, 899 Charleston Project, Series A, 5.25%, 11/01/44(a)	250	274,715
California Statewide Financing Authority, RB, Asset-Backed:
Series A, 6.00%, 05/01/43	85	85,066
Series B, 5.63%, 05/01/29	75	75,212
Series B, 6.00%, 05/01/43	315	315,246
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 09/01/44	250	274,567
City of Los Angeles Department of Airports, Refunding RB, AMT, Series A, 5.00%, 05/15/39	2,000	2,471,500
City of Roseville, CDF No. 1, Special Tax Bonds, 5.00%, 09/01/44	500	546,095

50	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 3.50%, 06/01/36	$1,305	$1,330,187
Series A-1, 5.00%, 06/01/47	1,865	1,907,130
Series A-2, 5.00%, 06/01/47	115	117,609
Oakland Unified School District, GO, Series A, 5.00%, 08/01/40	350	409,650
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	500	601,240
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay’s Redevelopment Project, Sub-Series D, 0.00%, 08/01/31(a)(b)	580	336,580
State of California, GO, 4.00%, 10/01/44	3,635	4,168,036
Tobacco Securitization Authority of Southern California, Refunding RB, Senior, Series A-1:
5.00%, 06/01/37	1,300	1,305,863
5.13%, 06/01/46	585	585,837

		21,173,138

Colorado — 4.1%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47	1,000	1,051,040
Arista Metropolitan District, GO, Refunding, Improvement, County Unlimited and Special Project, Series A, 5.00%, 12/01/38	500	538,510
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48	500	523,280
Broadway Station Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/48	655	694,058
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	155	165,044
Colorado Educational & Cultural Facilities Authority, Refunding RB, Charter School-University Project, 5.00%, 12/15/45	500	546,220
Colorado Health Facilities Authority:
RB, Catholic Health Initiatives Project, Series A, 5.25%, 01/01/40	815	916,720
RB, Catholic Health Initiatives Project, Series A, 5.25%, 01/01/45	620	697,227
Refunding RB, Catholic Health Initiatives Project, Series A, 5.00%, 02/01/41	210	220,120
Refunding RB, Catholic Health Initiatives Project, Series B-1, 5.00%, 07/01/38	215	239,061
Refunding RB, Catholic Health Initiatives Project, Series B-1, 4.00%, 07/01/39	645	697,484
Refunding RB, CommonSpirit Health Project, Series A-1, 4.00%, 08/01/39	750	820,358
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	500	525,270
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	950	1,091,180
DIATC Metropolitan District, GO, 3.25%, 12/01/29(a)	590	586,206
First Creek Village Metropolitan District, GO, Series A:
5.00%, 12/01/39	600	662,394
5.00%, 08/01/49	540	589,264
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	524,215
Serenity Ridge Metropolitan District No. 2, GO, Refunding, Series A, 5.13%, 12/01/37	550	590,898
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/47	180	201,600

Security	Par (000)	Value

Colorado (continued)
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 5.00%, 12/01/49	$645	$686,964
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48	500	523,925

		13,091,038

Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, Sub-Series B-1, 4.00%, 05/15/45	335	354,634
Connecticut State Health & Educational Facilities Authority, RB, Mary Wade Home Issue Project, Series A-1, 5.00%, 10/01/54(a)	145	157,905
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	215	220,470
Mohegan Tribe of Indians of Connecticut:
RB, Series A, 6.75%, 02/01/45(a)	98	106,638
Refunding RB, Priority District Project, Series C, 6.25%, 02/01/30(a)	330	372,520

		1,212,167

Delaware — 0.2%
Delaware EDA, RB, Exempt Facility Indian River Power Project, 5.38%, 10/01/45	505	519,938

Florida — 4.8%
Babcock Ranch Community Independent Special District, Special Assessment RB, 4.25%, 11/01/21	325	329,027
Brevard County Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	500	554,240
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31	480	507,264
Capital Trust Agency, Inc., RB:
Paragon Academy of Technology-Sunshine Elementary Charitable School Project, Series A, 5.75%, 06/01/54(a)	420	440,509
Renaissance Charter School, Inc. Project, Series A, 5.00%, 06/15/49(a)	100	104,490
Celebration Pointe Community Development District, Special Assessment RB:
5.13%, 05/01/45	250	261,805
Alachua County Project, 4.00%, 05/01/22(a)	80	81,251
Charlotte County IDA, RB, Town & Country Utilities Project:
5.00%, 10/01/34(a)	105	116,474
5.00%, 10/01/49(a)	510	551,305
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,000	1,133,720
County of Broward Port Facilities Revenue, RB, AMT, Senior Bond, Series B, 4.00%, 09/01/49	2,500	2,726,525
County of Palm Beach, RB, Palm Beach Atlantic University Housing Project, Series A, 5.00%, 04/01/51(a)	110	120,781
Florida Development Finance Corp:
RB, AMT, Waste Pro USA, Inc. Project, 5.00%, 08/01/29(a)(c)	470	496,428
RB, Renaissance Charter School Project, Series A, 6.13%, 06/15/44	45	48,766

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48(a)	$355	$393,716
Greater Orlando Aviation Authority, Refunding RB, AMT, Special Purpose JetBlue Airway Project, 5.00%, 11/15/36	250	266,332
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33	370	367,750
Hillsborough County Aviation Authority, Refunding RB, AMT, Tampa International Project, Series A, 5.00%, 10/01/44	350	396,585
Lakewood Ranch Stewardship District, Special Assessment RB:
Cresswind Project, 4.40%, 05/01/39	525	547,013
Indigo Expansion Area Project, 4.00%, 05/01/49(a)	200	196,276
Lakewood Centre & NW Sector Projects, 4.95%, 05/01/29(a)	135	148,669
Lakewood Centre & NW Sector Projects, 5.50%, 05/01/39(a)	135	152,453
Lakewood Centre & NW Sector Projects, 5.65%, 05/01/48(a)	210	235,643
Lakewood Centre North Project, 4.88%, 05/01/35	250	264,763
Northeast Sector Project — Phase 1B, 4.75%, 05/01/29	180	195,851
Northeast Sector Project — Phase 1B, 5.30%, 05/01/39	205	228,245
Northeast Sector Project — Phase 1B, 5.45%, 05/01/48	365	403,832
Village of Lakewood Ranch Project, Series 2016, 5.13%, 05/01/46	100	106,470
Orange County Health Facilities Authority:
RB, Presbyterian Retirement Community Project, 5.00%, 08/01/35	250	284,997
Refunding RB, Presbyterian Retirement Community Project, 5.00%, 08/01/41	695	777,059
Pinellas County IDA, RB, 2017 Foundation for Global Understanding, Inc. Project, 5.00%, 07/01/39	250	293,187
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37	185	187,405
Trout Creek Community Development District, Special Assessment RB:
4.50%, 05/01/23	250	256,432
5.00%, 05/01/28	240	259,889
5.63%, 05/01/45	250	264,715
West Villages Improvement District, Unit Development No. 7, Master Infrastructure, Special Assessment RB:
4.25%, 05/01/29	100	103,462
4.75%, 05/01/39	190	199,603
5.00%, 05/01/50	290	304,703
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(a)	805	803,905

		15,111,540

Georgia — 1.8%
Gainesville & Hall County Hospital Authority, Refunding RB, North East Georgia Health Systems, Inc. Project, 5.50%, 08/15/54	250	294,513
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	1,315,550

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3&4 Project M Bonds, Series A, 5.00%, 01/01/56	$3,515	$4,043,410

		5,653,473

Idaho — 0.2%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group Project, Series D, 4.00%, 12/01/43	540	600,712

Illinois — 6.0%
City of Chicago Board of Education, GO:
Refunding, Series A, 0.00%, 12/01/25(b)	135	113,092
Refunding, Series A, 5.00%, 12/01/29	360	429,491
Refunding, Series A, 5.00%, 12/01/30	425	505,011
Refunding, Series B, 4.00%, 12/01/35	230	233,379
Refunding, Series C, 5.00%, 12/01/25	225	255,800
Refunding, Series C, 5.00%, 12/01/34	625	714,900
Refunding, Series D, 5.00%, 12/01/25	290	329,698
Refunding, Series F, 5.00%, 12/01/22	215	232,310
Series A, 5.00%, 12/01/41	200	207,370
Series A, 5.00%, 12/01/42	570	599,857
Series D, 5.00%, 12/01/46	190	216,100
Series D, 5.00%, 12/01/46	485	517,708
Series H, 5.00%, 12/01/46	625	703,063
City of Chicago, GO, Refunding, Series A, 6.00%, 01/01/38	275	328,796
City of Chicago, O’Hare International Airport Revenue:
Refunding RB, Senior Lien, Series D, 5.00%, 01/01/39	260	286,052
Refunding RB, Series D, 5.00%, 01/01/46 .	1,000	1,142,280
City of Chicago, Wastewater Transmission Revenue, Refunding RB, Second Lien, Series C, 5.00%, 01/01/39	500	557,420
Cook County Community College District No. 508, GO, 5.25%, 12/01/30	920	1,004,428
Illinois Finance Authority, Refunding RB:
Chicago LLC University of Illinois at Chicago Project, 5.00%, 02/15/47	900	1,011,195
Presence Health Network Project, Series C, 5.00%, 02/15/41	650	773,643
Senior, Rogers Park Montessori School Project, 6.13%, 02/01/45	150	164,563
Metropolitan Pier & Exposition Authority:
RB, McCormick Place Expansion Project, Series 2015A, 5.50%, 06/15/53	390	442,397
RB, McCormick Place Expansion Project, Series B, 0.00%, 12/15/51(b)	6,540	1,945,192
Refunding RB, McCormick Place Expansion Project, Series B, 5.00%, 06/15/52	80	83,247
Refunding RB, McCormick Project, Series B-2, 5.00%, 06/15/50	600	607,554
Refunding RB, McCormick Project, Series B-2, 5.20%, 06/15/50	405	410,759
State of Illinois, GO:
5.00%, 01/01/28	1,005	1,119,208
5.00%, 04/01/31	1,000	1,082,830
5.50%, 07/01/33	365	399,573
5.00%, 03/01/37	300	313,260
5.00%, 02/01/39	1,000	1,070,910
5.00%, 05/01/39	275	293,012
Refunding, Series B, 5.00%, 10/01/27	400	457,916
Series A, 5.00%, 01/01/33	310	324,452

		18,876,466

52	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana — 1.1%
City of Vincennes, Refunding RB, Southwest Industrial Regional Youth Village Factory Project, 6.25%, 01/01/29(a)	$435	$447,632
County of Allen RB, StoryPoint Fort Wayne Project:
6.63%, 01/15/34(a)	100	111,179
6.75%, 01/15/43(a)	395	435,116
6.88%, 01/15/52(a)	380	418,087
Indiana Finance Authority:
RB, AMT, Private Activity Bond, Ohio River Bridges East End Crossing Project, 5.25%, 01/01/51	1,000	1,092,740
Refunding RB, Marquette Project, 4.75%, 03/01/32	270	281,154
Indiana Housing & Community Development Authority, RB, Lake Meadows Assisted Living Project, Series A, 5.00%, 01/01/39(a)	430	438,480
Town of Chesterton RB, StoryPoint Chesterton Project, Series A, 6.38%, 01/15/51(a)	265	285,837

		3,510,225

Iowa — 1.4%
Iowa Finance Authority:
RB, Lifespace Communities Project, Series A, 5.00%, 05/15/48	940	1,046,906
Refunding RB, Iowa Fertilizer Co. Project, 3.13%, 12/01/22	795	806,798
Refunding RB, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	310	339,934
Refunding RB, Iowa Fertilizer Co. Project, Series A, 5.25%, 12/01/50(c)	400	436,272
Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(c)	750	826,410
Refunding RB, Unitypoint Health Project, Series E, 4.00%, 08/15/46	570	608,880
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.50%, 06/01/42	485	485,010

		4,550,210

Kansas — 0.2%
City of Wichita, Refunding RB, Presbyterian Manors Obligated Group Project:
5.00%, 05/15/34	155	172,346
5.00%, 05/15/50	280	300,527

		472,873

Kentucky — 0.2%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Health Project, Series A, 5.25%, 06/01/41	500	582,830

Louisiana — 0.5%
Calcasieu Parish Memorial Hospital Service District, Refunding RB, Lake Charles Memorial Hospital Project:
5.00%, 12/01/34	250	299,343
5.00%, 12/01/39	250	293,993
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Projects, Series C, 7.00%, 09/15/44(a)	475	484,548
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, University of Louisiana-Monroe Student Housing Project, Series A, 5.00%, 07/01/54(a)	400	433,756

		1,511,640

Security	Par (000)	Value

Maine — 1.2%
Finance Authority of Maine, Refunding RB, AMT, (AGM), Student Loan Revenue Bond, Class A, Series 2019 A-1, 3.50%, 12/01/39	$3,600	$3,694,248

Maryland — 1.3%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 07/01/44	250	259,100
City of Baltimore, Refunding RB, Baltimore Research Park Project, Series A, 4.00%, 09/01/27	100	106,101
County of Frederick, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	150	153,803
Maryland Community Development Administration, Refunding RB:
Series A, 4.10%, 09/01/38	580	638,122
Series B, 3.35%, 09/01/42	1,455	1,503,030
Maryland Economic Development Corp:
RB, AMT, Green Bonds, Purple Line Light Rail Project, 5.00%, 03/31/51	620	704,587
Refunding RB, University of Maryland Project, 5.00%, 07/01/39	100	110,194
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Meritus Medical Center Project, 5.00%, 07/01/40	500	573,450

		4,048,387

Massachusetts — 2.5%
Massachusetts Development Finance Agency:
RB, Baystate Medical Center Project, Series N, 5.00%, 07/01/44	500	562,630
RB, Emerson College Project, 5.00%, 01/01/43	500	583,800
RB, Emerson College Project, 5.00%, 01/01/48	1,000	1,157,960
RB, Emerson College Project, Series A, 5.00%, 01/01/47	500	573,450
RB, Green Bonds, Boston Medical Center Project, 5.00%, 07/01/44	180	203,398
RB, University of Massachusetts Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,139,690
RB, University of Massachusetts Darthmouth Student Housing Project, 5.00%, 10/01/54	710	822,365
Refunding RB, Emmanuel College Project, Series A, 5.00%, 10/01/35	750	867,413
Refunding RB, Series A, 4.00%, 07/01/44	1,250	1,372,550
Massachusetts Housing Finance Agency, Refunding RB, AMT, Series A, 4.45%, 12/01/42	640	665,798

		7,949,054

Michigan — 2.8%
City of Detroit, GO:
5.00%, 04/01/34	90	100,055
5.00%, 04/01/35	90	99,631
5.00%, 04/01/36	65	71,627
5.00%, 04/01/37	100	109,701
5.00%, 04/01/38	45	49,153
Michigan Finance Authority:
RB, Multi Modal-McLaren Health Care Project, Series A, 4.00%, 02/15/47	4,000	4,406,000
Refunding RB, AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 07/01/44	250	269,278

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Housing Development Authority, RB, Series A, 3.65%, 12/01/39	$1,820	$1,955,608
Michigan Tobacco Settlement Finance Authority, RB, Turbo, Series A, 6.88%, 06/01/42	500	504,450
Wayne County Airport Authority:
RB, AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	250	283,875
RB, Detroit Metropolitan Wayne County Airport Project, Series B, 5.00%, 12/01/44	500	573,260
RB, Series D, 5.00%, 12/01/40	500	585,035

		9,007,673

Minnesota — 1.1%
City of Deephaven, Refunding RB, Eagle Ridge Academy Project, Series 2015A, 5.25%, 07/01/37	605	665,415
City of Wayzata, Refunding RB, Folkestone Senior Living Community Project, 5.00%, 08/01/49	250	272,062
Duluth EDA, Refunding RB, Essentia Health Obligated Group Project, Series A:
4.25%, 02/15/48	1,265	1,403,808
5.25%, 02/15/58	425	505,729
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB:
Great River School Project, Series A, 5.50%, 07/01/38(a)	240	265,205
Hmong College Prep Academy Project, Series E, 5.50%, 09/01/36	310	342,925

		3,455,144

Missouri — 2.2%
City of St. Louis IDA, Refunding RB, Ballpark Village Development Project, Series A:
4.38%, 11/15/35	215	234,608
4.75%, 11/15/47	240	259,997
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Mosaic Health System Project, Series A, 4.00%, 02/15/54	1,850	2,040,883
Kansas City IDA:
RB, AMT, Kansas City International Airport Terminal Modernization Project, Series B, 5.00%, 03/01/54	2,205	2,644,831
Refunding RB, Kansas City United Methodist Church Project, 5.75%, 11/15/36(a)	220	202,079
Kansas City Land Clearance Redevelopment Authority, Tax Allocation Bonds, Convention Center Hotel Project, Series B:
4.38%, 02/01/31(a)	170	177,023
5.00%, 02/01/40(a)	260	285,072
Plaza at Noah’s Ark Community Improvement District, Refunding Tax Allocation Bonds, 5.00%, 05/01/35	400	407,696
Saint Louis County IDA, Refunding RB, Friendship Village St. Louis Project, 5.00%, 09/01/37	695	794,885

		7,047,074

Nebraska — 0.2%
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities NE Methodist Hospital Project, 5.00%, 11/01/45	500	572,655

Security	Par (000)	Value

Nevada — 1.7%
City of Reno, Refunding RB, (AGM), Series A-1, 4.00%, 06/01/46	$5,000	$5,370,900

New Hampshire — 0.3%
New Hampshire Business Finance Authority:
RB, The Vista Project, Series A, 5.25%, 07/01/39(a)	190	205,599
RB, The Vista Project, Series A, 5.63%, 07/01/46(a)	125	136,164
RB, The Vista Project, Series A, 5.75%, 07/01/54(a)	255	277,473
Refunding RB, AMT, Resource Recovery Covanta Project, Series C, 4.88%, 11/01/42(a)	130	134,625
Refunding RB, Resource Recovery Covanta Project, Series B, 4.63%, 11/01/42(a)	320	330,634

		1,084,495

New Jersey — 7.8%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	250	275,090
5.25%, 11/01/44	560	616,185
Essex County Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	250	253,653
New Jersey EDA:
RB, AMT, Kapkowski Road Landfill Project, Series 1998 B-MB, 6.50%, 04/01/31	95	112,485
RB, AMT, Middlesex Water Co. Project, 5.00%, 08/01/59	2,000	2,416,780
RB, AMT, Private Activity — The Goethals Project, 5.38%, 01/01/43	500	557,690
RB, Provident Group-Kean Properties Project, 5.00%, 07/01/32	200	227,480
RB, Series WW, 5.25%, 06/15/40	1,000	1,130,720
Refunding RB, (AGM), Provident Group-Montclair Project, 5.00%, 06/01/37	200	237,928
Refunding RB, Charter, Greater Brunswick Project, Series A, 6.00%, 08/01/49(a)	250	260,072
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group Project, Series A, 4.00%, 07/01/47	540	592,569
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health Obligated Project, 4.25%, 07/01/44	395	428,018
Barnabas Health Obligated Project, 5.00%, 07/01/44	220	252,021
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49	820	851,636
New Jersey Transportation Trust Fund Authority, RB, Transportation Program:
Series AA, 5.00%, 06/15/38	325	345,634
Series AA, 5.25%, 06/15/41	205	229,456
Series AA, 5.25%, 06/15/43	1,615	1,891,569
Series AA, 5.00%, 06/15/44	30	32,743
Series AA, 5.00%, 06/15/44	30	32,260
Series AA, 5.00%, 06/15/46	450	493,528
Series B, 5.00%, 06/15/42	280	291,469
Series BB, 4.00%, 06/15/50	4,000	4,149,640
New Jersey Turnpike Authority, RB, Series A:
5.00%, 01/01/43	370	402,312
4.00%, 01/01/48	2,000	2,218,740

54	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	$375	$450,405
Series A, 5.00%, 06/01/46	1,100	1,243,759
Sub-Series B, 5.00%, 06/01/46	4,335	4,785,016

		24,778,858

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	325	346,778

New York — 7.8%
Build NYC Resource Corp., Refunding RB, AMT, Pratt Paper, Inc. Project, 5.00%, 01/01/35(a).	285	318,359
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	1,000	1,030,500
City of New York, GO, Series A, Sub-Series A-1, 5.00%, 08/01/43	1,500	1,870,530
County of Cattaraugus, RB, St. Bonaventure University Project, 5.00%, 05/01/44	195	215,216
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 06/01/45	495	495,233
Hempstead Town Local Development Corp., RB, Molloy College Project, 5.00%, 07/01/44	500	553,395
Metropolitan Transportation Authority, RB, (AGM), Green Bond, Series C, Group 2 Project, 4.00%, 11/15/46	2,700	3,047,949
MTA Hudson Rail Yards Trust Obligations, RB, Series A, 5.00%, 11/15/56	955	1,063,373
New York Counties Tobacco Trust IV, Refunding RB:
Series A, 5.00%, 06/01/42	915	915,091
Series A, 5.00%, 06/01/45	225	225,013
Turbo, Series A, 6.25%, 06/01/41(a)	550	560,571
New York Counties Tobacco Trust VI, Refunding RB:
5.00%, 06/01/45	835	888,457
5.00%, 06/01/51	420	449,837
New York Liberty Development Corp.:
Refunding RB, Class 1-3 World Trade Center Project, 5.00%, 11/15/44(a)	1,000	1,102,860
Refunding RB, Class 2-3 World Trade Center Project, 5.38%, 11/15/40(a)	150	168,795
Refunding RB, Class 3-3 World Trade Center Project, 7.25%, 11/15/44(a)	100	121,516
New York State Dormitory Authority, Refunding RB, Orange Regional Medical Center Project, 5.00%, 12/01/35(a)	215	252,113
New York State Housing Finance Agency, RB, Affordable Housing Project, Series D, 3.25%, 11/01/34	1,000	1,042,150
New York State Urban Development Corp., RB, State Personal Income Tax General Purpose Project, Series A, 4.00%, 03/15/47	1,000	1,125,900
New York Transportation Development Corp.:
RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A, 5.00%, 07/01/34	500	555,475
RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A, 5.00%, 07/01/41	1,470	1,628,304
Port Authority of New York & New Jersey, RB, Consolidated Bonds, Two Hundred Sixteenth Series, 4.00%, 09/01/49	3,185	3,594,559

Security	Par (000)	Value

New York (continued)
Tompkins County Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, 5.00%, 07/01/44	$385	$424,120
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	335	367,586
Westchester County Local Development Corp., Refunding RB, Kendal on the Hudson Project, 5.00%, 01/01/34	1,080	1,181,920
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C:
4.00%, 06/01/42	965	1,004,034
5.13%, 06/01/51	500	534,610

		24,737,466

North Carolina — 0.6%
North Carolina Department of Transportation, RB, AMT, Hot Lanes Project, Series 1- 77, 5.00%, 06/30/54	115	126,731
North Carolina Housing Finance Agency, RB, 3.63%, 07/01/49	1,165	1,227,828
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 01/01/41	250	267,527
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(a)	250	261,487

		1,883,573

North Dakota — 0.3%
County of Cass, Refunding RB, Essentia Health Obligated Group Project, Series B, 5.25%, 02/15/58	855	1,016,578

Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority, RB, Turbo, Asset-Backed, Senior, Series A-2:
5.13%, 06/01/24	255	255,000
5.75%, 06/01/34	200	200,066
5.88%, 06/01/47	1,775	1,777,237
Butler County Port Authority, RB, Storypoint Fairfield Project, 6.38%, 01/15/43(a)	435	467,255
County of Franklin, RB, OPRS Communities Obligation Group Project, Series 2013A, 6.13%, 07/01/40	585	644,816
County of Hamilton, RB, Improvement, Life Enriching Community Project, 5.00%, 01/01/46	190	208,601
Ohio Air Quality Development Authority, RB, AMT, AMG Vanadium Project, 5.00%, 07/01/49(a)	880	970,587
Ohio Higher Educational Facility Commission, Refunding RB, Ohio Wesleyan University 2019 Project, 4.00%, 10/01/49	955	1,021,879
Port of Greater Cincinnati Development Authority, RB, Colonial Village/Athens Garden Project, 5.00%, 12/01/40	335	263,501
State of Ohio, RB, AMT, Portsmouth Bypass Project, 5.00%, 06/30/53	370	412,513

		6,221,455

Oklahoma — 1.7%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	1,250	1,469,375
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B: 5.00%, 08/15/38	975	1,157,432

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
5.25%, 08/15/43	$875	$1,039,902
Tulsa Airports Improvement Trust, Refunding RB, AMT, American Airlines Project, 5.00%, 06/01/35(c)	615	693,326
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	965	1,091,010

		5,451,045

Oregon — 0.3%
Clackamas County School District No. 12 North Clackamas, GO, Series A, 0.00%, 06/15/38(b)	275	142,043
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	165,072
Oregon Facilities Authority, RB, Howard Street Charter School Project, Series A, 5.25%, 06/15/55(a)	305	316,746
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community Project, Series 2016A, 5.00%, 11/15/36	300	335,988

		959,849

Pennsylvania — 3.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	295	329,940
Lancaster County Hospital Authority, Refunding RB, St. Anne’s Retirement Community Project, 5.00%, 04/01/33	250	263,450
Montgomery County Higher Education & Health Authority, Refunding RB, Thomas Jefferson University Project, Series A, 4.00%, 09/01/49	1,255	1,380,600
Montgomery County IDA:
Refunding RB, Albert Einstein Healthcare Project, 5.25%, 01/15/45	500	556,350
Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	170	176,900
Moon IDA, Refunding RB, Baptist Homes Society Project, 6.00%, 07/01/45	250	274,985
Northampton County IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	110	126,009
Pennsylvania Economic Development Financing Authority:
RB, AMT, The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 06/30/42 .	1,625	1,839,240
Refunding RB, AMT, National Gypson Co. Project, 5.50%, 11/01/44	500	526,590
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Widener University Project, 5.00%, 07/15/38	250	273,710
Pennsylvania Housing Finance Agency, RB, AMT, State Single Family Housing Project:
Series 123B, 4.00%, 10/01/42	1,170	1,251,701
Series 129, 3.40%, 10/01/49	1,815	1,852,207
Pennsylvania Turnpike Commission:
RB, Series B, 5.25%, 12/01/44	1,000	1,141,400
RB, Sub-Series A, 5.50%, 12/01/42	660	791,881
Philadelphia Authority for Industrial Development, Refunding RB, First Series 2015, 5.00%, 04/01/45	500	577,730

Security	Par (000)	Value

Pennsylvania (continued)
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 07/01/42	$130	$140,724

		11,503,417

Puerto Rico — 7.0%
Children’s Trust Fund, Refunding RB, Asset-Backed:
5.50%, 05/15/39	160	162,443
5.63%, 05/15/43	375	380,734
Commonwealth of Puerto Rico:
GO, Refunding, Series A, 5.50%, 07/01/18(d)(e)	285	215,638
GO, Refunding, Series A, 5.50%, 07/01/32(d)(e)	90	68,096
GO, Refunding, Series A, 8.00%, 07/01/35(d)(e)	920	552,370
GO, Refunding, Series A, 5.50%, 07/01/39(d)(e)	400	254,577
GO, Refunding, Series B, 6.00%, 07/01/39(d)(e)	135	102,144
GO, Series A, 5.25%, 07/01/22(d)(e)	75	56,747
GO, Series A, 5.13%, 07/01/31(d)(e)	207	156,621
GO, Series A, 6.00%, 07/01/38(d)(e)	160	121,060
GO, Series B, 5.25%, 07/01/17(d)(e)	30	22,699
Puerto Rico Commonwealth Aqueduct & Sewer Authority:
RB, Senior Lien, Series A, 5.00%, 07/01/33	25	26,000
RB, Senior Lien, Series A, 5.13%, 07/01/37	85	88,612
RB, Senior Lien, Series A, 5.75%, 07/01/37	1,070	1,131,514
RB, Senior Lien, Series A, 5.25%, 07/01/42	360	375,296
Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	1,505	1,516,272
Refunding RB, Senior Lien, Series A, 6.00%, 07/01/44	485	488,633
Puerto Rico Electric Power Authority:
RB, Series 2013 A-RSA-1, 7.00%, 07/01/33(d)(e)	65	53,503
RB, Series 2013 A-RSA-1, 7.00%, 07/01/43(d)(e)	65	53,503
RB, Series A-3, 10.00%, 07/01/19(d)(e)	177	157,103
RB, Series AAA-RSA-1, 5.25%, 07/01/22(d)(e)	160	127,662
RB, Series AAA-RSA-1, 5.25%, 07/01/28(d)(e)	265	211,440
RB, Series AAA-RSA-1, 5.25%, 07/01/29(d)(e)	40	31,915
RB, Series A-RSA-1, 5.00%, 07/01/29(d)(e).	385	307,186
RB, Series A-RSA-1, 5.00%, 07/01/42(d)(e).	470	375,006
RB, Series B-3, 10.00%, 07/01/19(d)(e)	177	157,103
RB, Series C-1, 5.40%, 01/01/18(d)(e)	486	376,918
RB, Series C-2, 5.40%, 07/01/18(d)(e)	486	376,980
RB, Series C-3, 5.40%, 01/01/20(d)(e)	49	38,107
RB, Series C-4, 5.40%, 07/01/20(d)(e)	49	38,107
RB, Series CCC-RSA-1, 5.25%, 07/01/26(d)(e)	125	99,736
RB, Series CCC-RSA-1, 5.25%, 07/01/28(d)(e)	70	55,852

56	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
RB, Series TT-RSA-1, 5.00%, 07/01/23(d)(e)	$855	$682,192
RB, Series TT-RSA-1, 5.00%, 07/01/25(d)(e)	45	35,905
RB, Series TT-RSA-1, 5.00%, 07/01/26(d)(e)	190	151,598
RB, Series TT-RSA-1, 5.00%, 07/01/32(d)(e)	80	63,831
RB, Series WW-RSA-1, 5.50%, 07/01/17(d)(e)	110	87,767
RB, Series WW-RSA-1, 5.50%, 07/01/18(d)(e)	95	74,575
RB, Series WW-RSA-1, 5.50%, 07/01/19(d)(e)	70	55,852
RB, Series WW-RSA-1, 5.38%, 07/01/22(d)(e)	110	87,767
RB, Series WW-RSA-1, 5.38%, 07/01/24(d)(e)	65	51,863
RB, Series WW-RSA-1, 5.50%, 07/01/38(d)(e)	90	71,810
RB, Series XX-RSA-1, 5.25%, 07/01/27(d)(e)	50	39,894
RB, Series XX-RSA-1, 5.25%, 07/01/35(d)(e)	30	23,937
RB, Series XX-RSA-1, 5.75%, 07/01/36(d)(e)	45	35,905
RB, Series XX-RSA-1, 5.25%, 07/01/40(d)(e)	940	750,012
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/17(c)(d)(e)	30	20,812
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/18(c)(d)(e)	30	20,812
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/20(c)(d)(e)	250	181,875
Refunding RB, Series UU-RSA-1, 2.11%, 07/01/31(c)(d)(e)	300	218,250
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/17(d)(e)	70	54,512
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/19(d)(e)	235	187,503
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/24(d)(e)	150	119,683
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/26(d)(e)	20	15,958
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/28(d)(e)	75	59,841
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities Project, Series F, 5.25%, 07/01/24(d)(e)	100	84,625
Puerto Rico Sales Tax Financing Corp., RB:
Series A-1, 0.00%, 07/01/24(b)	24	20,919
Series A-1, 0.00%, 07/01/27(b)	47	37,197
Series A-1, 0.00%, 07/01/29(b)	77	56,961
Series A-1, 0.00%, 07/01/31(b)	91	62,600
Series A-1, 0.00%, 07/01/33(b)	132	82,954
Series A-1, 0.00%, 07/01/46(b)	477	126,596
Series A-1, 0.00%, 07/01/46(b)	3,725	988,093
Series A-1, 0.00%, 07/01/51(b)	2,571	498,388
Series A-1, 4.75%, 07/01/53	2,640	2,741,297
Series A-1, 5.00%, 07/01/58	2,756	2,905,706
Series A-2, 4.33%, 07/01/40	824	836,187
Series A-2, 4.54%, 07/01/53	317	322,177
Series A-2, 4.78%, 07/01/58	1,978	2,054,806

		22,090,237

Security	Par (000)	Value

Rhode Island — 1.1%
Rhode Island Student Loan Authority, Refunding RB, AMT, Senior, Series A, 3.50%, 12/01/34 ..	$390	$408,615
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	400	449,544
Series A, 5.00%, 06/01/40	600	667,452
Series B, 4.50%, 06/01/45	750	781,725
Series B, 5.00%, 06/01/50	1,040	1,110,606

		3,417,942

South Carolina — 2.7%
South Carolina Jobs EDA, Refunding RB:
Anmed Health Project, 5.00%, 02/01/36	1,045	1,207,362
Anmed Health Project, 5.00%, 02/01/38	1,000	1,151,540
Prisma Health Obligated Group Project, Series A, 5.00%, 05/01/43	730	859,962
Woodlands at Furman Project, 4.00%, 11/15/27	185	191,453
South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/55	500	581,925
South Carolina Public Service Authority:
RB, Obligations, Series A, 5.50%, 12/01/54	1,240	1,413,017
RB, Series E, 5.25%, 12/01/55	1,930	2,253,236
Refunding RB, Obligations, Series B, 4.00%, 12/01/56	200	215,534
Refunding RB, Obligations, Series C, 5.00%, 12/01/46	140	159,351
Refunding RB, Santee Cooper Project, Series B, 5.13%, 12/01/43	390	438,255
Refunding RB, Series A, 5.00%, 12/01/50 .	190	218,112

		8,689,747

Tennessee — 1.9%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	250	276,073
Franklin Health & Educational Facilities Board, Refunding RB, Provision Cares Proton Therapy Center Project, Series A, 7.50%, 06/01/47(a)	265	295,141
Knox County Health Educational & Housing Facility Board, Refunding RB, Facilities Board-University Health Project, 5.00%, 04/01/36	690	798,420
Memphis-Shelby County Industrial Development Board, Refunding Tax Allocation Bonds, Senior Tax Increment, Graceland Project:
5.50%, 07/01/37	360	402,268
5.63%, 01/01/46	470	520,788
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Authority, Refunding RB:
Lipscomb University Project, Series A, 4.00%, 10/01/49	220	235,173
Lipscomb University Project, Series A, 5.25%, 10/01/58	1,095	1,334,115
Trevecca Nazarene University Project, 5.00%, 10/01/48	1,800	2,074,392

		5,936,370

Texas — 5.5%
Arlington Higher Education Finance Corp., RB:
Austin Discovery School, Inc. Project, Series A, 5.63%, 08/15/54(a)	1,305	1,330,565

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Wayside Schools Project, Series A, 4.63%, 08/15/46	$170	$172,465
Bexar County Health Facilities Development Corp., Refunding RB, Army Retirement Residence Foundation Project, 5.00%, 07/15/26	410	475,465
Central Texas Regional Mobility Authority, RB, Senior Lien:
6.25%, 01/01/46	175	185,439
Series A, 5.00%, 01/01/45	500	569,265
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 08/15/37	200	225,442
5.00%, 08/15/42	250	280,235
City of Garland, Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	2,400	2,643,648
City of Houston Airport System:
RB, AMT, Series B-1, 5.00%, 07/15/35	100	112,273
Refunding RB, AMT, Series C, 5.00%, 07/15/20	140	143,254
Refunding RB, AMT, United Airlines, Inc. Project, 4.75%, 07/01/24	500	544,540
Refunding RB, AMT, United Airlines, Inc. Project, 5.00%, 07/01/29	500	560,215
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45	500	573,685
County of Hays, Special Assessment RB, La Cima Import District Project, 7.00%, 09/15/45	250	260,142
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series B, 4.75%, 11/01/42	465	491,817
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, Natgasoline Project, 4.63%, 10/01/31(a)	285	309,063
New Hope Cultural Education Facilities Corp:
RB, Beta Academy Project, 5.00%, 08/15/39(a)	125	132,426
RB, Beta Academy Project, 5.00%, 08/15/49(a)	195	205,764
RB, Cityscape Schools, Inc. Project, Series A, 5.00%, 08/15/51(a)	250	274,530
Refunding RB, Jubilee Academic Center Project, Series A, 4.00%, 08/15/26(a)	775	787,439
Newark Higher Education Finance Corp., RB:
Austin Achieve Public Schools, Inc. Project, 5.00%, 06/15/38	125	129,021
Christian Schools, Inc. Project, Series A, 5.50%, 08/15/35(a)	300	338,796
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	1,675	1,857,759
Series B, 5.00%, 01/01/40	250	275,942
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	250	273,565
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Segment 3C Project, 5.00%, 06/30/58	2,645	3,090,735
Texas Transportation Commission, RB, First Tier Toll Revenue, State Highway No. 249 System Project, Series A:
0.00%, 08/01/40(b)	1,000	425,900
0.00%, 08/01/42(b)	655	249,090
5.00%, 08/01/57	315	368,821

		17,287,301

Security	Par (000)	Value

Utah — 0.3%
Utah Charter School Finance Authority RB:
Early Light Academy Project, 5.13%, 07/15/49(a)	$545	$550,270
Spectrum Academy Project, 6.00%, 04/15/45(a)	500	503,430

		1,053,700

Virginia — 2.2%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	120	128,066
5.13%, 03/01/31	230	253,354
Cherry Hill Community Development Authority, Special Assessment RB, Potomac Shores Project, 5.40%, 03/01/45(a)	250	266,183
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/51	810	930,285
Fairfax County EDA, RB, Vinson Hall LLC Project, Series A, 5.00%, 12/01/42	400	433,984
Lexington IDA, RB, Kendal at Lexington Project, Series A, 5.00%, 01/01/48	330	359,202
Lower Magnolia Green Community Development Authority, Special Assessment RB:
5.00%, 03/01/35(a)	240	254,532
5.00%, 03/01/45(a)	100	104,220
Norfolk Redevelopment & Housing Authority, RB, Norfolk Retirement Community Harbors Edge Project, Series A:
4.00%, 01/01/29	250	269,482
5.00%, 01/01/34	190	210,165
4.38%, 01/01/39	280	302,280
5.00%, 01/01/49	365	395,156
Tobacco Settlement Financing Corp., RB, Senior, Series B1, 5.00%, 06/01/47	1,215	1,214,988
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, 5.00%, 07/01/45(a)	250	269,027
Virginia Small Business Financing Authority, RB, AMT, 95 Express Lanes LLC Project, 5.00%, 07/01/49	1,455	1,549,851

		6,940,775

Washington — 1.1%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	250	260,325
King County Public Hospital District No. 4, GO, Refunding:
Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	200	210,152
Series A, 5.00%, 12/01/30	200	211,938
Port of Seattle RB, AMT, Series C, 5.00%, 04/01/40	250	282,697
Washington Housing Finance Commission, Refunding RB:
Horizon House Project, 5.00%, 01/01/43(a)	1,100	1,237,104
Horizon House Project, 5.00%, 01/01/48(a)	1,000	1,121,170
Skyline 1st Hill Project, 6.00%, 01/01/45(a)	210	221,703

		3,545,089

West Virginia — 0.1%
City of Martinsburg, RB, Kings Daughters Apartments Project, Series A-1, 4.63%, 12/01/43	430	457,894

58	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 1.2%
Public Finance Authority:
RB, Alabama Proton Theray Center Project, Series A, 6.25%, 10/01/31(a)	$195	$218,876
RB, Alabama Proton Theray Center Project, Series A, 7.00%, 10/01/47(a)	195	219,937
RB, Delray Beach Radiation Therapy Project, 6.85%, 11/01/46(a)	275	309,620
RB, Delray Beach Radiation Therapy Project, 7.00%, 11/01/46(a)	155	175,897
RB, Limited American Prep Academy Project, 5.38%, 07/15/47(a)	335	366,651
RB, Senior Minnesota College of Osteopathic Medicine Project, Series A-1, 5.50%, 12/01/48(a)	270	265,834
RB, Traders Point Christian Schools Project, Series A, 5.38%, 06/01/44(a)	245	256,694
RB, Traders Point Christian Schools Project, Series A, 5.50%, 06/01/54(a)	300	313,053
RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	150	159,748
Refunding RB, AMT, Senior Obligation Group Project, Series B, 5.00%, 07/01/42	750	799,612
Refunding RB, Celanese Project, Series D, 4.05%, 11/01/30	100	106,468
Refunding RB, Wingate University Project, Series A, 5.25%, 10/01/48	435	490,776
Wisconsin Housing & EDA, RB, WHPC Madison Pool Project, Series A, 4.55%, 07/01/37	165	178,581

		3,861,747

Total Municipal Bonds — 92.4% (Cost: $275,197,171)		292,636,062

Municipal Bonds Transferred to Tender Option Bond Trusts — 5.7%(f)

Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, CommonSpirit Health Project, Series A-2, 4.00%, 08/01/49(g)	2,280	2,449,290

Illinois — 0.6%
Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	660	762,620
Series C, 5.00%, 01/01/38	1,000	1,146,736

		1,909,356

Massachusetts — 0.3%
Massachusetts Housing Finance Agency, Refunding RB, AMT, Series A, 4.50%, 12/01/47	1,015	1,083,564

New York — 2.5%
New York City Housing Development Corp.:
RB, Series D-1-B, 4.25%, 11/01/45	1,000	1,056,483
Refunding RB, Sustainable Neighborhood Project, Series A-1, 4.15%, 11/01/38	1,550	1,690,740
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 03/15/36	3,330	3,938,824
Port Authority of New York & New Jersey Refunding, RB, 194th Series, 5.25%, 10/15/55	1,000	1,189,526

		7,875,573

Security	Par (000)	Value

North Carolina — 0.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	$1,000	$1,172,010
North Carolina Housing Finance Agency Home Ownership, RB, Series 39-B, 4.00%, 01/01/48	795	845,589

		2,017,599

Washington — 0.5%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45	1,340	1,585,458

West Virginia — 0.4%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(g)	1,215	1,317,062

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.7% (Cost: $17,034,866)		18,237,902

Total Long-Term Investments — 98.1% (Cost: $292,232,037)		310,873,964

Short-Term Securities — 4.5%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 1.39%(h)	14,192,495	14,192,495

Total Short-Term Securities — 4.5% (Cost: $14,192,511)		14,192,495

Total Investments — 102.6% (Cost: $306,424,548)		325,066,459

Other Assets Less Liabilities — 0.3%.		1,071,228

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.9)%		(9,281,037)

Net Assets — 100.0%		$316,856,650

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series E Portfolio

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between 06/01/26 to 08/01/27, is $1,816,842. See Note 4 of the Notes to Financial Statements for details.

(h)	Annualized 7-day yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
U.S. Treasury Bonds (30 Year)	53	12/19/19	$8,603	$123,634
U.S. Treasury Notes (10 Year)	11	12/19/19	1,433	13,896
U.S. Treasury Notes (5 Year)	8	12/31/19	953	5,653

				$143,183

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Futures contracts	Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$143,183	$—	$143,183

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Loss from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Futures contracts	$—	$—	$—	$—	$(1,802,899)	$—	$(1,802,899)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$—	$—	$548,490	$—	$548,490

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$15,487,392

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

60	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series E Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$—	$310,873,964	$—	$310,873,964
Short-Term Securities	14,192,495	—	—	14,192,495

	$14,192,495	$310,873,964	$—	$325,066,459

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$143,183	$—	$—	$143,183

(a)	See above Schedule of Investments for values in each security type.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $9,229,000 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (unaudited) September 30, 2019	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 5.2%
Carmax Auto Owner Trust, Series 2019-3, Class A4, 2.30%, 04/15/25	$6,100	$6,162,177
Ford Credit Auto Owner Trust, Series 2019-B, Class A4, 2.24%, 10/15/24	11,590	11,669,315
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A4, 2.21%, 11/18/24	6,120	6,181,952
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34(a)	867	869,160
Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.16%, 11/15/22	2,100	2,100,359
SMB Private Education Loan Trust, Series 2015-C, Class A3, (1 mo. LIBOR US + 1.950%), 3.98%, 08/16/32(a)(b)	1,000	1,028,603
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88%, 11/15/24	12,110	12,094,574
USAA Auto Owner Trust, Series 2019-1, Class A4, 2.14%, 11/15/24	3,690	3,717,657

Total Asset-Backed Securities — 5.2% (Cost: $43,565,833)		43,823,797

Non-Agency Mortgage-Backed Securities — 12.0%

Commercial Mortgage-Backed Securities — 11.3%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)	945	1,025,042
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33(a)	3,920	4,153,018
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.36%, 04/10/29(a)	1,750	1,765,605
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/31(a)(c)	2,005	2,054,325
Commercial Mortgage Trust:
Series 2013-CR6, Class A3FL, (1 mo. LIBOR US + 0.630%), 2.67%, 03/10/46(a)(b)	638	636,304
Series 2014-LC15, Class A4, 4.01%, 04/10/47	2,025	2,171,026
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,215	1,296,306
Series 2015-LC23, Class ASB, 3.60%, 10/10/48	3,730	3,909,962
Series 2017-PANW, Class A, 3.24%, 10/10/29(a)	3,960	4,125,508
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class C, 3.93%, 09/17/29	1,203	1,250,572
FRESB Mortgage Trust:
Series 2019-SB60, Class A10F, 3.31%, 01/25/29(c)	3,031	3,194,767
Series 2019-SB61, Class A10F, 3.17%, 01/25/29(c)	2,520	2,635,767
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)	910	1,047,558
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(c)	669	696,462
IMT Trust, Series 2017-APTS, Class BFX, 3.61%, 06/15/34(a)(c)	2,425	2,516,423
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class ASB, 3.66%, 09/15/47	5,892	6,097,053

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C1 ,Class ASB, 3.32%, 03/15/49	$3,500	$3,631,053
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.72%, 03/15/50(a)(c)	81	83,821
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(c)	1,790	1,845,831
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,110	1,192,899
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.700%), 3.74%, 11/24/31(a)(b)	231	232,262
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)	2,740	2,748,198
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46	1,170	1,252,379
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49	3,730	3,873,957
Series 2019-H6, Class A4, 3.42%, 06/15/52	431	463,344
Series 2019-H7, Class A4, 3.26%, 07/15/52	2,258	2,399,047
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.900%), 2.93%, 07/15/35(a)(b)	1,910	1,907,593
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/13/49(a)	3,464	3,481,425
RAIT Trust, Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 2.98%, 06/15/37(a)(b)	188	187,866
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	1,502	1,563,890
Series 2018-3, Class MA, 3.50%, 08/25/57	2,086	2,174,065
Series 2018-4, Class MA, 3.50%, 03/25/58	3,531	3,677,232
Series 2019-2, Class MA, 3.50%, 08/25/58	1,181	1,234,909
UBS Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.92%, 10/15/52	3,732	3,843,953
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class ASB, 3.57%, 09/15/58	3,845	4,020,844
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57	3,920	4,074,493
Series 2015-P2, Class AS, 4.01%, 12/15/48	1,605	1,737,722
WFRBS Commercial Mortgage Trust:
Series 2012-C8, Class AFL, (1 mo. LIBOR US + 1.000%), 3.03%, 08/15/45(a)(b)	2,479	2,488,785
Series 2014-C21, Class A4, 3.41%, 08/15/47	2,805	2,937,861
Series 2014-LC14, Class A4, 3.77%, 03/15/47	5,590	5,923,224

		95,552,351

Interest Only Commercial Mortgage-Backed Securities — 0.7%
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 0.93%, 10/10/47(c)	53,459	1,629,547
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.90%, 02/10/34(a)(c)	18,460	273,894
Series 2015-WEST, Class XA, 1.08%, 02/10/37(a)(c)	9,127	413,812
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.73%, 06/15/52(c)	13,147	1,612,346
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)(c)	125,323	223,990

62	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.23%, 04/10/47(c)	$658	$21,708
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.64%, 10/15/52(c)	10,448	1,208,186
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, 0.92%, 05/15/51(c)	8,735	457,572

		5,841,055

Total Non-Agency Mortgage-Backed Securities — 12.0% (Cost: $99,763,017)		101,393,406

U.S. Government Sponsored Agency Securities — 173.8%

Collateralized Mortgage Obligations — 4.1%
Fannie Mae:
Series 2010-134, Class KZ, 4.50%, 12/25/40	1,366	1,473,448
Series 2010-141, Class LZ, 4.50%, 12/25/40	1,158	1,257,551
Series 2011-131, Class LZ, 4.50%, 12/25/41	727	781,170
Series 2011-8, Class ZA, 4.00%, 02/25/41	2,348	2,498,570
Series 2013-81, Class YK, 4.00%, 08/25/43	200	229,775
Series 2017-76, Class PB, 3.00%, 10/25/57	900	940,369
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.233%), 4.88%, 05/25/48(b)	3,678	4,064,795
Series 2019-39, Class LF, (1 mo. LIBOR US + 0.450%), 2.47%, 08/25/49(b)	3,570	3,561,855
Freddie Mac:
Series 3745, Class ZA, 4.00%, 10/15/40	328	366,440
Series 3780, Class ZA, 4.00%, 12/15/40	620	695,363
Series 3960, Class PL, 4.00%, 11/15/41	900	1,007,283
Series 4384, Class LB, 3.50%, 08/15/43	1,400	1,492,989
Series 4901, Class BF, 2.42%, 07/25/49(b)	3,257	3,255,463
Ginnie Mae:
Series 2014-107, Class WX, 6.82%, 07/20/39(c)	828	943,391
Series 2016-123, Class LM, 3.00%, 09/20/46	600	636,252
Series 2019-5, Class P, 3.50%, 07/20/48	1,966	2,033,041
Series 2019-21, Class FL, 2.49%, 02/20/49(b)	4,642	4,645,132
Series 2019-89, Class FH, 2.44%, 07/20/49(b)	4,666	4,661,150

		34,544,037

Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Series 2019-M1, Class A2, 3.67%, 09/25/28(c)	1,631	1,802,914
Ginnie Mae:
Series 2019-53, Class V, 2.75%, 08/16/31	809	839,619
Series 2019-7, Class V, 3.00%, 05/16/35	304	321,076

		2,963,609

Interest Only Collateralized Mortgage Obligations — 1.2%
Fannie Mae:
Series 2013-10, Class PI, 3.00%, 02/25/43	2,253	183,007
Series 2014-68, Class YI, 4.50%, 11/25/44	1,147	189,343
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.250%), 4.23%, 09/25/45(b)	5,790	1,014,623
Series 2016-60, Class SD, (1 mo. LIBOR US + 6.100%), 4.08%, 09/25/46(b)	2,695	473,831
Series 2016-78, Class CS, (1 mo. LIBOR US + 6.100%), 4.08%, 05/25/39(b)	3,461	617,127

Security	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
Series 2016-81, Class CS, (1 mo. LIBOR US + 6.100%), 4.08%, 11/25/46(b)	$4,935	$836,497
Series 2017-38, Class S, (1 mo. LIBOR US + 6.100%), 4.08%, 05/25/47(b)	4,452	901,156
Series 2017-68, Class IE, 4.50%, 09/25/47	3,600	629,026
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.150%), 4.13%, 09/25/47(b)	2,881	590,894
Series 2018-63, Class IO, 3.00%, 09/25/48	3,130	436,691
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.050%), 4.03%, 06/25/49(b)	7,089	1,424,705
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.100%), 4.08%, 07/25/49(b)	2,867	498,113
Freddie Mac:
Series 4062, Class GI, 4.00%, 02/15/41	715	66,660
Series 4901, Class CS, (1 mo. LIBOR US + 6.100%), 4.08%, 07/25/49(b)	5,220	910,749
Ginnie Mae:
Series 2014-113, Class NI, 5.00%, 07/20/44	852	161,736
Series 2017-139, Class IB, 4.50%, 09/20/47	2,561	380,464
Series 2017-144, Class DI, 4.50%, 09/20/47	1,858	268,001
Series 2018-89, Class CI, 5.00%, 12/20/47	1,600	319,619

		9,902,242

Interest Only Commercial Mortgage-Backed Securities — 2.5%
Ginnie Mae:
Series 2013-63, Class IO, 0.79%, 09/16/51(c)	21,920	1,111,711
Series 2016-45, Class IO, 1.01%, 02/16/58(c)	25,602	1,775,617
Series 2016-67, Class IO, 1.17%, 07/16/57(c)	19,775	1,526,980
Series 2016-105, Class IO, 1.06%, 10/16/57(c)	19,856	1,349,729
Series 2016-119, Class IO, 1.12%, 04/16/58(c)	30,836	2,242,169
Series 2016-128, Class IO, 0.95%, 09/16/56(c)	24,042	1,760,875
Series 2016-151, Class IO, 1.09%, 06/16/58(c)	52,412	4,039,175
Series 2016-175, Class IO, 0.92%, 09/16/58(c)	28,398	2,028,966
Series 2017-53, Class IO, 0.69%, 11/16/56(c)	17,036	938,009
Series 2017-61, Class IO, 0.77%, 05/16/59(c)	4,187	285,360
Series 2017-64, Class IO, 0.72%, 11/16/57(c)	38,832	2,439,310
Series 2017-171, Class IO, 0.70%, 09/16/59(c)	26,242	1,647,469

		21,145,370

Mortgage-Backed Securities — 165.7%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32	2,933	2,909,819
2.50%, 09/01/27 - 10/01/49(d)	34,364	34,643,855
3.00%, 04/01/28 - 10/01/49(d)	211,921	216,233,558
3.13%, 09/01/27	1,670	1,784,390
3.16%, 03/01/27	2,560	2,722,225
3.50%, 03/01/29 - 10/01/49(d)	190,896	198,546,644
4.00%, 02/01/31 - 10/01/49(d)	266,679	279,791,598
4.50%, 05/01/24 - 10/01/49(d)	68,887	73,179,213
5.00%, 02/01/35 - 10/01/49(d)	10,612	11,539,571
5.50%, 05/01/34 - 05/01/44	5,931	6,701,898
6.00%, 02/01/38 - 07/01/41	3,689	4,245,470
6.50%, 05/01/36 - 01/01/38	47	53,109
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/30 - 04/01/31	3,982	4,033,399
3.00%, 09/01/27 - 11/01/48	29,856	30,712,534

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/01/30 - 01/01/48	$44,332	$45,811,847
4.00%, 08/01/40 - 08/01/49	25,362	27,187,863
4.50%, 04/01/20 - 09/01/48	2,767	2,972,162
5.00%, 05/01/28 - 11/01/41	2,655	2,928,565
5.50%, 01/01/28 - 06/01/41	1,601	1,791,724
6.00%, 08/01/28 - 11/01/39	606	695,043
Ginnie Mae Mortgage-Backed Securities:
2.50%, 10/01/48(d)	1,960	1,978,176
3.00%, 12/20/44 - 10/15/49(d)	91,840	94,401,496
3.50%, 01/15/42 - 10/15/49(d)	130,681	135,565,870
4.00%, 04/20/39 - 10/15/49(d)	95,360	99,329,390
4.50%, 09/20/39 - 10/15/49(d)	103,542	108,511,112
5.00%, 07/15/33 - 10/15/49(d)	16,124	17,103,262
5.50%, 07/15/38 - 12/20/41	927	1,051,517

		1,406,425,310

Total U.S. Government Sponsored Agency Securities — 173.8% (Cost: $1,460,092,768)		1,474,980,568

U.S. Treasury Obligations — 1.0%
U.S. Treasury Inflation Indexed Notes, 0.50%, 04/15/24	8,490	8,592,005

Total U.S. Treasury Obligations — 1.0% (Cost: $8,512,793)		8,592,005

Total Long-Term Investments — 192.0% (Cost: $1,611,934,411)		1,628,789,776

	Shares

Short-Term Securities — 5.3%

Money Market Fund — 0.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.83%(e)	5,098,967	5,098,967

Security	Par (000)	Value

U.S. Treasury Obligations — 4.7%
U.S. Treasury Bills:
1.98%, 10/08/19	$28,902	$28,892,165
1.80%, 10/15/19	11,471	11,463,439

Total U.S. Treasury Obligations — 4.7% (Cost: $40,353,861)		40,355,604

Total Short-Term Securities — 5.3% (Cost: $45,452,828)		45,454,571

Total Investments Before TBA Commitments and Options Written — 197.3% (Cost: $1,657,387,239)		1,674,244,347

TBA Sale Commitments — (61.2)%(d)

Mortgage-Backed Securities — (61.2)%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/34	(19,704)	(19,870,309)
3.00%, 10/01/34 - 10/01/49	(130,630)	(132,577,446)
3.50%, 10/01/32 - 10/01/49	(45,666)	(46,842,169)
4.00%, 10/01/49	(98,410)	(102,111,389)
4.50%, 10/01/49	(17,263)	(18,177,156)
5.50%, 10/01/49	(1,637)	(1,771,989)
6.00%, 10/01/49	(600)	(663,844)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/49	(29,042)	(29,800,949)
3.50%, 10/15/49	(74,873)	(77,557,685)
4.00%, 10/15/49	(47,695)	(49,600,006)
4.50%, 10/15/49	(31,559)	(32,978,710)
5.00%, 10/15/49	(7,116)	(7,502,377)

Total TBA Sale Commitments — (61.2)% (Proceeds: $519,263,019)		(519,454,029)

Options Written — (0.1)% (Premiums Received: $546,609)		(577,595)

Total Investments Net of TBA Sale Commitments and Options Written — 136.0% (Cost: $1,137,577,611)		1,154,212,723

Liabilities in Excess of Other Assets — (36.0)%		(305,746,449)

Net Assets — 100.0%.		$848,466,274

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Represents or includes a TBA transaction.
(e)	Annualized 7-day yield as of period end.

64	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series M Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro Dollar	68	12/16/19	$16,667	$(1,081)
U.S. Ultra Treasury Bonds	5	12/19/19	960	(19,789)
Euro Dollar	191	03/16/20	46,953	45,561

				24,691

Short Contracts
U.S. Treasury Bonds (30 Year)	35	12/19/19	5,681	70,077
U.S. Treasury Notes (10 Year)	106	12/19/19	13,813	(30,609)
U.S. Ultra Treasury Notes (10 Year)	26	12/19/19	3,703	21,028
U.S. Treasury Notes (2 Year)	237	12/31/19	51,074	(13,212)
U.S. Treasury Notes (5 Year)	276	12/31/19	32,885	(71,073)
Euro Dollar	30	06/15/20	7,383	(3,329)
Euro Dollar	15	09/14/20	3,695	(1,483)
Euro Dollar	15	12/14/20	3,695	(1,571)
Euro Dollar	15	03/15/21	3,698	(9,358)
Euro Dollar	15	06/14/21	3,698	(2,478)

				(42,008)

				$(17,317)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
U.S. Treasury Notes (10 Year)	228	11/22/19	$133	$30,324	$(53,438)
U.S. Treasury Notes (10 Year)	91	11/22/19	130	11,830	(103,797)
U.S. Treasury Notes (10 Year)	117	11/22/19	133.5	15,620	(21,938)
Euro Dollar 90-Day	195	12/16/19	98.25	47,897	(21,938)
Euro Dollar 90-Day	330	03/16/20	98	80,850	(301,125)
Put
U.S. Treasury Notes (10 Year)	91	11/22/19	130	11,830	(75,359)

					$(577,595)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Recieved)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency

1.65%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	08/15/21	$2,000	$1,422	$23	$1,399
1.68%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	06/24/22	$15,500	(106,896)	181	(107,077)
1.72%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	06/26/22	$4,400	(36,001)	51	(36,052)
1.84%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	07/18/22	$8,000	(51,466)	94	(51,560)
1.81%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	07/25/22	$4,500	(25,515)	53	(25,568)
1.78%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	07/26/22	$9,700	(48,064)	114	(48,178)
1.53%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	08/08/22	$15,500	32,833	182	32,651
3-month LIBOR, 2.09%	Quarterly	1.42%	Semi-annual	09/10/22	$5,300	(23,701)	61	(23,762)
2.50%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	01/29/23	$36,309	(1,141,625)	479	(1,142,104)
2.71%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	02/06/23	$36,607	(1,415,844)	483	(1,416,327)
1.61%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	10/01/29	$6,300	(16,810)	98	(16,908)

						$(2,831,667)	$1,819	$(2,833,486)

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series M Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	$4,174	$136,361	$212,268	$(75,907)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	$3,976	129,868	192,720	(62,852)
CMBX.NA.12.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	08/17/61	$8,285	499,758	685,068	(185,310)
CMBX.NA.12.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	08/17/61	$7,750	467,486	651,429	(183,943)

						$1,233,473	$1,741,485	$(508,012)

OTC Credit Default Swaps — Sell Protection

Reference Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	$8,000	$(215,842)	$(971,673)	$755,831
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	BBB-	$4,398	(143,650)	(324,072)	180,422
CMBX.NA.10.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	$3,752	(122,579)	(278,685)	156,106

							$(482,071)	$(1,574,430)	$1,092,359

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps and Options Written

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Centrally Cleared Swaps(a)	$ 1,819	$ —	$ 34,050	$2,867,536	$—
OTC Swaps	1,741,485	1,574,430	1,092,359	508,012	—
Options Written	—	—	176,363	207,349	(577,595)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

66	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series M Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Futures contracts	Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$136,666	$—	$136,666
Swaps — centrally cleared	Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	34,050	—	34,050
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	2,833,844	—	—	—	—	2,833,844

		$—	$2,833,844	$—	$—	$170,716	$—	$3,004,560

Liabilities — Derivative Financial Instruments

Futures contracts	Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$153,983	$—	$153,983
Options written	Options written at value	—	—	—	—	577,595	—	577,595
Swaps — centrally cleared	Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	2,867,536	—	2,867,536
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	2,082,442	—	—	—	—	2,082,442

		$—	$2,082,442	$—	$—	$3,599,114	$—	$5,681,556

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series M Portfolio

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Futures contracts	$—	$—	$—	$—	$(3,711,511)	$—	$(3,711,511)
Swaps	—	40,265	—	—	88,309	—	128,574

	$—	$40,265	$—	$—	$(3,623,202)	$—	$(3,582,937)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$—	$—	$583,830	$—	$583,830
Options written	—	—	—	—	(46,948)	—	(46,948)
Swaps	—	(84,807)	—	—	(2,022,483)	—	(2,107,290)

	$—	$(84,807)	$—	$—	$(1,485,601)	$—	$(1,570,408)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$32,822,688
Average notional value of contracts — short	151,727,436
Options:
Average value of option contracts written	474,236
Credit default swaps:
Average notional value — buy protection	16,167,500
Average notional value — sell protection	18,156,000
Interest rate swaps:
Average notional value — pays fixed rate	115,816,000
Average notional value — receives fixed rate	2,650,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$33,655	$2,388
Options	—	577,595
Swaps — Centrally cleared	6,059	—
Swaps — OTC(a)	2,833,844	2,082,442

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$2,873,558	$2,662,425
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(39,714)	(579,983)

Total derivative assets and liabilities subject to an MNA	$2,833,844	$2,082,442

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

68	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series M Portfolio

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)

Citigroup Global Markets, Inc.	$685,068	$(185,310)	$—	$(499,758)	$—
Deutsche Bank AG	755,831	(755,831)	—	—	—
Goldman Sachs International	585,410	(462,831)	—	(90,000)	32,579
J.P. Morgan Securities LLC	807,535	(462,628)	—	(344,907)	—

	$2,833,844	$(1,866,600)	$—	$(934,665)	$32,579

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Pledged	Cash Collateral Pledged(d)	Net Amount of Derivative Liabilities

Citigroup Global Markets, Inc.	$185,310	$(185,310)	$—	$—	$—
Deutsche Bank AG	971,673	(755,831)	—	(215,842)	—
Goldman Sachs International	462,831	(462,831)	—	—	—
J.P. Morgan Securities LLC	462,628	(462,628)	—	—	—

	$2,082,442	$(1,866,600)	$—	$(215,842)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$43,823,797	$—	$43,823,797
Non-Agency Mortgage-Backed Securities	—	101,393,406	—	101,393,406
U.S. Government Sponsored Agency Securities	—	1,474,980,568	—	1,474,980,568
U.S. Treasury Obligations	—	8,592,005	—	8,592,005
Short-Term Securities	5,098,967	40,355,604	—	45,454,571
Liabilities:
TBA Sale Commitments	—	(519,454,029)	—	(519,454,029)

	$5,098,967	$1,149,691,351	$—	$1,154,790,318

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$1,092,359	$—	$1,092,359
Interest rate contracts	136,666	34,050	—	170,716
Liabilities:
Credit contracts	—	(508,012)	—	(508,012)
Interest rate contracts	(731,578)	(2,867,536)	—	(3,599,114)

	$(594,912)	$(2,249,139)	$—	$(2,844,051)

(a)

Derivative financial instruments are swaps, futures contracts and option written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (unaudited) September 30, 2019	BATS: Series P Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies — 29.7%
BlackRock Allocation Target Shares: Series S Portfolio(a)	1,449,223	$13,970,511

Security	Value

Total Affiliated Investment Companies — 29.7% (Cost: $13,970,107)	$13,970,511

Other Assets Less Liabilities — 70.3%	33,037,838

Net Assets — 100.0%	$47,008,349

(a)

During the six months ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Allocation Target Shares: Series S Portfolio	1,636,625	63,867	251,268	1,449,223	$13,970,511	$223,335	$(57,913)	$261,834

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Treasury Notes (10 Year)	123	12/19/19	$16,028	$(145,365)
U.S. Treasury Notes (2 Year)	62	12/31/19	13,361	(32,781)
U.S. Treasury Notes (5 Year)	43	12/31/19	5,123	(9,274)

				(187,420)

Short Contracts
U.S. Ultra Treasury Notes (10 Year)	20	12/19/19	2,848	(20,121)

				$(207,541)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Recieved)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

2.91%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	12/17/20	$35,000	$(737,877)	$412	$(738,289)
3.11%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	05/21/25	$14,320	(1,367,542)	195	(1,367,737)
3-month LIBOR,
2.09%	Quarterly	1.88%	Semi-annual	04/30/26	$ 5,450	125,413	73	125,340
2.23%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	04/24/27	$26,460	(1,470,828)	383	(1,471,211)
2.27%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	05/18/27	$ 6,500	(386,998)	94	(387,092)
2.23%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	08/11/27	$ 3,850	(198,671)	61	(198,732)
2.90%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	11/15/27	$11,152	(1,258,999)	(691)	(1,258,308)
3.18%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	05/21/28	$ 7,500	(1,063,540)	111	(1,063,651)

						$(6,359,042)	$638	$(6,359,680)

70	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series P Portfolio

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$1,329	$691	$125,340	$6,485,020

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Swaps — centrally cleared	Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$125,340	$—	$125,340

Liabilities — Derivative Financial Instruments

Futures contracts	Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$207,541	$—	$207,541
Swaps — centrally cleared	Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	6,485,020	—	6,485,020

		$—	$—	$—	$—	$6,692,561	$—	$6,692,561

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Futures contracts	$—	$—	$—	$—	$1,279,553	$—	$1,279,553
Swaps	—	—	—	—	(14,134)	—	(14,134)

	$—	$—	$—	$—	$1,265,419	$—	$1,265,419

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$—	$—	$(449,746)	$—	$(449,746)
Swaps	—	—	—	—	(4,211,117)	—	(4,211,117)

	$—	$—	$—	$—	$(4,660,863)	$—	$(4,660,863)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$36,239,454
Average notional value of contracts — short	2,805,313
Interest rate swaps:
Average notional value — pays fixed rate	104,782,000
Average notional value — receives fixed rate	5,450,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series P Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$13,970,511	$—	$—	$13,970,511

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$—	$125,340	$—	$125,340
Liabilities:
Interest rate contracts	(207,541)	(6,485,020)	—	(6,692,561)

	$(207,541)	$(6,359,680)	$—	$(6,567,221)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

72	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) September 30, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 37.2%
American Express Credit Account Master Trust:
Series 2018-5, Class A, (1 mo. LIBOR US + 0.340%), 2.37%, 12/15/25(a)	$3,390	$3,394,579
Series 2019-1, Class A, 2.87%, 10/15/24	2,770	2,838,014
Series 2019-2, Class A, 2.67%, 11/15/24	7,935	8,094,280
BMW Vehicle Owner Trust, Series 2019-A, Class A4, 1.95%, 01/26/26	1,290	1,290,506
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2, 1.72%, 08/15/24	2,180	2,171,214
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 02/16/21	29	28,703
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 06/15/28(b)	135	134,818
Citibank Credit Card Issuance Trust:
Series 2017-A7, Class A7, (1 mo. LIBOR US + 0.370%), 2.35%, 08/08/24(a)	4,000	4,008,766
Series 2018-A4, Class A4, (1 mo. LIBOR US + 0.340%), 2.33%, 06/07/25(a)	500	499,801
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 08/15/21	186	186,058
Series 2019-B, Class A3, 2.52%, 08/15/24	2,500	2,536,461
Discover Card Execution Notes Trust:
Series 2017-A2, Class A2, 2.39%, 07/15/24	2,125	2,149,733
Series 2017-A5, Class A5, (1 mo. LIBOR US + 0.600%), 2.63%, 12/15/26(a)	925	929,155
Series 2019-A1, Class A1, 3.04%, 07/15/24	4,030	4,135,622
Drive Auto Receivables Trust, Series 2019-4, Class A3, 2.16%, 05/15/23	840	839,406
Enterprise Fleet Financing LLC:
Series 2016-2, Class A3, 2.04%, 02/22/22(b)	500	499,164
Series 2017-1, Class A2, 2.13%, 07/20/22(b)	48	47,843
Series 2017-1, Class A3, 2.60%, 07/20/22(b)	210	210,714
Series 2019-1, Class A2, 2.98%, 10/22/24(b)	2,000	2,022,436
Ford Credit Auto Lease Trust, Series 2019-B, Class A2A, 2.28%, 02/15/22	900	901,780
Ford Credit Floorplan Master Owner Trust A, Series 2019-4, Class A, 2.44%, 09/15/26	1,680	1,689,005
GM Financial Automobile Leasing Trust, Series 2019-2, Class A2A, 2.67%, 06/21/21	2,000	2,006,448
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A, 2.70%, 04/15/24(b)	1,850	1,877,503
Honda Auto Receivables Owner Trust:
Series 2016-4, Class A4, 1.36%, 01/18/23	640	637,619
Series 2019-3, Class A4, 1.85%, 08/15/25	790	787,855
Hyundai Auto Receivables Trust, Series 2018-B, Class A3, 3.20%, 12/15/22	1,680	1,708,717
Mercedes-Benz Master Owner Trust, Series 2019-BA, Class A, 2.61%, 05/15/24(b)	1,750	1,777,143
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 04/25/57(b)(c)	495	495,610
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 02/15/68(b)	780	801,122
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.90%, 10/16/23	3,500	3,556,901
PFS Financing Corp., Series 2016-BA, Class A, 1.87%, 10/15/21(b)	190	190,020

Security	Par (000)	Value
SLM Private Education Loan Trust, Series 2011-A, Class A3, (1 mo. LIBOR US + 2.500%), 4.53%, 01/15/43(a)(b)	$890	$893,302
SLM Student Loan Trust, Series 2013-4, Class A, (1 mo. LIBOR US + 0.550%), 2.57%, 06/25/43(a)	280	276,903
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%, 02/17/32(b)	508	510,027
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, (1 mo. LIBOR US + 1.200%), 3.22%, 03/25/33(a)(b)	451	452,512
Series 2015-B, Class A2, 2.51%, 09/27/32(b)	564	565,945
Series 2015-D, Class A2, 2.72%, 10/27/36(b)	306	308,584
Series 2016-A, Class A2, 2.76%, 12/26/36(b)	994	999,765
Series 2016-C, Class A2B, 2.36%, 12/27/32(b)	107	107,602
Series 2016-D, Class A2B, 2.34%, 04/25/33(b)	101	101,130
Series 2016-E, Class A2B, 2.49%, 01/25/36(b)	361	362,449
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25%, 04/25/56(b)(c)	323	322,061
Toyota Auto Receivables Owner Trust:
Series 2019-A, Class A3, 2.91%, 07/17/23	2,400	2,439,298
Series 2019-B, Class A3, 2.57%, 08/15/23	2,880	2,917,457

Total Asset-Backed Securities — 37.2% (Cost: $62,187,478)		62,704,031

Capital Trusts — 0.1%

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 07/01/20	110	110,246

Total Capital Trusts — 0.1% (Cost: $110,028)		110,246

Corporate Bonds — 56.2%

Aerospace & Defense — 2.2%
Boeing Co., 2.80%, 03/01/23(d)	750	766,686
Northrop Grumman Corp., 2.55%, 10/15/22(d)	1,240	1,256,585
United Technologies Corp.:
1.90%, 05/04/20	115	114,869
3.35%, 08/16/21	235	241,069
3.10%, 06/01/22	200	206,192
3.65%, 08/16/23(d)	1,075	1,137,599

		3,723,000

Airlines — 0.5%
Delta Air Lines, Inc.:
2.88%, 03/13/20	133	133,284
3.63%, 03/15/22	625	642,026

		775,310

Automobiles — 0.4%
Daimler Finance North America LLC, 3.35%, 05/04/21(b)	150	152,471
Volkswagen Group of America Finance LLC: 2.40%, 05/22/20(b)	315	315,165

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
2.70%, 09/26/22(b)	$200	$200,960

		668,596

Banks — 13.7%
ANZ New Zealand International Ltd., 2.88%, 01/25/22(b)	615	624,672
Bank of America Corp.:
3.30%, 01/11/23(d)	545	563,077
(3 mo. LIBOR US + 1.021%), 2.88%, 04/24/23(d)(e)	2,440	2,475,706
(3 mo. LIBOR US + 0.780%), 3.55%, 03/05/24(e)	750	779,448
Bank of Montreal, 2.50%, 06/28/24	300	303,184
Barclays PLC, (3 mo. LIBOR US + 1.400%), 4.61%, 02/15/23(e)	435	451,725
BB&T Corp., 3.20%, 09/03/21	270	275,589
BNP Paribas SA, 3.80%, 01/10/24(b)	485	509,088
Citigroup, Inc.:
2.90%, 12/08/21(d)	755	766,140
2.75%, 04/25/22	30	30,447
(3 mo. LIBOR US + 0.722%), 3.14%, 01/24/23(e)	35	35,638
(3 mo. LIBOR US + 0.950%), 2.88%, 07/24/23(e)	100	101,274
Citizens Bank N.A., 3.25%, 02/14/22	250	256,082
Citizens Financial Group, Inc., 2.38%, 07/28/21	335	335,858
Commonwealth Bank of Australia:
2.25%, 03/10/20(b)	600	600,545
2.75%, 03/10/22(b)	400	406,536
Discover Bank:
3.35%, 02/06/23	250	257,701
2.45%, 09/12/24	250	249,413
Fifth Third Bancorp:
2.60%, 06/15/22	400	404,282
3.65%, 01/25/24	400	421,648
HSBC Holdings PLC, (3 mo. LIBOR US + 1.055%), 3.26%, 03/13/23(e)	465	473,366
Huntington Bancshares, Inc., 2.30%, 01/14/22(d)	700	703,791
ING Groep NV, 4.10%, 10/02/23	325	344,988
JPMorgan Chase & Co.:
(3 mo. LIBOR US + 0.610%), 2.76%, 06/18/22(a)(d)	810	812,466
3.25%, 09/23/22	200	206,720
(3 mo. LIBOR US + 0.935%), 2.78%, 04/25/23(d)(e)	905	916,539
2.70%, 05/18/23(d)	500	508,406
(3 mo. LIBOR US + 0.890%), 3.80%, 07/23/24(e)	305	321,675
(3 mo. LIBOR US + 1.000%), 4.02%, 12/05/24(e)	700	746,387
JPMorgan Chase Bank N.A., (3 mo. LIBOR US + 0.280%), 2.60%, 02/01/21(d)(e)	705	706,169
Lloyds Bank PLC, 2.70%, 08/17/20	550	553,893
Lloyds Banking Group PLC, 3.00%, 01/11/22	420	424,306
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21	291	293,801
3.54%, 07/26/21	75	76,688
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23	305	314,878
Santander Holdings USA, Inc., 3.70%, 03/28/22	210	215,897
Santander UK PLC, 2.13%, 11/03/20(d)	755	754,264
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/21	375	376,584
2.85%, 01/11/22	605	613,202
SunTrust Bank, 2.45%, 08/01/22(d)	1,000	1,009,411

Security	Par (000)	Value

Banks (continued)
Svenska Handelsbanken AB, 3.35%, 05/24/21	$600	$612,576
Swedbank AB, 2.20%, 03/04/20(b)	610	610,111
Wells Fargo & Co.:
3.07%, 01/24/23(d)	1,295	1,318,757
3.75%, 01/24/24	220	232,791

		22,995,719

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 01/23/25	500	546,098
Keurig Dr Pepper, Inc., 4.06%, 05/25/23	200	211,510

		757,608

Biotechnology — 0.7%
AbbVie, Inc.:
2.50%, 05/14/20(d)	545	546,238
3.75%, 11/14/23	420	441,696
Celgene Corp., 2.75%, 02/15/23	35	35,624
Gilead Sciences, Inc., 3.70%, 04/01/24	130	137,615

		1,161,173

Capital Markets — 3.5%
Bank of New York Mellon Corp.:
2.15%, 02/24/20	175	175,045
(3 mo. LIBOR US + 0.634%), 2.66%, 05/16/23(e)	400	405,199
Credit Suisse Group AG, 3.57%, 01/09/23(b)	625	639,095
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	525	529,923
Deutsche Bank AG, 4.25%, 02/04/21	370	374,133
Goldman Sachs Group, Inc., 3.00%, 04/26/22(d)	875	884,511
Morgan Stanley:
2.63%, 11/17/21(d)	750	757,135
2.75%, 05/19/22	260	263,775
3.13%, 01/23/23	170	174,375
Siemens Financieringsmaatschappij NV, 2.70%, 03/16/22(b)	655	665,487
UBS Group Funding Switzerland AG:
2.65%, 02/01/22(b)	200	201,696
3.49%, 05/23/23(b)(d)	765	785,276

		5,855,650

Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 2.88%, 01/20/22(b)	195	195,789
Waste Management, Inc., 2.95%, 06/15/24	100	103,476

		299,265

Consumer Finance — 4.5%
American Express Co., 2.50%, 08/01/22	425	429,266
Capital One N.A., 2.25%, 09/13/21(d)	500	500,077
ERAC USA Finance LLC, 2.60%, 12/01/21(b)	350	351,783
Ford Motor Credit Co. LLC:
2.68%, 01/09/20	510	509,963
8.13%, 01/15/20	700	711,575
2.43%, 06/12/20	200	199,500
General Motors Financial Co., Inc.:
4.20%, 03/01/21	285	291,137
3.20%, 07/06/21(d)	1,895	1,914,436
3.25%, 01/05/23	405	409,319
Nissan Motor Acceptance Corp.:
2.25%, 01/13/20(b)(d)	1,135	1,134,591
2.15%, 07/13/20(b)	340	339,630
3.88%, 09/21/23(b)(d)	550	574,820
Synchrony Financial, 2.85%, 07/25/22	280	282,356

		7,648,453

Containers & Packaging — 0.0%
WRKCo, Inc., 3.75%, 03/15/25	70	73,687

74	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 02/01/22	$900	$929,263
3.50%, 05/26/22	170	174,333
2.88%, 08/14/24	800	800,775
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(b)	295	291,866
GE Capital International Funding Co., 2.34%, 11/15/20(d)	570	568,625
Hyundai Capital America, 2.55%, 04/03/20(b)	215	215,470

		2,980,332

Diversified Telecommunication Services — 1.1%
AT&T Inc.:
3.20%, 03/01/22	50	51,219
3.80%, 03/15/22	285	295,855
3.60%, 02/17/23(d)	400	417,142
4.05%, 12/15/23	600	640,906
Verizon Communications, Inc.:
3.38%, 02/15/25	167	176,163
3.88%, 02/08/29	195	213,986

		1,795,271

Electric Utilities — 0.9%
American Electric Power Co., Inc.:
3.65%, 12/01/21	275	283,245
2.95%, 12/15/22	130	132,626
Duke Energy Corp., 3.95%, 10/15/23(d)	590	626,199
Exelon Corp., 2.45%, 04/15/21	255	255,571
FirstEnergy Corp., 2.85%, 07/15/22	159	161,415
ITC Holdings Corp., 2.70%, 11/15/22	85	85,818

		1,544,874

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.20%, 04/01/20	290	290,095

Energy Equipment & Services — 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22	225	228,745
Halliburton Co., 3.50%, 08/01/23(d)	900	935,276

		1,164,021

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.:
3.45%, 09/15/21	200	204,597
2.25%, 01/15/22	140	140,184
3.50%, 01/31/23	150	155,403
3.00%, 06/15/23	300	306,879
Crown Castle International Corp., 3.20%, 09/01/24	385	395,468
Realty Income Corp., 3.25%, 10/15/22	265	273,467

		1,475,998

Food & Staples Retailing — 0.9%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(b)	350	352,343
CVS Health Corp.:
2.75%, 12/01/22(d)	900	910,578
4.30%, 03/25/28	300	324,401

		1,587,322

Food Products — 0.5%
Conagra Brands, Inc., (3 mo. LIBOR US + 0.750%), 3.03%, 10/22/20(a)	485	485,099
General Mills, Inc., 3.70%, 10/17/23	75	78,944
Tyson Foods, Inc.:
2.25%, 08/23/21	165	165,194
3.90%, 09/28/23	115	121,849

		851,086

Security	Par (000)	Value

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories:, 2.90%, 11/30/21	$300	$305,424
Becton Dickinson and Co., 2.40%, 06/05/20	280	280,229

		585,653

Health Care Providers & Services — 0.1%
Anthem, Inc.:
2.95%, 12/01/22	50	50,960
2.38%, 01/15/25	65	64,755

		115,715

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp., 3.95%, 10/15/20(d)	600	610,689
Marriott International, Inc., 3.13%, 10/15/21	1,005	1,017,119

		1,627,808

Industrial Conglomerates — 0.1%
Roper Technologies, Inc., 2.80%, 12/15/21	130	132,087

Insurance — 0.4%
Aon PLC, 2.80%, 03/15/21(d)	560	564,170
Pricoa Global Funding I, 2.45%, 09/21/22(b)	170	171,483

		735,653

Internet Software & Services — 0.2%
Baidu, Inc., 2.88%, 07/06/22	300	301,329

IT Services — 1.7%
Fidelity National Information Services, Inc., 3.63%, 10/15/20(d)	985	998,133
Fiserv, Inc., 2.75%, 07/01/24	635	646,034
Global Payments, Inc., 3.75%, 06/01/23	145	150,904
International Business Machines Corp., 3.00%, 05/15/24(d)	1,110	1,150,855

		2,945,926

Machinery — 0.2%
John Deere Capital Corp., 2.60%, 03/07/24	50	51,019
Xylem, Inc., 4.88%, 10/01/21	220	231,195

		282,214

Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22	135	142,131
Comcast Corp.:
2.75%, 03/01/23	325	333,036
3.70%, 04/15/24	250	266,579
COX Communications, Inc., 3.25%, 12/15/22(b)	455	467,325
Discovery Communications LLC, 2.95%, 03/20/23(d)	900	914,390
Interpublic Group of Cos., Inc.:
3.50%, 10/01/20	135	136,586
3.75%, 10/01/21	45	46,132
Omnicom Group, Inc. / Omnicom Capital, Inc., 4.45%, 08/15/20	279	284,534

		2,590,713

Metals & Mining — 0.2%
Anglo American Capital PLC, 4.13%, 04/15/21(b)	200	204,020
Newmont Goldcorp Corp., 3.50%, 03/15/22	190	194,941

		398,961

Multi-Utilities — 0.6%
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)	245	256,102
CenterPoint Energy, Inc., 2.50%, 09/01/22	270	271,574
DTE Energy Co., 3.70%, 08/01/23	145	152,042

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
Sempra Energy, (3 mo. LIBOR US + 0.500%), 2.80%, 01/15/21(a)	$220	$219,762
WEC Energy Group, Inc., 3.38%, 06/15/21	200	204,338

		1,103,818

Oil, Gas & Consumable Fuels — 7.3%
Apache Corp., 3.25%, 04/15/22	99	100,785
Canadian Natural Resources Ltd., 2.95%, 01/15/23	125	127,190
Enbridge Energy Partners LP, 4.38%, 10/15/20	350	357,325
Enbridge, Inc., 2.90%, 07/15/22	225	229,249
Encana Corp., 3.90%, 11/15/21	1,035	1,060,301
Energy Transfer Operating LP:
4.15%, 10/01/20(d)	1,050	1,065,652
3.60%, 02/01/23	150	154,086
4.50%, 04/15/24	500	532,971
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.75%, 09/01/20	455	465,107
Enterprise Products Operating LLC, 3.50%, 02/01/22	650	671,171
EOG Resources, Inc., 2.45%, 04/01/20	345	345,475
Kinder Morgan Energy Partners LP:
5.80%, 03/01/21	1,235	1,293,846
4.15%, 02/01/24	600	637,886
MPLX LP:
6.25%, 10/15/22(b)	53	54,327
3.50%, 12/01/22(b)	145	149,115
Newfield Exploration Co., 5.63%, 07/01/24	600	661,883
Occidental Petroleum Corp., 2.70%, 08/15/22	660	666,142
Pioneer Natural Resources Co.:
7.50%, 01/15/20	45	45,625
3.45%, 01/15/21	385	390,064
Schlumberger Investment SA, 3.30%, 09/14/21(b)	500	509,338
TransCanada PipeLines Ltd., 2.50%, 08/01/22(d)	1,555	1,571,452
Williams Cos., Inc., 3.70%, 01/15/23(d)	1,190	1,230,618

		12,319,608

Pharmaceuticals — 2.0%
Allergan Finance LLC, 3.25%, 10/01/22(d)	2,415	2,466,608
Allergan Funding SCS, 3.45%, 03/15/22	203	208,031
Bristol-Myers Squibb Co., 2.90%, 07/26/24(b)	50	51,547
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	93	93,431
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23(b)	530	570,795

		3,390,412

Road & Rail — 3.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.05%, 01/09/20(b)(d)	1,545	1,546,860
3.20%, 07/15/20(b)(d)	1,360	1,368,059
3.38%, 02/01/22(b)	440	449,069
2.70%, 03/14/23(b)	505	508,982
2.70%, 11/01/24(b)	190	190,400
Ryder System, Inc.:
2.88%, 09/01/20(d)	948	954,172
3.45%, 11/15/21	225	230,306
2.88%, 06/01/22	85	86,358
3.65%, 03/18/24	300	315,193

		5,649,399

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc., 2.85%, 03/12/20	70	70,252
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/22	214	216,070
Broadcom, Inc., 3.63%, 10/15/24(b)	500	508,372

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp., 2.80%, 06/15/21(d)	$1,400	$1,416,696
QUALCOMM, Inc., 2.60%, 01/30/23	95	96,541

		2,307,931

Software — 0.2%
CA, Inc., 3.60%, 08/15/22	265	270,279

Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(d)	600	607,727

Tobacco — 0.8%
Altria Group, Inc., 3.80%, 02/14/24	185	193,392
BAT Capital Corp.:
2.76%, 08/15/22	505	509,459
2.79%, 09/06/24	700	693,944

		1,396,795

Trading Companies & Distributors — 1.0%
Air Lease Corp.:
3.38%, 06/01/21	155	157,450
2.63%, 07/01/22(d)	650	652,648
2.25%, 01/15/23	335	333,374
International Lease Finance Corp., 4.63%, 04/15/21	468	481,938

		1,625,410

Wireless Telecommunication Services — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC:
3.36%, 03/20/23(b)	100	100,375
4.74%, 09/20/29(b)	400	425,204

		525,579

Total Corporate Bonds — 56.2% (Cost: $92,936,242)		94,560,477

Foreign Agency Obligations — 3.2%

Canada — 3.0%
Canada Housing Trust, 2.65%, 12/15/28	6,200	5,017,608

Chile — 0.1%
Empresa Nacional del Petroleo, 5.25%, 8/10/20(b)	200	204,312

Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.88%, 4/16/24(b)	220	222,420

Total Foreign Agency Obligations — 3.2% (Cost: $5,230,811)		5,444,340

Non-Agency Mortgage-Backed Securities — 21.7%

Collateralized Mortgage Obligations — 1.3%
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, (1 mo. LIBOR US + 0.740%), 2.76%, 11/25/34(a)(f)	0	92
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(b)(c)	1,082	1,098,053
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 4.12%, 05/20/34(c)	47	47,949
JP Morgan Trust: Series 2015-3, Class A5, 3.50%, 05/25/45(b)(c)	578	587,525

76	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2016-2, Class A1, 2.82%, 06/25/46 (b)(c)	$503	$502,817

		2,236,436

Commercial Mortgage-Backed Securities — 20.1%
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B, 3.21%, 04/10/28(b)	830	831,996
Citigroup Commercial Mortgage Trust:
Series 2014-GC21, Class A5, 3.86%, 05/10/47	761	812,442
Series 2016-C2, Class AAB, 2.71%, 08/10/49	1,986	2,027,937
Commercial Mortgage Trust:
Series 2013-CR12, Class A2, 2.90%, 10/10/46	117	116,561
Series 2013-CR6, Class ASB, 2.62%, 03/10/46	459	462,360
Series 2013-SFS, Class A1, 1.87%, 04/12/35 (b)	190	189,064
Series 2014-UBS2, Class A2, 2.82%, 03/10/47	277	276,592
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47	1,110	1,146,122
Series 2015-CR23, Class A2, 2.85%, 05/10/48	3,740	3,741,027
GS Mortgage Securities Corp., Series 2012-ALOH, Class A, 3.55%, 04/10/34(b)	951	978,450
GS Mortgage Securities Trust:
Series 2013-GC16, Class AAB, 3.81%, 11/10/46	1,286	1,332,673
Series 2015-GC30, Class AAB, 3.12%, 05/10/50	1,100	1,130,517
Series 2015-GC34, Class AAB, 3.28%, 10/10/48	2,000	2,075,417
GSCG Trust, Series 2019-600C, Class A, 2.94%, 09/06/34(b)	750	764,855
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.150%), 3.18%, 05/15/38(a)(b)	1,102	1,103,030
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, 07/15/50 .	850	875,089
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4, 3.48%, 06/15/45	2,925	2,989,046
Series 2019-BKWD, Class A, (1 mo. LIBOR US + 1.000%), 3.05%, 09/15/29(a)(b)	241	241,276
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.92%, 02/15/46	2,735	2,793,300
Series 2013-C10, Class A4, 4.22%, 07/15/46(c)	2,000	2,132,903
Series 2014-C15, Class A4, 4.05%, 04/15/47	230	247,030
Series 2016-C30, Class ASB, 2.73%, 09/15/49	268	272,684
Morgan Stanley Capital I Trust:
Series 2012-C4, Class A3, 2.99%, 03/15/45	674	676,620
Series 2012-C4, Class A4, 3.24%, 03/15/45	1,900	1,938,253
Series 2014-CPT, Class A, 3.35%, 07/13/29(b)	1,800	1,831,389
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class ASB, 3.24%, 12/15/47	2,000	2,056,051

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.05%, 03/15/47	$721	$773,106

		33,815,790

Interest Only Commercial Mortgage-Backed Securities — 0.3%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.89%, 09/15/48(c)	4,928	175,554
Commercial Mortgage Trust:
Series 2015-CR23, Class XA, 1.08%, 05/10/48(c)	2,510	87,553
Series 2015-LC21, Class XA, 0.91%, 07/10/48(c)	6,093	180,673
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.94%, 01/15/49(c)	976	78,489

		522,269

Total Non-Agency Mortgage-Backed Securities — 21.7% (Cost: $36,710,468)		36,574,495

U.S. Government Sponsored Agency Securities — 36.0%

Collateralized Mortgage Obligations — 2.3%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	166	177,377
Series 3986, Class M, 4.50%, 09/15/41	190	200,821
Series 4253, Class PA, 3.50%, 08/15/41	370	376,812
Series 4274, Class PN, 3.50%, 10/15/35	332	345,081
Series 4390, Class CA, 3.50%, 06/15/50	362	374,787
Series 4459, Class BN, 3.00%, 08/15/43	713	738,717
Series 4482, Class DH, 3.00%, 06/15/42	366	373,351
Series 4493, Class PA, 3.00%, 02/15/44	531	548,160
Series 4494, Class KA, 3.75%, 10/15/42	604	626,871

		3,761,977

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2013-M5, Class X2, 2.16%, 01/25/22(c)	585	13,407

Mortgage-Backed Securities — 33.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-10/01/34(d)(g)	4,869	4,918,312
3.00%, 09/01/30-10/01/34(d)(g)	4,973	5,114,421
4.00%, 03/01/32-10/01/34(d)(g)	16,670	17,504,245
4.50%, 09/01/26-01/01/48(d)	9,543	10,390,383
5.00%, 05/01/21-07/01/25	21	21,423
(12 mo. LIBOR US + 1.578%), 2.87%, 07/01/44(a)(d)	797	811,281
(12 mo. LIBOR US + 1.590%), 3.02%, 10/01/45(a)(d)	1,268	1,285,302
(12 mo. LIBOR US + 1.590%), 3.14%, 06/01/45(a)(d)	1,064	1,087,342
(12 mo. LIBOR US + 1.696%), 2.72%, 07/01/43(a)(d)	1,395	1,418,803
Freddie Mac Mortgage-Backed Securities:
2.50%, 11/01/27(d)	641	650,472
4.00%, 09/01/33(d)	2,377	2,548,443
4.50%, 03/01/49(d)	7,279	7,957,114
5.00%, 12/01/19-09/01/21	1	983
5.50%, 05/01/22	19	19,544

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
(12 mo. LIBOR US + 1.620%), 2.59%, 03/01/45(a)(d)	$1,153	$1,169,573
(12 mo. LIBOR US + 1.622%), 3.08%, 05/01/45(a)(d)	1,817	1,852,764

		56,750,405

Total U.S. Government Sponsored Agency Securities — 36.0% (Cost: $59,864,259)		60,525,789

Total Long-Term Investments — 154.4% (Cost: $257,039,286)		259,919,378

Security	Shares	Value

Short-Term Securities — 0.1%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.83%(h)	247,948	$247,948

Total Short-Term Securities — 0.1% (Cost: $247,948)		247,948

Total Investments — 154.5% (Cost: $257,287,234)		260,167,326

Liabilities in Excess of Other Assets — (54.5)%		(91,822,657)

Net Assets — 100.0%		$168,344,669

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Amount is less than $500.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities (USA), Inc.	2.15%	05/13/19	Open	$826,000	$834,573	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/13/19	Open	765,000	772,940	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/13/19	Open	897,000	906,310	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/13/19	Open	846,000	854,781	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/13/19	Open	1,069,000	1,080,095	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/13/19	Open	848,000	856,802	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/13/19	Open	711,000	718,380	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/15/19	Open	530,000	535,384	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/15/19	Open	656,000	662,664	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/15/19	Open	511,000	516,191	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/15/19	Open	609,000	615,186	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/15/19	Open	576,000	581,851	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/15/19	Open	466,000	470,734	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/15/19	Open	474,000	478,815	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/17/19	Open	530,000	535,345	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/17/19	Open	572,000	577,768	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/17/19	Open	525,000	530,294	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/17/19	Open	580,000	585,849	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/17/19	Open	533,000	538,375	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.15%	05/20/19	Open	388,000	391,827	Corporate Bonds	Open/Demand
BNP Paribas	2.20%	08/06/19	Open	1,823,938	1,830,974	Corporate Bonds	Open/Demand
BNP Paribas	2.20%	08/06/19	Open	2,363,750	2,372,869	Corporate Bonds	Open/Demand
BNP Paribas	2.20%	08/07/19	Open	1,101,675	1,105,748	Corporate Bonds	Open/Demand
BNP Paribas	2.20%	08/07/19	Open	1,204,350	1,208,803	Corporate Bonds	Open/Demand
BNP Paribas	2.20%	08/07/19	Open	868,500	871,711	Corporate Bonds	Open/Demand
BNP Paribas	2.20%	08/07/19	Open	1,347,500	1,352,482	Corporate Bonds	Open/Demand
BNP Paribas	2.20%	08/07/19	Open	1,485,025	1,490,515	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.29%	08/27/19	Open	1,285,200	1,288,283	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.29%	08/27/19	Open	952,500	954,785	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.29%	08/27/19	Open	1,248,056	1,251,050	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.29%	08/27/19	Open	1,073,656	1,076,232	Corporate Bonds	Open/Demand

78	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	2.29%	08/27/19	Open	$1,166,200	$1,168,998	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.29%	08/27/19	Open	2,337,000	2,342,606	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	08/29/19	Open	846,000	847,880	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	08/29/19	Open	975,188	977,355	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	08/29/19	Open	682,331	683,847	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	2,045,892	2,047,690	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	64,654	64,711	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	61,315	61,369	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	787,400	788,092	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	1,048,748	1,049,670	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	1,795,913	1,797,491	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	4,073,461	4,077,041	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	51,815	51,861	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	434,176	434,558	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	1,889,193	1,890,853	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	1,210,134	1,211,198	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	5,914,009	5,919,207	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	630,717	631,271	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	66,819	66,878	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	174,264	174,417	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	1,455,075	1,456,354	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	387,778	388,119	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	1,271,052	1,272,169	U.S. Government Sponsored Agency Securities	Up to 30 Days

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	$130,042	$130,156	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	1,374,011	1,375,219	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	399,370	399,721	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	5,681,246	5,686,239	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	1,326,730	1,327,896	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	217,141	217,332	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	1,244,632	1,245,726	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	60,218	60,271	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	2,473,814	2,475,988	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	304,601	304,869	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	1,420,813	1,422,062	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	386,620	386,960	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	87,231	87,308	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	1,388,433	1,389,653	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	1,133,152	1,134,148	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.26%	09/13/19	10/17/19	1,787,313	1,788,884	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Capital, Inc.	2.25%	09/18/19	Open	1,237,600	1,238,717	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	09/24/19	Open	638,025	638,335	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	09/25/19	Open	480,625	480,805	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.25%	09/25/19	Open	685,125	685,339	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	09/26/19	Open	714,319	714,542	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.29%	09/26/19	Open	225,894	225,966	Corporate Bonds	Open/Demand

				$80,432,239	$80,667,387

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

80	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series S Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	587,399	AUD	650,000	JPMorgan Chase Bank N.A.	12/18/19	$4,144

						4,144

USD	4,773,192	CAD	6,343,000	Bank of America N.A.	10/03/19	(14,750)
AUD	650,000	CAD	591,824	Royal Bank of Canada	12/18/19	(7,488)

						(22,238)

Net Unrealized Depreciation						$(18,094)

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Treasury Notes (2 Year)	140	12/31/19	$30,170	$2,080

				2,080

Short Contracts
Canadian Government Bonds (10 Year)	48	12/18/19	5,166	33,422
U.S. Treasury Notes (10 Year)	23	12/19/19	2,997	22,382
U.S. Treasury Notes (5 Year)	258	12/31/19	30,740	130,794

				186,598

				$188,678

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)

1.22%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	05/18/21	$10,000	$56,669	$103	$56,566
1.30%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	05/20/21	$10,000	40,838	103	40,735
Canadian Bankers Acceptances,
1.97%	Semi-annual	1.64%	Semi-annual	08/19/21	$14,690	(50,858)	(658)	(50,200)
1.55%	Semi-annual	3-month LIBOR, 2.09%	Quarterly	08/21/21	$10,980	29,281	791	28,490

						$75,930	$339	$75,591

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$997	$658	$125,791	$50,200

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series S Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Futures contracts	Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$188,678	$—	$188,678
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	4,144	—	—	4,144
Swaps — centrally cleared	Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	125,791	—	125,791

		$—	$—	$—	$4,144	$314,469	$—	$318,613

Liabilities — Derivative Financial Instruments

Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$22,238	$—	$—	$22,238
Swaps — centrally cleared	Net unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	50,200	—	50,200

		$—	$—	$—	$22,238	$50,200	$—	$72,438

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Futures contracts	$—	$—	$—	$—	$(871,632)	$—	$(871,632)
Forward foreign currency exchange contracts	—	—	—	(22,126)	—	—	(22,126)
Options purchased(a)	—	—	—	—	(37,062)	—	(37,062)
Swaps	—	—	—	—	182,328	—	182,328

	$—	$—	$—	$(22,126)	$(726,366)	$—	$(748,492)

(a) Options purchased are included in net realized gain (loss) from investments — unaffiliated.

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$—	$—	$(69,150)	$—	$(69,150)
Forward foreign currency exchange contracts	—	—	—	(18,467)	—	—	(18,467)
Options purchased(a)	—	—	—	—	29,842	—	29,842
Swaps	—	—	—	—	(374,753)	—	(374,753)

	$—	$—	$—	$(18,467)	$(414,061)	$—	$(432,528)

(a)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

82	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series S Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$28,149,532
Average notional value of contracts — short	28,162,334
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	8,513,947
Average amounts sold — in USD	3,727,026
Options:
Average notional value of swaption contracts purchased	867,500
Interest rate swaps:
Average notional value — pays fixed rate	25,490,000
Average notional value — receives fixed rate	7,635,000
Inflation swaps:
Average notional value — pays fixed rate	778,914

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$27,870	$4,577
Forward foreign currency exchange contracts	4,144	22,238
Swaps — Centrally cleared	—	2,993

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$32,014	$29,808
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(27,870)	(7,570)

Total derivative assets and liabilities subject to an MNA	$4,144	$22,238

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Assets(a)

JPMorgan Chase Bank N.A.	$4,144	$—	$—	$—	$4,144

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(a)

Bank of America N.A.	$14,750	$—	$—	$—	$14,750
Royal Bank of Canada	7,488	—	—	—	7,488

	$22,238	$—	$—	$—	$22,238

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (unaudited) (continued) September 30, 2019	BATS: Series S Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$62,704,031	$—	$62,704,031
Corporate Bonds(a)	—	94,560,477	—	94,560,477
Capital Trusts(a)	—	110,246	—	110,246
Foreign Agency Obligations	—	5,444,340	—	5,444,340
Non-Agency Mortgage-Backed Securities	—	36,574,495	—	36,574,495
U.S. Government Sponsored Agency Securities	—	60,525,789	—	60,525,789
Short-Term Securities	247,948	—	—	247,948

	$247,948	$259,919,378	$—	$260,167,326

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$4,144	$—	$4,144
Interest rate contracts	188,678	125,791	—	314,469
Liabilities:
Foreign currency exchange contracts	—	(22,238)	—	(22,238)
Interest rate contracts	—	(50,200)	—	(50,200)

	$188,678	$57,497	$—	$246,175

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $80,667,387 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

84	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

September 30, 2019

	BATS: Series A Portfolio	BATS: Series C Portfolio	BATS: Series E Portfolio

ASSETS
Investments at value — unaffiliated(a)	$1,213,887,247	$419,635,789	$325,066,459
Cash	92,940	344,496	—
Cash pledged:
Collateral — OTC derivatives	290,000	—	—
Futures contracts	—	354,710	181,650
Centrally cleared swaps	—	217,000	—
Receivables:
Investments sold	16,087,012	1,879,010	—
Capital shares sold	2,377,256	847,956	2,925,394
Dividends — unaffiliated	67	54	87
Interest — unaffiliated	4,587,324	3,664,285	3,433,372
From the Manager	114,885	147,944	110,805
Variation margin on futures contracts	—	25,338	2,891
Variation margin on centrally cleared swaps	—	999	—
Swap premiums paid	13,187	—	—
Unrealized appreciation on OTC swaps	270,226	29,036	—
Prepaid expenses	83,303	29,659	88,213

Total assets	1,237,803,447	427,176,276	331,808,871

ACCRUED LIABILITIES
Cash received:
Collateral — OTC derivatives	—	10,000	—
Payables:
Investments purchased	17,277,601	4,741,527	4,623,944
Capital shares redeemed	405,728	1,061,257	18,011
Income dividends	4,594,218	1,235,222	963,509
Interest expense and fees	—	—	52,037
Trustees’ and Officer’s fees	2,946	1,029	164
Other accrued expenses	97,805	94,771	65,556
Variation margin on futures contracts	—	10,211	—
Swap premiums received	374,055	26,491	—
Unrealized depreciation on OTC swaps	10,837	—	—

Total accrued liabilities	22,763,190	7,180,508	5,723,221

OTHER LIABILITIES
TOB Trust Certificates	—	—	9,229,000

Total other liabilities	—	—	9,229,000

Total liabilities	22,763,190	7,180,508	14,952,221

NET ASSETS	$1,215,040,257	$419,995,768	$316,856,650

NET ASSETS CONSIST OF
Paid-in capital	$1,212,037,171	$393,565,122	$299,180,522
Accumulated earnings	3,003,086	26,430,646	17,676,128

NET ASSETS	$1,215,040,257	$419,995,768	$316,856,650

NET ASSET VALUE
Shares outstanding(b)	120,124,542	38,724,934	27,997,825

Net asset value	$10.11	$10.85	$11.32

(a) Investments at cost — unaffiliated	$1,211,261,195	$394,359,983	$306,424,548
(b) Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2019

	BATS: Series M Portfolio	BATS: Series P Portfolio	BATS: Series S Portfolio

ASSETS
Investments at value — unaffiliated(a)	$1,674,244,347	$—	$260,167,326
Investments at value — affiliated(b)	—	13,970,511	—
Cash	1,821	30,257,735	—
Cash pledged:
Collateral — OTC derivatives	568,000	—	—
Futures contracts	1,676,000	216,190	301,920
Centrally cleared swaps	2,144,960	2,522,570	291,930
Foreign currency at value(c)	—	—	238,968
Receivables:
Investments sold	2,338,953	—	8,437,605
TBA sale commitments	519,263,019	—	—
Capital shares sold	2,092,361	—	525,373
Dividends — unaffiliated	104	14,163	184
Dividends — affiliated	—	34,701	—
Interest — unaffiliated	2,782,529	—	1,120,033
From the Manager	211,353	60,225	100,687
Principal paydowns	—	—	66,454
Variation margin on futures contracts	33,655	625	27,870
Variation margin on centrally cleared swaps	6,059	12,087	—
Swap premiums paid	1,741,485	—	—
Unrealized appreciation on:
OTC swaps	1,092,359	—	—
Forward foreign currency exchange contracts	—	—	4,144
Prepaid expenses	39,983	8,674	24,494

Total assets	2,208,236,988	47,097,481	271,306,988

LIABILITIES
Cash received:
Collateral — Reverse repurchase agreements	—	—	108,000
Collateral — OTC derivatives	1,109,566	—	—
Collateral — TBA commitments	476,000	—	—
Options written at value(d)	577,595	—	—
TBA sale commitments at value(e)	519,454,029	—	—
Reverse repurchase agreements at value	—	—	80,667,387
Payables:
Investments purchased	831,366,474	—	21,249,543
Capital shares redeemed	2,147,761	30,276	362,891
Income dividends	2,384,325	—	465,869
Trustees’ and Officer’s fees	1,030	1,959	479
Other accrued expenses	169,104	43,253	78,342
Variation margin on futures contracts	2,388	13,644	4,577
Variation margin on centrally cleared swaps	—	—	2,993
Swap premiums received	1,574,430	—	—
Unrealized depreciation on:
OTC swaps	508,012	—	—
Forward foreign currency exchange contracts	—	—	22,238

Total liabilities	1,359,770,714	89,132	102,962,319

NET ASSETS	$848,466,274	$47,008,349	$168,344,669

NET ASSETS CONSIST OF
Paid-in capital	$849,294,515	$80,391,986	$175,186,646
Accumulated loss	(828,241)	(33,383,637)	(6,841,977)

NET ASSETS	$848,466,274	$47,008,349	$168,344,669

NET ASSET VALUE
Shares outstanding(f)	86,911,906	5,402,000	17,469,493

Net asset value	$9.76	$8.70	$9.64

(a) Investments at cost — unaffiliated	$1,657,387,239	$—	$257,287,234
(b) Investments at cost — affiliated	$—	$13,970,107	$—
(c) Foreign currency at cost	$—	$—	$239,548
(d) Premiums received	$546,609	$—	$—
(e) Proceeds from TBA sale commitments	$519,263,019	$—	$—
(f) Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

86	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended September 30, 2019

	BATS: Series A Portfolio	BATS: Series C Portfolio	BATS: Series E Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$25,635,122	$7,417,821	$5,272,296
Dividends — unaffiliated	529,524	37,131	119,298
Other Income	—	1,646	2,274

Total investment income	26,164,646	7,456,598	5,393,868

EXPENSES
Registration	71,859	19,467	46,675
Accounting services	45,770	28,282	24,960
Professional	33,525	29,159	32,477
Transfer agent	25,904	62,415	13,047
Pricing	21,295	19,411	23,175
Custodian	10,304	4,550	2,727
Printing	5,833	5,618	6,709
Trustees and Officer	3,081	2,423	1,873
Miscellaneous	13,460	7,997	1,630

Total expenses excluding interest expense	231,031	179,322	153,273
Interest expense and fees(a)	—	—	89,892

Total expenses	231,031	179,322	243,165
Less:
Fees waived and/or reimbursed by the Manager	(228,527)	(177,193)	(153,216)

Total expenses after fees waived and/or reimbursed	2,504	2,129	89,949

Net investment income	26,162,142	7,454,469	5,303,919

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,129,487	3,952,385	1,051,455
Futures contracts	—	1,195,982	(1,802,899)
Swaps	353,916	(110,537)	—

	1,483,403	5,037,830	(751,444)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	11,860,533	16,588,895	9,645,183
Futures contracts	—	(131,455)	548,490
Swaps	(103,679)	46,062	—

	11,756,854	16,503,502	10,193,673

Realized and unrealized gain	13,240,257	21,541,332	9,442,229

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,402,399	$28,995,801	$14,746,148

(a)	Related to TOB Trusts.

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2019

	BATS: Series M Portfolio	BATS: Series P Portfolio	BATS: Series S Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$13,548,461	$124,967	$3,254,186
Dividends — unaffiliated	60,645	—	38,711
Dividends — affiliated	—	223,335	—
Other income	6,434	4,311	1,130

Total investment income	13,615,540	352,613	3,294,027

EXPENSES
Transfer agent	68,798	10,308	14,876
Custodian	40,738	336	7,806
Accounting services	38,766	17,973	22,498
Registration	29,877	12,610	17,842
Professional	29,710	22,186	31,786
Pricing	28,657	—	12,540
Trustees and Officer	5,485	116	1,550
Printing	4,748	6,338	6,641
Miscellaneous	12,726	1,730	5,458

Total expenses excluding interest expense	259,505	71,597	120,997
Interest expense(a)	—	—	906,148

Total expenses	259,505	71,597	1,027,145
Less:
Fees waived and/or reimbursed by the Manager	(257,377)	(71,428)	(120,602)

Total expenses after fees waived and/or reimbursed	2,128	169	906,543

Net investment income	13,613,412	352,444	2,387,484

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	8,488,549	—	456,268
Investments — affiliated	—	(57,913)	—
Foreign currency transactions	—	—	(5,698)
Forward foreign currency exchange contracts	—	—	(22,126)
Futures contracts	(3,711,511)	1,279,553	(871,632)
Swaps	128,574	(14,134)	182,328

	4,905,612	1,207,506	(260,860)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	12,811,968	—	3,362,381
Investments — affiliated	—	261,834	—
Foreign currency translations	—	7	(249)
Forward foreign currency exchange contracts	—	—	(18,467)
Futures contracts	583,830	(449,746)	(69,150)
Options written	(46,948)	—	—
Swaps	(2,107,290)	(4,211,117)	(374,753)

	11,241,560	(4,399,022)	2,899,762

Net realized and unrealized gain (loss)	16,147,172	(3,191,516)	2,638,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,760,584	$(2,839,072)	$5,026,386

(a)	See Note 4 of the Notes to Financial Statements for details of short-term borrowings.

See notes to financial statements.

88	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BATS: Series A Portfolio		BATS: Series C Portfolio
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,162,142	$40,527,303	$7,454,469	$14,533,912
Net realized gain (loss)	1,483,403	(104,054)	5,037,830	(2,989,142)
Net change in unrealized appreciation (depreciation)	11,756,854	(6,162,510)	16,503,502	6,156,156

Net increase in net assets resulting from operations	39,402,399	34,260,739	28,995,801	17,700,926

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(26,377,973)	(43,556,280)	(7,496,831)	(14,687,683)

CAPITAL SHARE TRANSACTIONS
Shares sold	353,742,502	692,348,692	55,523,039	88,295,064
Shares redeemed	(129,013,039)	(277,349,588)	(29,954,498)	(107,054,054)

Net increase (decrease) in net assets derived from capital share transactions	224,729,463	414,999,104	25,568,541	(18,758,990)

NET ASSETS
Total increase (decrease) in net assets	237,753,889	405,703,563	47,067,511	(15,745,747)
Beginning of period	977,286,368	571,582,805	372,928,257	388,674,004

End of period	$1,215,040,257	$977,286,368	$419,995,768	$372,928,257

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Changes in Net Assets  (continued)

	BATS: Series E Portfolio		BATS: Series M Portfolio
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,303,919	$7,918,178	$13,613,412	$26,173,559
Net realized gain (loss)	(751,444)	5,198	4,905,612	(4,402,839)
Net change in unrealized appreciation (depreciation)	10,193,673	4,124,028	11,241,560	16,574,355

Net increase in net assets resulting from operations	14,746,148	12,047,404	29,760,584	38,345,075

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,338,282)	(9,058,546)	(15,022,245)	(28,369,325)

CAPITAL SHARE TRANSACTIONS
Shares sold	99,956,104	107,337,550	93,144,228	232,427,176
Shares redeemed	(27,393,607)	(55,582,026)	(59,190,542)	(252,659,321)

Net increase (decrease) in net assets derived from capital share transactions	72,562,497	51,755,524	33,953,686	(20,232,145)

NET ASSETS
Total increase (decrease) in net assets	81,970,363	54,744,382	48,692,025	(10,256,395)
Beginning of period	234,886,287	180,141,905	799,774,249	810,030,644

End of period	$316,856,650	$234,886,287	$848,466,274	$799,774,249

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

90	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BATS: Series P Portfolio		BATS: Series S Portfolio
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$352,444	$905,954	$2,387,484	$4,418,727
Net realized gain (loss)	1,207,506	1,341,177	(260,860)	(1,368,572)
Net change in unrealized appreciation (depreciation)	(4,399,022)	(3,161,240)	2,899,762	3,444,366

Net increase (decrease) in net assets resulting from operations	(2,839,072)	(914,109)	5,026,386	6,494,521

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(620,004)	(2,661,863)	(4,649,704)

CAPITAL SHARE TRANSACTIONS
Shares sold	7,822,887	14,053,229	31,580,280	64,260,569
Shares redeemed	(9,629,886)	(44,944,841)	(28,775,961)	(78,868,632)

Net increase (decrease) in net assets derived from capital share transactions	(1,806,999)	(30,891,612)	2,804,319	(14,608,063)

NET ASSETS
Total increase (decrease) in net assets	(4,646,071)	(32,425,725)	5,168,842	(12,763,246)
Beginning of period	51,654,420	84,080,145	163,175,827	175,939,073

End of period	$47,008,349	$51,654,420	$168,344,669	$163,175,827

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statement of Cash Flows  (unaudited)

Six Months Ended September 30, 2019

BATS: Series S Portfolio

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$5,026,386
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principle paydowns	124,892,695
Purchases of long-term investments	(191,405,519)
Net proceeds from sales of short-term securities	13,618,941
Amortization of premium and accretion of discount on investments and other fees	240,573
Net realized gain on investments	(456,268)
Net unrealized appreciation on investments and foreign currency translations	(3,343,801)

(Increase) Decrease in Assets:
Receivables:
Interest — unaffiliated	(113,454)
Dividends — unaffiliated	546
From the Manager	(51,203)
Principal paydowns	(55,060)
Variation margin on futures contracts	12,009
Prepaid expenses	(3,619)

Increase (Decrease) in Liabilities:
Cash received:
Collateral — Reverse repurchase agreements	(21,000)
Payables:
Interest expense	179,819
Trustees’ and Officer’s fees	(987)
Variation margin on futures contracts	(87,717)
Variation margin on centrally cleared swaps	(2,089)
Board realignment and consolidation	(1,537)
Other accrued expenses	(52,062)

Net cash used for operating activities	(51,623,347)

CASH PROVIDED BY FINANCING ACTIVITIES
Net borrowing of reverse repurchase agreements	49,592,833
Cash dividends paid to shareholders	(2,574,302)
Payments on redemption of capital shares	(28,555,496)
Proceeds from issuance of capital shares	33,650,181

Net cash used for financing activities	52,113,216

CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(136)

CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	489,733
Restricted and unrestricted cash and foreign currency at beginning of period	343,085

Restricted and unrestricted cash and foreign currency at end of period	$832,818

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$726,329

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY TO THE STATEMENTS OF ASSETS AND LIABILITIES

	September 30, 2019	March 31, 2019
Cash	$—	$—
Cash pledged:
Futures contracts	301,920	189,920
Centrally cleared swaps	291,930	105,930
Foreign currency at value	238,968	47,235

	$832,818	$343,085

See notes to financial statements.

92	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BATS: Series A Portfolio
							Period
	Six Months						from
	Ended						09/21/2015(a)

	09/30/19		Year Ended March 31,				to
	(unaudited)		2019		2018	2017	03/31/2016

Net asset value, beginning of period	$9.99		$10.14		$10.14	$9.82	$10.00

Net investment income(b)	0.24		0.53		0.58	0.51	0.48
Net realized and unrealized gain (loss)	0.12		(0.11)		(0.03)	0.43	(0.27)

Net increase from investment operations	0.36		0.42		0.55	0.94	0.21

Distributions(c)
From net investment income	(0.24)		(0.52)		(0.49)	(0.62)	(0.39)
From net realized gain	—		(0.05)		(0.06)	—	—

Total distributions	(0.24)		(0.57)		(0.55)	(0.62)	(0.39)

Net asset value, end of period	$10.11		$9.99		$10.14	$10.14	$9.82

Total Return(d)
Based on net asset value	3.66	%(e)	4.31%		5.55%	9.76%	2.07	%(e)

Ratios to Average Net Assets(g)
Total expenses	0.04	%(f)	0.04%		0.12%	0.26%	1.23	%(f)(h)

Total expenses after fees waived and/or reimbursed excluding amortization of offering costs	0.00	%(f)(i)	0.00	%(i)	0.00%	0.00%	0.01	%(f)

Net investment income	4.76	%(f)	5.26%		5.65%	5.01%	9.03	%(f)

Supplemental Data
Net assets, end of period (000)	$1,215,040		$977,286		$571,583	$323,784	$38,956

Portfolio turnover rate	24%		43%		45%	84%	45%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Annualized.

(g) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 09/30/19		Year Ended March 31,				Period from 09/21/2015(a) to
	(unaudited)		2019		2018	2017	03/31/2016
Investments in underlying funds	0.01%		0.01%		0.01%	0.01%	0.01%

(h)	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.32%.
(i)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BATS: Series C Portfolio
	Six Months
	Ended
	09/30/19		Year Ended March 31,
	(unaudited)		2019		2018		2017		2016		2015

Net asset value, beginning of period	$10.28		$10.18		$10.31		$10.37		$10.77		$10.60

Net investment income(a)	0.20		0.39		0.37		0.36		0.38		0.41
Net realized and unrealized gain (loss)	0.57		0.10		(0.08)		(0.04)		(0.31)		0.33

Net increase from investment operations	0.77		0.49		0.29		0.32		0.07		0.74

Distributions(b)
From net investment income	(0.20)		(0.39)		(0.37)		(0.36)		(0.38)		(0.40)
From net realized gain	—		(0.00	)(c)	(0.05)		(0.02)		(0.09)		(0.17)

Total distributions	(0.20)		(0.39)		(0.42)		(0.38)		(0.47)		(0.57)

Net asset value, end of period	$10.85		$10.28		$10.18		$10.31		$10.37		$10.77

Total Return(d)
Based on net asset value	7.53	%(e)	5.05%		2.82%		3.12%		0.70%		7.22%

Ratios to Average Net Assets
Total expenses	0.09	%(f)(g)	0.09	%(g)	0.11	%(g)	0.11	%(g)	0.13	%(g)	0.14%

Total expenses after fees waived and/or reimbursed	0.00	%(f)(g)(h)	0.00	%(g)(h)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.01%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.00	%(f)(g)(h)	0.00	%(g)(h)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00%

Net investment income	3.72	%(f)(g)	3.91	%(g)	3.55	%(g)	3.45	%(g)	3.68	%(g)	3.81%

Supplemental Data
Net assets, end of period (000)	$419,996		$372,928		$388,674		$417,251		$353,632		$361,083

Portfolio turnover rate	28%		55%		31%		32%		53%		44%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended

	09/30/19	Year Ended March 31,
	(unaudited)	2019	2018	2017	2016
Investments in underlying funds	0.00%	0.00%	0.00%	0.01%	0.01%

(h)	Amount is less than 0.005%.

See notes to financial statements.

94	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BATS: Series E Portfolio

											Period from 08/04/2014(a) to 03/31/2015
	Six Months Ended 09/30/19 (unaudited)

			Year Ended March 31,
			2019		2018		2017		2016

Net asset value, beginning of period	$10.91		$10.78		$10.49		$10.75		$10.47		$10.00

Net investment income(b)	0.22		0.47		0.45		0.45		0.43		0.28
Net realized and unrealized gain (loss)	0.41		0.21		0.30		(0.16)		0.29		0.48

Net increase from investment operations	0.63		0.68		0.75		0.29		0.72		0.76

Distributions(c)
From net investment income	(0.22)		(0.47)		(0.45)		(0.45)		(0.43)		(0.28)
From net realized gain	—		(0.08)		(0.01)		(0.10)		(0.01)		(0.01)

Total distributions	(0.22)		(0.55)		(0.46)		(0.55)		(0.44)		(0.29)

Net asset value, end of period	$11.32		$10.91		$10.78		$10.49		$10.75		$10.47

Total Return(d)
Based on net asset value	5.85	%(e)	6.44%		7.22%		2.78%		7.15%		7.70	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)(g)	0.21	%(f)	0.27	%(f)	0.23	%(f)	0.34	%(f)	0.94	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.07	%(f)(g)	0.08	%(f)	0.06	%(f)	0.06	%(f)	0.02	%(f)	0.00	%(g)

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.00	%(f)(g)(i)	0.00	%(f)(i)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(g)

Net investment income	3.96	%(f)(g)	4.35	%(f)	4.17	%(f)	4.21	%(f)	4.17	%(f)	4.07	%(g)

Supplemental Data
Net assets, end of period (000)	$316,857		$234,886		$180,142		$146,346		$110,186		$48,461

Borrowings outstanding, end of period (000)	$9,229		$8,085		$6,625		$6,625		$4,835		$—

Portfolio turnover rate	16%		53%		100%		87%		44%		30%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended

	09/30/19	Year Ended March 31,
	(unaudited)	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.01%	0.02%	0.01%	0.01%

(g)	Annualized.
(h)	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.02%.
(i)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BATS: Series M Portfolio

	Six Months Ended 09/30/19

			Year Ended March 31,

	(unaudited)		2019		2018	2017	2016	2015

Net asset value, beginning of period	$9.59		$9.47		$9.69	$9.93	$10.03	$9.70

Net investment income(a)	0.16		0.31		0.25	0.21	0.22	0.20
Net realized and unrealized gain (loss)	0.19		0.15		(0.16)	(0.16)	0.02	0.37

Net increase from investment operations	0.35		0.46		0.09	0.05	0.24	0.57

Distributions(b)
From net investment income	(0.18)		(0.34)		(0.31)	(0.29)	(0.27)	(0.24)
From net realized gain	—		—		—	—	(0.07)	(0.00	)(c)

Total distributions	(0.18)		(0.34)		(0.31)	(0.29)	(0.34)	(0.24)

Net asset value, end of period	$9.76		$9.59		$9.47	$9.69	$9.93	$10.03

Total Return(d)
Based on net asset value	3.65	%(e)	4.94%		0.91%	0.51%	2.44%	5.91%

Ratios to Average Net Assets(f)
Total expenses	0.06	%(g)	0.08%		0.08%	0.09%	0.11%	0.13%

Total expenses after fees waived and/or reimbursed	0.00	%(g)(h)	0.00	%(h)	0.00%	0.00%	0.00%	0.00%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.00	%(g)(h)	0.00	%(h)	0.00%	0.00%	0.00%	0.00%

Net investment income	3.32	%(g)	3.30%		2.59%	2.12%	2.25%	2.04%

Supplemental Data
Net assets, end of period (000)	$848,466		$799,774		$810,031	$598,067	$552,687	$520,933

Portfolio turnover rate(i)	626%		1,209%		1,515%	1,728%	1,789%	2,258%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Amount is greater than $(0.005) per share.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	09/30/19				Year Ended March 31,

	(unaudited)		2019		2018	2017	2016	2015

Investments in underlying funds	0.00%		0.00%		0.01%	0.01%	0.01%	0.01%

(g) Annualized. (h) Amount is less than 0.005%. (i) Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:
	Six Months
	Ended
	09/30/19		Year Ended March 31,

	(unaudited)		2019		2018	2017	2016	2015

Portfolio turnover rate (excluding MDRs)	403%		683%		833%	1,040%	1,090%	1,356%

See notes to financial statements.

96	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BATS: Series P Portfolio

	Six Months Ended 09/30/19 (unaudited)

			Year Ended March 31,

			2019		2018	2017	2016	2015

Net asset value, beginning of period	$9.25		$9.56		$9.38	$8.95	$9.38	$10.24

Net investment income(a)	0.07		0.12		0.08	0.09	0.10	0.07
Net realized and unrealized gain (loss)	(0.62)		(0.34)		0.15	0.34	(0.53)	(0.93)

Net increase (decrease) from investment operations	(0.55)		(0.22)		0.23	0.43	(0.43)	(0.86)

Distributions(b)
From net investment income	—		(0.09)		(0.05)	—	—	—

Total distributions	—		(0.09)		(0.05)	—	—	—

Net asset value, end of period	$8.70		$9.25		$9.56	$9.38	$8.95	$9.38

Total Return(c)
Based on net asset value	(5.95	)%(d)	(2.32)%		2.49%	4.80%	(4.48)%	(8.40)%

Ratios to Average Net Assets(e)
Total expenses	0.30	%(f)	0.20%		0.19%	0.13%	0.11%	0.12%

Total expenses after fees waived and/or reimbursed	0.00	%(f)(g)	0.00	%(g)	0.00%	0.00%	0.00%	0.00%

Net investment income	1.47	%(f)	1.24%		0.89%	1.00%	1.04%	0.67%

Supplemental Data
Net assets, end of period (000)	$47,008		$51,654		$84,080	$121,054	$221,470	$322,498

Portfolio turnover rate	4%		0%		6%	10%	0%	0%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 09/30/19 (unaudited)

			Year Ended March 31,

			2019		2018	2017	2016	2015

Investments in underlying funds	0.17%		0.16%		0.17%	0.08%	0.05%	0.04%

(f)	Annualized.
(g)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BATS: Series S Portfolio

	Six Months Ended 09/30/19		Year Ended March 31,
	(unaudited)		2019		2018		2017	2016	2015

Net asset value, beginning of period	$9.50		$9.38		$9.53		$9.54	$9.76	$9.84

Net investment income(a)	0.14		0.25		0.20		0.19	0.26	0.23
Net realized and unrealized gain (loss)	0.15		0.13		(0.09)		0.11	(0.15)	(0.05)

Net increase from investment operations	0.29		0.38		0.11		0.30	0.11	0.18

Distributions(b)
From net investment income	(0.15)		(0.26)		(0.26)		(0.31)	(0.33)	(0.26)
From net realized gain	—		—		—		—	—	—

Total distributions	(0.15)		(0.26)		(0.26)		(0.31)	(0.33)	(0.26)

Net asset value, end of period	$9.64		$9.50		$9.38		$9.53	$9.54	$9.76

Total Return(c)
Based on net asset value	3.08	%(d)	4.11%		1.15%		3.21%	1.18%	1.81	%(e)

Ratios to Average Net Assets
Total expenses	1.21	%(f)(g)	0.69	%(g)	0.76	%(g)	0.48%	0.31%	0.16%

Total expenses after fees waived and/or reimbursed	1.07	%(f)(g)	0.56	%(g)	0.59	%(g)	0.34%	0.18%	0.02%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.00	%(f)(g)(h)	0.00	%(g)(h)	0.00	%(g)	0.00%	0.00%	0.00%

Net investment income	2.82	%(f)(g)	2.62	%(g)	2.11	%(g)	2.37%	2.91%	2.32%

Supplemental Data
Net assets, end of period (000)	$168,345		$163,176		$175,939		$191,903	$238,237	$266,124

Portfolio turnover rate(i)	55%		184%		263%		279%	270%	318%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes a payment by an affiliate to compensate for investments erroneously made in violation of the investment guidelines, which impacted the Fund’s total return. Excluding this payment, the Fund’s total return would have been 1.70%.

(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 09/30/19	Year Ended March 31,
	(unaudited)	2019	2018
Investments in underlying funds	0.00%	0.01%	0.01%

(h)	Amount is less than 0.005%.
(i)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 09/30/19 (unaudited)	Year Ended March 31,
		2019	2018	2017	2016	2015
Portfolio turnover rate (excluding MDRs)	40%	112%	148%	163%	178%	239%

See notes to financial statements.

98	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BATS: Series A Portfolio	Series A	Diversified
BATS: Series C Portfolio	Series C	Diversified
BATS: Series E Portfolio	Series E	Diversified
BATS: Series M Portfolio	Series M	Diversified
BATS: Series P Portfolio	Series P	Diversified
BATS: Series S Portfolio	Series S	Diversified

Shares of the Funds are offered to separate account clients of the adviser, BlackRock Advisors, LLC (the “Manager”), or certain of its affiliates. Series A is also offered to collective trust funds managed by BlackRock Institutional Trust Company, N.A., an affiliate of the investment adviser, and mutual funds advised by the Manager or its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

The Funds, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of open-end non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions and TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared daily and paid monthly, except for Series P, which declares and pays dividends at least annually. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), effective January 1, 2019, the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements  (unaudited) (continued)

callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended September 30, 2019. The cost basis of securities at March 31, 2019 has been adjusted to the following:

Series A	$995,962,482
Series C	361,972,146
Series E	245,929,128
Series S	195,412,381

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and

100	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements  (unaudited) (continued)

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

102	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Forward Commitments, When-Issued and Delayed Delivery Securities: Certain funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help a fund mitigate their counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: Certain funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements  (unaudited) (continued)

value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

For the six months ended September 30, 2019, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate were as follows:

	Average Borrowings	Daily Weighted Average Interest Rate

Series S	$68,716,952	2.59%

Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of Series S’ open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest(a)	Net Amount
Barclays Capital, Inc.	$5,581,481	$(5,581,481)	$—
BNP Paribas	10,233,102	(10,233,102)	—
RBC Capital Markets, LLC	8,993,259	(8,993,259)	—
Citigroup Global Markets, Inc.	42,815,381	(42,815,381)	—
HSBC Securities (USA), Inc.	13,044,164	(13,044,164)	—

	$80,667,387	$(80,667,387)	$—

(a)

Collateral with a value of $85,306,128 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.

Municipal Bonds Transferred to TOB Trusts: Certain funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a fund. A fund typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

104	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

	Interest Expense	Liquidity Fees	Other Expenses	Total

Series E	$74,546	$12,459	$2,887	$89,892

For the six months ended September 30, 2019, the following table is a summary of each Fund’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts

Series E	$18,237,902	$9,229,000	1.60%-1.63%	$8,344,410	2.16%

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a fund invests in a TOB Trust on a recourse basis, a fund enters into a reimbursement agreement with the Liquidity Provider where a fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a fund invests in a recourse TOB Trust, a fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a fund at September 30, 2019, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a fund at September 30, 2019.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements  (unaudited) (continued)

a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amounts reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

•

Swaptions — Certain Funds purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

106	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager receives no advisory fee from the Funds under the Investment Advisory Agreement.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of each Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses. This agreement has no fixed termination date. With respect to Series C, Series E, Series M, Series P and Series S, the Manager does not charge the Funds a management fee, although investors in the Funds will pay a fee to BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, or their managed account program sponsor. With respect to Series A, the Manager does not charge the Fund a management fee, although investors in the Fund that are (i) retail and institutional separately managed account clients of BIM will pay a fee to BIM or their managed account program sponsor, (ii) participants in the collective trust funds managed by BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of the Manager, that invest in the Fund will pay a fee to BTC, and (iii) mutual funds that are advised by the Manager or its affiliates will pay the Manager or its affiliate a management fee pursuant to a management agreement between each such fund and BlackRock or its affiliate. The Manager waived fees for each Fund which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

Although the Funds do not compensate the Manager directly for its services under the Investment Advisory Agreement, because each Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager’s affiliates to manage their accounts. The Manager waived fees for each Fund which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The waivers were as follows:

Series A	$228,527
Series C	177,193
Series E	153,216
Series M	257,377
Series P	71,428
Series S	120,602

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Series A, Series E and Series P are currently permitted to borrow and lend and Series C, Series M and Series S are currently permitted to borrow under the Interfund Lending Program.

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements  (unaudited) (continued)

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended September 30, 2019, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended September 30, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain

Series C	$222,075	$362,647	$11,318

7.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

Purchases	Series A	Series C	Series E	Series M	Series P	Series S

Non-U.S. Government Securities	$492,457,811	$101,182,878	$115,606,713	$6,477,821,923	$613,120	$203,427,788
U.S. Government Securities	—	38,893,966	—	8,433,736	—	4,373,407

Total Purchases	$492,457,811	$140,076,844	$115,606,713	$6,486,255,659	$613,120	$207,801,195

Sales	Series A	Series C	Series E	Series M	Series P	Series S

Non-U.S. Government Securities (includes paydowns)	$256,335,295	$85,671,394	$42,819,473	$6,253,286,350	$2,394,466	$127,999,456
U.S. Government Securities	—	24,714,332	—	17,659,420	—	4,384,971

Total Sales	$256,335,295	$110,385,726	$42,819,473	$6,270,945,770	$2,394,466	$132,384,427

For the six months ended September 30, 2019, purchases and sales related to mortgage dollar rolls were as follows:

	Series M	Series S

Purchases	$2,228,833,909	$36,073,948
Sales	2,230,599,272	37,450,433

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns, except with respect to Series A, generally remains open for each of the four years ended March 31, 2019. The statute of limitations on Series A’s U.S. federal tax returns generally remains open for each of the three years ended March 31, 2019 and the period ended March 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

108	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of March 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Series C	Series M	Series P	Series S

$2,491,680	$20,600,892	$29,016,387	$8,851,845

As of September 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	Series A	Series C	Series E	Series M	Series P	Series S

Tax cost	$1,211,268,647	$394,561,305	$298,421,787	$1,657,443,875	$14,036,658	$257,305,152
Gross unrealized appreciation	$21,551,615	$25,829,106	$27,137,717	$21,700,460	$125,744	$3,764,211
Gross unrealized depreciation	(18,673,626)	(732,131)	(349,862)	(7,388,440)	(6,759,112)	(655,862)

Net unrealized appreciation (depreciation)	$2,877,989	$25,096,975	$26,787,855	$14,312,020	$(6,633,368)	$3,108,349

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended September 30, 2019, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Series E structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, Series E’s investments in the TOB Trusts may adversely affect Series E’s net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect Series E’s NAV per share.

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect Series E’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and Series E, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements  (unaudited) (continued)

resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds may invest in securities that are rated below investment grade quality (sometimes called “junk bonds”), which are predominantly speculative, have greater credit risk and generally are less liquid than, and have more volatile prices than, higher quality securities.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19	Year Ended 03/31/19
Series A
Shares sold	35,123,984	69,144,009
Shares redeemed	(12,808,445)	(27,690,251)

Net increase	22,315,539	41,453,758

Series C
Shares sold	5,279,677	8,827,667
Shares redeemed	(2,833,130)	(10,736,125)

Net increase (decrease)	2,446,547	(1,908,458)

Series E
Shares sold	8,936,399	10,019,529
Shares redeemed	(2,477,288)	(5,189,013)

Net increase	6,459,111	4,830,516

Series M
Shares sold	9,623,435	24,770,907
Shares redeemed	(6,127,330)	(26,871,015)

Net increase (decrease)	3,496,105	(2,100,108)

110	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/19	Year Ended 03/31/19
Series P
Shares sold	882,621	1,454,951
Shares redeemed	(1,067,846)	(4,667,254)

Net decrease	(185,225)	(3,212,303)

Series S
Shares sold	3,299,224	6,846,900
Shares redeemed	(3,004,025)	(8,424,603)

Net increase (decrease)	295,199	(1,577,703)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	111

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Allocation Target Shares (the “Trust”) met in person on May 1, 2019 (the “May Meeting”) and June 5-6, 2019 (the “June Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of each of the BATS: Series A Portfolio, BATS: Series C Portfolio, BATS: Series E Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

On the date of the June Meeting, the Board consisted of eleven individuals, nine of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to each Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmarks, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the May Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) a discussion of fall-out benefits to BlackRock and its affiliates; (b) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (c) review of non-management fees; (d) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (e) a summary of aggregate amounts paid by each Fund to BlackRock; and (f) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the June Meeting. Topics covered included: (a) the methodology for measuring estimated fund profitability; (b) economies of scale; (c) fund expenses and potential fee waivers; and (d) differences in services provided and management fees between open-end funds and other product channels.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared with certain metrics; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

112	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance and each Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the May Meeting, the Board was provided with certain performance criteria for each Fund. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that the Funds are investments that are available solely to separately managed accounts or institutional clients, primarily to complement their existing BlackRock fixed-income portfolios. Given the resulting comparability issues to peer funds, rather than a comparison to peers, the Board reviewed other performance criteria for the Funds.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that BlackRock does not charge each Fund an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each Fund. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	113

Disclosure of Investment Advisory Agreement  (continued)

The Board noted that BlackRock does not charge the Funds an advisory fee, although investors in the Funds will pay a fee to an affiliate of BlackRock or their managed account program sponsor. The Board also noted that BlackRock and the Board have contractually agreed to waive all fees and pay or reimburse all direct expenses of each Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense and acquired fund fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which each Fund benefits from such economies in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

114	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Richard E. Cavanagh, Co-Chair of the Board and Trustee

Karen P. Robards, Co-Chair of the Board and Trustee

Michael J. Castellano, Trustee

Cynthia L. Egan, Trustee

Frank J. Fabozzi, Trustee

Henry Gabbay, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Catherine A. Lynch, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective September 4, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust.

Effective September 5, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust.

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent, Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	115

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

116	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

CAD	Canadian Dollar

USD	US Dollar

Portfolio Abbreviations

ABS	Asset-Backed Security

AKA	Also Known As

AGM	Assurance Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

EDA	Economic Development Authority

GO	General Obligation Bonds

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

TBA	To-be-announced

GLOSSARY OF TERMS USED IN THIS REPORT	117

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BATS-9/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) –Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date:	December 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date:	December 3, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date:	December 3, 2019

3